UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-CSR
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CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBERS 811-6618

FIRST INVESTORS EQUITY FUNDS
(Exact name of registrant as specified in charter)

110 Wall Street
New York, NY 10005
(Address of principal executive offices) (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
1-732-855-2712
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END: SEPTEMBER 30, 2008

DATE OF REPORTING PERIOD: MARCH 31, 2008

Item 1. Reports to Stockholders

The semi-annual report to stockholders follows

First Investors

SEMI-ANNUAL REPORT

INCOME FUNDS

- Cash Management
- Government
- Investment Grade
- Fund For Income

EQUITY FUNDS

- Total Return
- Value
- Blue Chip
- Growth & Income
- Global
- Select Growth
- Opportunity
- Special Situations
- International

March 31, 2008

FOREWORD

This report is for the information of the shareholders of the Trusts. It is each
Trust’s practice to mail only one copy of its annual and semi-annual reports to all family members who reside in the same household. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 1-800-423-4026. Each Trust will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

The views expressed in the Market Overview letter reflect those views of the
Director of Equities and Director of Fixed Income of First Investors Manage-
ment Company, Inc. through the end of the period covered. Any such views are subject to change at any time based upon market or other conditions and we disclaim any responsibility to update such views. These views may not be relied on as investment advice.

You may obtain a free prospectus for any of the Funds by contacting your representative, calling 1-800-423-4026, writing to us at the following ad-
dress: First Investors Corporation, 110 Wall Street, New York, NY 10005,
or by visiting our website at www.firstinvestors.com. You should consider the investment objectives, risks, charges and expenses of a Fund care-
fully before investing. The prospectus contains this and other information about the Fund, and should be read carefully before investing.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any
other government agency. Although the Cash Management Fund seeks to preserve a net asset value at $1.00 per share, it is possible to lose money by investing in it, just as it is possible to lose money by investing in any of the other Funds. Past performance is no guarantee of future results.

A Statement of Additional Information (“SAI”) for any of the Funds may also be obtained, without charge, upon request by calling 1-800-423-4026, writing to us at our address or by visiting our website listed above. The SAI contains more detailed information about the Fund, including information about its Trustees.

Market Overview
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS

Dear Investor:

The financial markets were extremely volatile during the past six months. Subprime mortgage problems, which had begun to impact the financial markets last summer, became a major factor for investors in the fourth quarter by creating two major chal-
lenges. The first was a crisis of confidence that occurred as financial firms conserved their dwindling capital because of their subprime exposure or fears of counterparties’
subprime exposure. As a result, there was very little liquidity in the markets — mean-
ing firms were not willing to take risk or make markets. Markets had big swings, trading off of supply and demand instead of fundamentals. At times during the last few months, certain markets stopped functioning, while others were operating under extreme stress. The crisis probably peaked with the bailout of Bear Stearns in March.
The extraordinary actions taken by the Federal Reserve (the “Fed”) in response to
Bear Stearns’s near-failure appeared to have restored some stability to the markets as the first quarter ended.

The second challenge for investors was a substantial slowing in the economy. Fourth quarter growth slowed to an anemic 0.6% pace, followed by an equally anemic
0.06% in the first quarter of this year. Consumers, facing tighter credit conditions and rising gasoline and food prices, reduced spending. Corporations responded by cutting back spending as well. The unemployment rate rose to 5.1% in March, its highest level since 2005. The lone bright spot in the economy was the export sec-
tor, as overseas economies remained relatively strong. By the end of the first quarter, most economic forecasters agreed that the U.S. was in a recession. This by itself —
without a financial crisis — created a difficult environment for investors, especially in riskier markets. The combination of a financial crisis and an economic slowdown created an extraordinarily challenging environment.

The Fed was very active as it tried to both restore liquidity to the markets and head off recession. During the reporting period, it has cut the benchmark federal funds rate from 5.25% to 2.25%, an unprecedented pace of monetary easing. In addition to low-
ering rates, the Fed also made its discount lending window available to more firms.
The Fed and other regulators have taken a number of steps to help the housing market and the financial markets.

1

Market Overview (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS

Congress and the President also agreed to a fiscal stimulus package that should eventu-
ally help the economy. The mailing of rebate checks began in May. These efforts have restored some stability to the markets, although the economy continues to look weak.

Bond market returns in the aggregate were positive: the Merrill Lynch Broad Market
Index was up over 5% for the two quarters. But returns by sector varied substantially, from up 8.5% in the Treasury sector to down 4.2% in the high yield bond market.
High quality bonds benefited from the substantial decline in benchmark U.S. Trea-
sury rates. Specifically, the two-year U.S. Treasury note yield fell from 3.99% to
1.59%, its lowest quarterly close since 2004, and the ten-year note yield fell from
4.59% to 3.41%, its lowest quarterly close in over ten years.

Riskier sectors of the bond market generally underperformed the Treasury market due to both a reduced desire on the part of investors to take risk and the slowing economy. While reduced liquidity in the market adversely affected high quality mort-
gage-backed bonds, the sector nonetheless had a relatively strong showing, returning
5.7%. In contrast, the investment grade corporate bond market returned only 1.8%
as the slowing economy and concern about financial issuers hurt performance. Not surprisingly, given the investment environment, high yield corporate bonds were one of the worse performing sectors in the bond market. Lastly, money market yields fell substantially during the review period, reflecting the Fed’s easing of monetary policy.

Given the challenges in the financial system and the economic environment, the stock market was very volatile over the reporting period. Most segments of the market post-
ed losses: large-cap stocks, as measured by the S&P 500 Index were down 12.5%;
mid-cap stocks, as measured by the S&P MidCap 400 Index, were off 11.3%; and
small-cap stocks, as measured by the Russell 2000 Index, lost 14.0%. Performance was not much better in international markets, as the MSCI-EAFE Index, an index that measures performance in developed markets, excluding the U.S., was down 10.4%.

2

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

Edwin D. Miska
Director of Equities
First Investors Management Company, Inc.

Clark D. Wagner
Director of Fixed Income
First Investors Management Company, Inc.

May 1, 2008

This Market Overview is not part of the Funds’ financial report and is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus. The Market Overview reflects conditions through the end of the period as stated on the cover. Market conditions are subject to change. This
Market Overview may not be relied upon as investment advice or an indication of current or future trading intent on behalf of any Fund.

There are a variety of risks associated with investing in mutual funds. For stock funds, the risks include market risk (the risk that the entire stock market will decline because of an event such as a deterioration in the economy or a rise in interest rates), as well as special risks associated with investing in certain types of stock funds, such as small-
cap, global and international funds. For bond funds, the risks include interest rate risk and credit risk. Interest rate risk is the risk that bonds will decrease in value as interest rates rise. As a general matter, longer-term bonds fluctuate more than shorter-term bonds in reaction to changes in interest rates. Credit risk is the risk that bonds will de-
cline in value as the result of a decline in the credit rating of the bonds or the economy as a whole, or that the issuer will be unable to pay interest and/or principal when due.
You should consult your prospectus for a precise explanation of the risks associated with your fund.

3

Understanding Your Fund’s Expenses
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, in-
cluding a sales charge (load) on purchase payments (on Class A shares only), a contin-
gent deferred sales charge on redemptions (on Class B shares only); and (2) ongoing costs, including advisory fees; distribution and service fees (12b-1); and other expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, October 1, 2007, and held for the entire six-month period ended March 31,
2008. The calculations assume that no shares were bought or sold during the period.
Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses Example:

These amounts help you to estimate the actual expenses that you paid over the period.
The “Ending Account Value” shown is derived from the Fund’s actual return, and the
“Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To estimate the expenses you paid on your account during this period, simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period”.

Hypothetical Expenses Example:

These amounts provide information about hypothetical account values and hypotheti-
cal expenses based on the Fund’s actual expense ratio for Class A and Class B shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transaction costs, such as front-
end or contingent deferred sales charges (loads). Therefore, the hypothetical expenses example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

4

Fund Expenses
CASH MANAGEMENT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/07)	(3/31/08)	(10/1/07–3/31/08)*
Expense Example–Class A Shares
Actual	$1,000.00	$1,017.93	$4.04
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,021.00	$4.04
Expense Example–Class B Shares
Actual	$1,000.00	$1,014.15	$7.80
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,017.25	$7.82

*Expenses are equal to the annualized expense ratio of .80% for Class A shares and 1.55% for
Class B shares, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2008, and are based on the total value of investments.

5

Portfolio of Investments
CASH MANAGEMENT FUND
March 31, 2008

Principal			Interest
Amount		Security	Rate*	Value

		CORPORATE NOTES—65.5%
$ 1,000	M	Abbott Laboratories, 9/15/08	4.54%	$1,003,655
10,000	M	Anheuser-Busch Cos., Inc., 6/5/08 (a)	2.65	9,952,057
		Archer-Daniels-Midland Co.:
2,000	M	4/8/08 (a)	4.27	1,998,319
4,000	M	6/20/08 (a)	2.72	3,975,784
2,000	M	6/26/08 (a)	2.85	1,986,349
		Chevron Funding Corp.:
7,000	M	4/18/08	2.15	6,992,888
5,000	M	4/25/08	2.15	4,992,832
9,600	M	Coca Cola Co., 4/18/08 (a)	2.63	9,588,056
		Dupont (E.I.) de Nemours & Co.:
6,500	M	4/25/08 (a)	2.22	6,490,376
5,000	M	4/29/08 (a)	2.22	4,991,364
2,000	M	Federal Home Loan Bank, 4/25/08	2.14	1,997,146
1,000	M	Fifth Third Bank, 8/15/08	4.76	994,884
		General Electric Capital Corp.:
500	M	4/1/08 (b)	5.32	500,000
500	M	4/1/08 (b)	5.10	500,000
1,000	M	4/1/08 (b)	4.44	1,000,000
500	M	5/1/08	4.75	499,477
4,500	M	7/2/08	2.78	4,467,961
4,000	M	7/14/08	2.45	3,971,681
1,000	M	7/24/08	4.63	1,011,714
		Hershey Foods Co.:
8,000	M	4/2/08 (a)	2.85	7,999,364
4,500	M	4/10/08 (a)	2.70	4,496,957
5,000	M	IBM International Group Capital, LLC, 5/12/08 (a)	2.19	4,987,523
10,000	M	Illinois Tool Works, Inc., 4/4/08	2.70	9,997,746
2,000	M	International Business Machines Corp., 2/1/09	2.81	2,040,926
7,490	M	Kimberly Clark Worldwide, 4/11/08 (a)	2.10	7,485,630
6,500	M	Madison Gas & Electric Co., 4/11/08	2.35	6,495,756
6,955	M	Pepsi Bottling Holdings, Inc., 2/17/09 (c)	2.85	7,118,416
		Pfizer, Inc.:
8,500	M	4/7/08 (a)	4.40	8,493,674
3,500	M	5/1/08 (a)	4.37	3,487,014
1,500	M	Procter & Gamble Co., 8/15/08	3.51	1,504,123
3,000	M	Procter & Gamble International Funding,
		SCA, 4/10/08 (a)	2.70	2,997,971
		Prudential Funding Corp.:
5,000	M	4/10/08	2.90	4,996,365
5,000	M	6/4/08	2.30	4,979,554

6

Principal			Interest
Amount		Security	Rate*	Value

		CORPORATE NOTES (continued)
		Stanley Works.:
$ 3,000	M	4/3/08 (a)	4.10%	$2,999,310
2,000	M	6/18/08 (a)	2.10	1,990,893
4,500	M	6/24/08 (a)	2.15	4,477,407
		Toyota Motor Credit Corp.:
6,000M	M	6/3/08	2.79	5,970,646
6,500	M	6/3/08	2.80	6,468,083

Total Value of Corporate Notes (cost $165,901,901)				165,901,901

U.S. GOVERNMENT AGENCY OBLIGATIONS—15.9%
5,000	M	Fannie Mae, 5/9/08	3.54	4,981,178
		Federal Home Loan Bank:
6,000	M	5/5/08	4.40	6,008,912
2,000	M	5/23/08	3.56	1,989,639
5,000	M	8/20/08	2.13	5,051,330
3,000	M	1/7/09	4.12	3,000,000
3,750	M	1/22/09	3.65	3,750,000
1,000	M	3/3/09	2.73	1,000,692
500	M	3/17/09	2.58	500,415
		Freddie Mac:
2,408	M	4/15/08	4.25	2,409,252
4,500	M	1/14/09	3.54	4,513,706
3,250	M	1/30/09	2.81	3,250,000
3,700	M	2/19/09	2.80	3,700,288

Total Value of U.S. Government Agency Obligations (cost $40,155,412)				40,155,412

		CERTIFICATES OF DEPOSIT—7.9%
		Citibank, NA:
6,900	M	4/16/08	3.85	6,900,000
5,000	M	5/28/08	3.07	5,000,000
8,000	M	JPMorgan Chase & Co., 8/19/08	2.85	8,000,000

Total Value of Certificates of Deposit (cost $19,900,000)				19,900,000

				7

Portfolio of Investments (continued)
CASH MANAGEMENT FUND
March 31, 2008

Principal			Interest
Amount		Security	Rate*	Value

		FLOATING RATE NOTES—6.7%
$ 5,450	M	Advanced Packaging Corp., 10/1/36
		(LOC; Fifth Third Bank)	3.65%	$5,450,000
3,800	M	Genesys Medsports, LLC, 1/1/27
		(LOC; Fifth Third Bank)	3.65	3,800,000
4,750	M	International Business Machines Corp., 9/8/08 (c)	3.09	4,748,413
3,000	M	Procter & Gamble International Funding, SCA, 2/19/09	3.14	3,000,000

Total Value of Floating Rate Notes (cost $16,998,413)				16,998,413

		BANKERS’ ACCEPTANCES—3.9%
		Bank of America, NA:
1,094	M	5/16/08	3.15	1,089,622
2,106	M	5/19/08	3.15	2,097,269
1,699	M	5/21/08	3.15	1,691,927
5,000	M	7/14/08	3.55	4,948,340

Total Value of Bankers’ Acceptances (cost $9,827,158)				9,827,158

Total Value of Investments (cost $252,782,884) **			99.9%	252,782,884
Other Assets, Less Liabilities			.1	269,543

Net Assets			100.0%	$253,052,427

* The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on floating rate notes are adjusted periodically; the rates shown are the rates in effect at March 31, 2008.
** Aggregate cost for federal income tax purposes is the same.
(a) Security exempt from registration under Section 4(2) of the Securities Act of 1933 (see Note 4).
(b) Denotes a step bond (a zero coupon bond that converts to a fixed interest rate at a designated date).
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 4).
Summary of Abbreviations:
LOC Letters of Credit

8	See notes to financial statements

Fund Expenses
GOVERNMENT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/07)	(3/31/08)	(10/1/07–3/31/08)*
Expense Example–Class A Shares
Actual	$1,000.00	$1,051.38	$5.64
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.50	$5.55
Expense Example–Class B Shares
Actual	$1,000.00	$1,047.72	$9.21
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.00	$9.07

*Expenses are equal to the annualized expense ratio of 1.10% for Class A shares and 1.80% for
Class B shares, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2008, and are based on the total value of investments.

9

Portfolio of Investments
GOVERNMENT FUND
March 31, 2008

Principal
Amount		Security	Value
		MORTGAGE-BACKED CERTIFICATES—99.6%
		Fannie Mae—16.3%
$15,183	M	5.5%, 4/1/2033–2/1/2038	$15,374,469
21,463	M	6%, 1/1/2037–4/1/2038	22,010,832
			37,385,301

		Government National Mortgage
		Association I Program—83.3%
32,357	M	5%, 5/15/2033–5/15/2036	32,413,863
46,523	M	5.5%, 3/15/2033–4/15/2037	47,577,730
68,543	M	6%, 3/15/2031–9/15/2037	71,008,550
31,318	M	6.5%, 10/15/2028–3/15/2038	32,770,987
4,423	M	7%, 4/15/2032–8/15/2035	4,744,767
1,789	M	7.5%, 7/15/2023–6/15/2034	1,926,529
			190,442,426
Total Value of Mortgage-Backed Certificates (cost $225,031,924)			227,827,727

		SHORT-TERM U.S. GOVERNMENT
		OBLIGATIONS—4.0%
9,200	M	U.S. Treasury Bills, 1.41%, 4/15/08 (cost $9,194,955)	9,194,955
Total Value of Investments (cost $234,226,879)		103.6%	237,022,682
Excess of Liabilities Over Other Assets		(3.6)	(8,240,724)

Net Assets		100.0%	$228,781,958

10		See notes to financial statements

Fund Expenses
INVESTMENT GRADE FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/07)	(3/31/08)	(10/1/07–3/31/08)*
Expense Example–Class A Shares
Actual	$1,000.00	$1,030.19	$5.58
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.50	$5.55
Expense Example–Class B Shares
Actual	$1,000.00	$1,026.69	$9.12
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.00	$9.07

*Expenses are equal to the annualized expense ratio of 1.10% for Class A shares and 1.80% for
Class B shares, multiplied by the average account value over the period, multiplied by 183/366
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2008, and are based on the total value of investments.

11

Portfolio of Investments
INVESTMENT GRADE FUND
March 31, 2008

Principal
Amount		Security	Value

		CORPORATE BONDS—67.4%
		Aerospace/Defense—1.7%
$ 2,000	M	Boeing Co., 7.25%, 2025	$2,350,126
		Honeywell International, Inc.:
975	M	6.125%, 2011	1,056,420
900	M	4.25%, 2013	910,112
400	M	Precision Castparts Corp., 5.6%, 2013	444,754
717	M	TRW, Inc., 7.125%, 2009	745,576

			5,506,988

		Automotive—.5%
1,700	M	Daimler Chrysler NA Holdings Corp., 5.75%, 2009	1,716,323

		Chemicals—1.7%
1,700	M	Air Products & Chemicals, Inc., 4.125%, 2010	1,760,328
1,700	M	Cabot Corp., 5.25%, 2013 (a)	1,830,067
1,800	M	Praxair, Inc., 5.375%, 2016	1,831,131

			5,421,526

		Consumer Durables—.5%
1,650	M	Black & Decker Corp., 5.75%, 2016	1,589,699

		Consumer Non-Durables—2.1%
1,800	M	Avon Products, Inc., 4.8%, 2013	1,829,444
1,000	M	Colgate-Palmolive Co., 5.98%, 2012	1,079,459
1,600	M	Newell Rubbermaid, Inc., 6.75%, 2012	1,677,298
2,000	M	Procter & Gamble Co., 4.85%, 2015	2,096,640

			6,682,841

		Energy—5.3%
1,700	M	Anadarko Petroleum Corp., 5.95%, 2016	1,760,962
2,700	M	Canadian Natural Resources, Ltd., 5.9%, 2018	2,767,519
1,550	M	Husky Oil Ltd., 8.9%, 2028	1,572,898
850	M	Kinder Morgan Finance Co., 5.35%, 2011	847,875
2,800	M	Nabors Industries, Inc., 6.15%, 2018 (a)	2,871,602
2,000	M	Nexen, Inc., 5.05%, 2013	2,013,218
2,000	M	Northern Border Pipeline Co., 7.1%, 2011	2,133,954
2,150	M	Pacific Energy Partners LP, 7.125%, 2014	2,277,504
500	M	Tesoro Corp., 6.5%, 2017	450,000

			16,695,532

12

Principal
Amount		Security	Value

		Financial Services—7.3%
$ 1,800	M	Compass Bank, 6.4%, 2017	$1,761,849
1,200	M	Endurance Specialty Holdings, Ltd., 7%, 2034	1,151,526
2,000	M	Fifth Third Bancorp, 5.45%, 2017	1,837,272
1,000	M	Fleet Capital Trust II, 7.92%, 2026	1,034,630
600	M	GATX Financial Corp., 5.5%, 2012	630,722
625	M	Greenpoint Bank, 9.25%, 2010	653,556
2,420	M	Hibernia Corp., 5.35%, 2014	2,160,583
1,880	M	Independence Community Bank Corp., 4.9%, 2010	1,875,606
2,000	M	JPMorgan Chase & Co., 5.25%, 2015	1,990,418
1,200	M	National City Bank of Pennsylvania, 7.25%, 2011	1,153,391
1,298	M	Republic NY Corp., 7.75%, 2009	1,339,575
2,000	M	Royal Bank of Scotland Group PLC, 5%, 2014	1,993,308
1,600	M	SunTrust Bank, Inc., 7.25%, 2018	1,639,170
1,800	M	Wachovia Corp., 5.75%, 2018	1,766,335
2,565	M	Washington Mutual Bank, 5.95%, 2013	2,195,398

			23,183,339

		Financials—11.7%
395	M	American Express Co., 6.15%, 2017	393,873
		American General Finance Corp.:
875	M	8.125%, 2009	918,285
1,800	M	6.9%, 2017	1,762,151
3,500	M	Bear Stearns Cos., Inc., 7.25%, 2018	3,623,211
900	M	Caterpillar Financial Services Corp., 4.6%, 2014	908,991
		ERAC USA Finance Enterprise Co.:
1,775	M	7.35%, 2008 (a)	1,787,594
1,170	M	8%, 2011 (a)	1,248,933
2,363	M	Ford Motor Credit Co., 9.75%, 2010	2,105,984
2,625	M	General Motors Acceptance Corp., 7.75%, 2010	2,271,431
		Goldman Sachs Group, Inc.:
2,700	M	5.95%, 2018	2,678,578
2,300	M	6.15%, 2018	2,300,830
1,600	M	6.45%, 2036	1,446,349
900	M	HSBC Finance Corp., 5%, 2015	848,369
		International Lease Finance Corp.:
2,000	M	5.625%, 2013	1,960,598
2,600	M	6.375%, 2013	2,600,730

			13

Portfolio of Investments (continued)
INVESTMENT GRADE FUND
March 31, 2008

Principal
Amount		Security	Value

		Financials (continued)
		Lehman Brothers Holdings, Inc.:
$ 1,800	M	5.625%, 2013	$1,752,071
3,200	M	6.75%, 2017	3,081,584
2,500	M	Merrill Lynch & Co., 5.45%, 2013	2,462,228
3,100	M	Morgan Stanley, 5.95%, 2017	3,001,457

			37,153,247

		Food/Beverage/Tobacco—5.1%
900	M	Anheuser-Busch Cos., Inc., 4.375%, 2013	914,710
1,980	M	Bunge Limited Finance Corp., 5.875%, 2013	2,066,211
		Cargill, Inc.:
900	M	5.6%, 2012 (a)	923,263
1,900	M	6%, 2017 (a)	1,919,920
1,350	M	Coca-Cola Co., 5.35%, 2017	1,411,331
1,500	M	Coca-Cola Enterprises, Inc., 7.125%, 2017	1,740,638
1,949	M	ConAgra Foods, Inc., 6.75%, 2011	2,103,143
900	M	Diageo Capital PLC, 5.2%, 2013	932,082
900	M	Kellogg Co., 4.25%, 2013	898,194
910	M	Pepsi Bottling Group, LLC, 5%, 2013	951,369
1,000	M	Pepsi Bottling Group, Inc., 7%, 2029	1,163,666
1,225	M	UST, Inc., 7.25%, 2009	1,274,409

			16,298,936

		Food/Drug—.9%
2,000	M	Kroger Co., 6.75%, 2012	2,143,318
700	M	Safeway, Inc., 6.5%, 2011	744,602

			2,887,920

		Forest Products/Containers—.5%
1,725	M	Sappi Papier Holding AG, 6.75%, 2012 (a)	1,566,631

		Gaming/Leisure—.9%
2,000	M	International Speedway Corp., 4.2%, 2009	2,011,674
750	M	MGM Mirage, Inc., 8.5%, 2010	778,125

			2,789,799

14

Principal
Amount		Security	Value

		Health Care—2.9%
$ 2,000	M	Abbott Laboratories, 5.875%, 2016	$2,135,386
2,364	M	Baxter International, Inc., 5.9%, 2016	2,499,372
1,880	M	Becton, Dickinson & Co., 7.15%, 2009	2,007,003
2,500	M	Fisher Scientific International, Inc., 6.75%, 2014	2,552,335

			9,194,096

		Housing—.6%
1,970	M	D.R. Horton, Inc., 8%, 2009	1,945,375

		Information Technology—2.5%
2,645	M	International Business Machines Corp., 7%, 2025	2,925,106
2,000	M	Oracle Corp., 5.25%, 2016	2,002,132
1,000	M	Pitney Bowes, Inc., 5.75%, 2017	1,019,306
1,750	M	Xerox Corp., 6.875%, 2011	1,831,463

			7,778,007

		Manufacturing—2.3%
1,750	M	Briggs & Stratton Corp., 8.875%, 2011	1,837,500
2,500	M	Crane Co., 6.55%, 2036	2,330,943
1,112	M	Hanson Australia Funding, Ltd., 5.25%, 2013	1,119,522
646	M	Hanson PLC, 7.875%, 2010	700,617
875	M	Ingersoll-Rand Co., 9%, 2021	1,186,749

			7,175,331

		Manufacturing Diversified—.3%
900	M	Siemens Financieringsmaatschappij NV, 5.75%, 2016 (a)	922,845

		Media-Broadcasting—1.3%
2,000	M	Comcast Cable Communications, Inc., 7.125%, 2013	2,127,116
2,000	M	Cox Communications, Inc., 4.625%, 2013	1,923,148

			4,050,264

		Media-Diversified—2.7%
1,575	M	AOL Time Warner, Inc., 6.875%, 2012	1,627,366
1,800	M	McGraw-Hill Cos., Inc., 5.9%, 2017	1,788,957
1,800	M	News America, Inc., 5.3%, 2014	1,802,718
1,000	M	Time Warner, Inc., 9.125%, 2013	1,121,820

			15

Portfolio of Investments (continued)
INVESTMENT GRADE FUND
March 31, 2008

Principal
Amount		Security	Value

		Media-Diversified (continued)
		Viacom, Inc.:
$ 1,200	M	5.75%, 2011	$1,213,620
500	M	8.625%, 2012	540,523
360	M	8.875%, 2014	393,515

			8,488,519

		Metals/Mining—1.1%
1,300	M	Alcoa, Inc., 6%, 2012	1,350,835
2,000	M	Vale Overseas, Ltd., 6.25%, 2017	1,996,756

			3,347,591

		Real Estate Investment Trusts—2.1%
		AvalonBay Communities, Inc.:
1,900	M	7.5%, 2010	2,030,142
200	M	6.625%, 2011	207,417
1,350	M	Duke Weeks Realty Corp., 7.75%, 2009	1,399,291
1,200	M	Health Care Property Investors, Inc., 6%, 2017	981,314
1,900	M	Mack-Cali Realty LP, 7.75%, 2011	1,992,496

			6,610,660

		Retail—.9%
		McDonald’s Corp.:
1,800	M	4.3%, 2013	1,823,267
1,000	M	5.8%, 2017	1,051,925

			2,875,192

		Telecommunications—4.3%
2,000	M	Deutsche Telekom AG, 8%, 2010	2,140,486
1,359	M	GTE Corp., 6.84%, 2018	1,459,452
2,000	M	SBC Communications, Inc., 6.25%, 2011	2,095,456
1,725	M	Sprint Capital Corp., 6.375%, 2009	1,699,558
3,600	M	Verizon Communications, Inc., 5.5%, 2018	3,512,851
800	M	Verizon New York, Inc., 6.875%, 2012	842,094
1,750	M	Vodafone AirTouch PLC, 7.75%, 2010	1,855,404

			13,605,301

16

Principal
Amount		Security	Value

		Transportation—1.7%
$ 2,000	M	Burlington Northern Santa Fe Corp., 4.3%, 2013	$1,965,338
2,000	M	Canadian National Railway Co., 6.25%, 2034	1,947,446
1,000	M	Norfolk Southern Corp., 7.7%, 2017	1,158,906
300	M	Union Pacific Railroad, 7.28%, 2011	337,315

			5,409,005

		Utilities—5.7%
1,350	M	Carolina Power & Light, Inc., 5.15%, 2015	1,376,584
1,800	M	Consumers Energy Co., 6.875%, 2018	1,957,637
1,450	M	Dominion Resources, Inc., 5%, 2013	1,482,268
2,650	M	Entergy Gulf States, Inc., 5.25%, 2015	2,507,573
1,550	M	Florida Power & Light Co., 5.85%, 2033	1,540,216
750	M	Great River Energy Co., 5.829%, 2017 (a)	780,935
1,325	M	Jersey Central Power & Light Co., 5.625%, 2016	1,305,536
		NiSource Finance Corp.:
900	M	7.875%, 2010	978,928
600	M	5.4%, 2014	593,992
570	M	NY State Gas & Electric Co., 6.15%, 2017 (a)	580,140
1,400	M	OGE Energy Corp., 5%, 2014	1,364,930
775	M	PSI Energy, Inc., 8.85%, 2022	996,671
1,510	M	Public Service Electric & Gas Co., 6.75%, 2016	1,667,103
400	M	South Carolina Electric & Gas Co., 6.7%, 2011	430,874
570	M	Southwestern Electric Power Co., 5.875%, 2018	558,252

			18,121,639

		Waste Management—.8%
500	M	Allied Waste NA, Inc., 5.75%, 2011	491,250
2,000	M	Waste Management, Inc., 6.875%, 2009	2,052,306

			2,543,556

Total Value of Corporate Bonds (cost $212,261,040)			213,560,162

			17

Portfolio of Investments (continued)
INVESTMENT GRADE FUND
March 31, 2008

Principal
Amount
or Shares		Security	Value

		AUCTION RATE SECURITIES (b) —10.1%
$ 1,500	M	Burke Cnty., GA Dev. Auth. Pollution Ctl., Rev., 8%, 2039	$1,500,000
1,500	M	Charlotte-Mecklenburg, NC Hosp. Auth. Health Care Sys.
		Rev., 6.14%, 2041	1,500,000
		Citizens Property Ins. Corp. FL:
4,000	M	8%, 2021	4,000,000
1,000	M	6%, 2023	1,000,000
1,500	M	Coastal Bend, TX Health Facs. Dev. Corp., 7.14%, 2031	1,500,000
975	M	Colorado Health Facs. Auth. Rev., 5.64%, 2041	975,000
1,000	M	Colorado Springs, CO Hosp. Rev., 7%, 2032	1,000,000
		District of Columbia Hosp. Rev.:
1,500	M	7.23%, 2035	1,500,000
3,000	M	7.49%, 2035	3,000,000
		Illinois Finance Auth. Rev.:
1,600	M	6%, 2025	1,600,000
1,000	M	6.92%, 2029	1,000,000
1,000	M	Indiana Health & Edl. Facs. Fing. Auth. Rev., 7.15%, 2030	1,000,000
1,500	M	Lorain Cnty., OH Hosp. Rev. (Catholic Healthcare Partners),
		8.2%, 2029	1,500,000
975	M	Louisiana Public Facs. Auth. Rev., 5.9%, 2041	975,000
1,000	M	Lynchburg, VA Indl. Dev. Auth. Rev., 7.89%, 2035	1,000,000
1,000	M	Missouri State Health & Edl. Facs. Auth., 6.14%, 2035	1,000,000
		New Jersey Health Care Facs. Fing. Auth. Rev.:
2,525	M	6%, 2037	2,525,000
1,000	M	7%, 2038	1,000,000
560	M	New Mexico State Hosp. Equip. Loan Council Rev., 7%, 2031	560,000
2,000	M	North Carolina Municipal Pwr. Agy., 7.4%, 2014	2,000,000
1,000	M	Washington State Health Care Facs. Auth. Rev., 6.24%, 2034	1,000,000
1,000	M	West Virginia State Hosp. Fing. Auth. Rev., 7%, 2034	1,000,000

Total Value of Auction Rate Securities (cost $32,135,000)			32,135,000

		PREFERRED STOCKS—9.7%
		Financial Services—6.4%
6,300,000		Bank of America Corp., 8%, 2049	6,318,207
320,000		Citigroup, Inc., 8.125%, 2049–Series “AA”	7,692,800
176,000		Lehman Brothers Holdings, Inc., 7.95%, 2013–Series “J”	3,622,080
		Wachovia Corp.:
1,600,000		7.98%, 2049	1,576,853
45,000		8%, 2049	1,111,500

			20,321,440

18

Shares or
Principal
Amount		Security	Value

		U.S. Government Agency—3.3%
324,000		Fannie Mae, 8.25%, 2045	$7,792,200
108,000		Freddie Mac, 8.375%, 2047–Series “Z”	2,623,000

			10,415,200

Total Value of Preferred Stocks (cost $32,451,550)			30,736,640

		MORTGAGE-BACKED CERTIFICATES—3.3%
		Fannie Mae—1.3%
$ 2,039	M	5.5%, 1/1/2037	2,061,256
2,136	M	6.5%, 7/1/2037	2,213,880

			4,275,136

		Freddie Mac—2.0%
3,253	M	5.5%, 6/1/2036	3,342,810
2,841	M	6%, 11/1/2037	2,916,825

			6,259,635

Total Value of Mortgage-Backed Certificates (cost $10,231,795)			10,534,771

		U.S. GOVERNMENT AGENCY OBLIGATIONS—3.0%
		Fannie Mae:
2,000	M	5.65%, 2014	2,007,202
2,600	M	6%, 2016	2,634,102
1,000	M	Federal Home Loan Bank, 7.23%, 2015	1,101,413
3,500	M	Freddie Mac, 6%, 2017	3,612,045

Total Value of U.S. Government Agency Obligations (cost $9,162,350)			9,354,762

		PASS THROUGH CERTIFICATES—.9%
		Transportation
495	M	American Airlines, Inc., 7.377%, 2019	405,819
1,207	M	Continental Airlines, Inc., 8.388%, 2020	1,134,203
1,257	M	FedEx Corp., 7.5%, 2018	1,366,852

Total Value of Pass Through Certificates (cost $4,062,789)			2,906,874

			19

Portfolio of Investments (continued)
INVESTMENT GRADE FUND
March 31, 2008

Principal
Amount		Security	Value
		MUNICIPAL BONDS—.5%
$ 1,750	M	Tobacco Settlement Fin. Auth. West Virginia Series “A”,
		7.467%, 2047 (cost $1,750,000)	$1,670,568

		U.S. GOVERNMENT OBLIGATIONS—.4%
1,042	M	FDA Queens LP, 6.99%, 2017 (cost $1,128,781) (a)	1,211,840
Total Value of Investments (cost $303,183,305)		95.3%	302,110,617
Other Assets, Less Liabilities		4.7	14,898,877

Net Assets		100.0%	$317,009,494

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 4).
(b) Interest rates on auction rate securities are determined and reset periodically by the issuer and are the rates in effect on March 31, 2008

20		See notes to financial statements

Fund Expenses
FUND FOR INCOME

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/07)	(3/31/08)	(10/1/07–3/31/08)*
Expense Example–Class A Shares
Actual	$1,000.00	$943.91	$6.37
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,018.45	$6.61
Expense Example–Class B Shares
Actual	$1,000.00	$940.43	$9.75
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,014.95	$10.13

*Expenses are equal to the annualized expense ratio of 1.31% for Class A shares and 2.01% for
Class B shares, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2008, and are based on the total value of investments.

21

Portfolio of Investments
FUND FOR INCOME
March 31, 2008

Principal
Amount		Security	Value

		CORPORATE BONDS—89.8%
		Aerospace/Defense—4.3%
$ 150	M	Alion Science & Technology Corp., 10.25%, 2015	$85,500
4,775	M	Alliant Techsystems, Inc., 6.75%, 2016	4,667,563
		DRS Technologies, Inc.:
5,250	M	6.875%, 2013	5,171,250
1,000	M	6.625%, 2016	982,500
5,508	M	DynCorp International, LLC, 9.5%, 2013	5,631,930
1,747	M	GenCorp, Inc., 9.5%, 2013	1,742,633
4,375	M	L-3 Communications Corp., 7.625%, 2012	4,500,775

			22,782,151

		Automotive—4.5%
2,700	M	Accuride Corp., 8.5%, 2015 (a)	2,214,000
250	M	American Axle & Manufacturing, Inc., 7.875%, 2017	213,125
		Asbury Automotive Group, Inc.:
5,400	M	8%, 2014	4,725,000
2,000	M	7.625%, 2017	1,590,000
6,975	M	Avis Budget Car Rental, LLC, 7.75%, 2016	5,719,500
4,208	M	Cambridge Industries Liquidating Trust, 2008 (b)(c)	2,630
500	M	Tenneco Automotive, Inc., 8.625%, 2014	493,750
6,575	M	United Auto Group, Inc., 7.75%, 2016	5,720,250
3,600	M	United Components, Inc., 9.375%, 2013	3,316,500

			23,994,755

		Chemicals—4.5%
		Huntsman, LLC:
1,636	M	11.625%, 2010	1,734,160
2,765	M	11.5%, 2012	2,958,550
5,250	M	Nell AF S.a.r.l., 8.375%, 2015 (a)(d)	3,858,750
4,800	M	Newmarket Corp., 7.125%, 2016	4,704,000
4,500	M	Terra Capital, Inc., 7%, 2017	4,460,625
3,900	M	Tronox Worldwide, LLC, 9.5%, 2012 (a)	3,354,000
3,075	M	Westlake Chemical Corp., 6.625%, 2016	2,706,000

			23,776,085

22

Principal
Amount		Security	Value

		Consumer Non-Durables—2.1%
$4,000	M	GFSI, Inc., 10.5%, 2011 (d)(e)	$3,740,000
		Levi Strauss & Co.:
4,000	M	9.75%, 2015	4,005,000
3,500	M	8.875%, 2016 (a)	3,360,000

			11,105,000

		Energy—11.7%
5,275	M	Basic Energy Services, Inc., 7.125%, 2016	5,050,813
3,600	M	Calfrac Holdings, 7.75%, 2015 (d)	3,384,000
		Chesapeake Energy Corp.:
1,800M	M	7.5%, 2014 (a)	1,854,000
8,850	M	6.625%, 2016	8,717,250
4,500	M	Cimarex Energy Co., 7.125%, 2017	4,488,750
4,350	M	Compagnie Generale de Geophysique, 7.5%, 2015	4,437,000
4,375	M	Complete Production Services, Inc., 8%, 2016	4,221,875
1,800	M	Connacher Oil & Gas, Ltd., 10.25%, 2015 (d)	1,822,500
8,500	M	Delta Petroleum Corp., 7%, 2015	7,607,500
164	M	Grant Prideco, Inc., 6.125%, 2013	168,253
1,350	M	Hilcorp Energy I, LP, 9%, 2016 (d)	1,366,875
		Pacific Energy Partners LP:
3,070	M	7.125%, 2014	3,252,063
1,920	M	6.25%, 2015	1,911,122
		Petroplus Finance, Ltd.:
900	M	6.75%, 2014 (d)	825,750
3,950	M	7%, 2017 (d)	3,545,125
3,600	M	Stallion Oilfield Services, Ltd., 9.75%, 2015 (d)	2,484,000
2,600	M	Stewart & Stevenson, LLC, 10%, 2014	2,509,000
1,400	M	Swift Energy Co., 7.125%, 2017	1,291,500
3,490	M	Tesoro Corp., 6.25%, 2012	3,306,775

			62,244,151

		Financial Services—2.2%
11,954	M	Targeted Return Index Securities Trust, 7.548%, 2016 (d)	11,414,122

		Financials—.6%
4,350	M	General Motors Acceptance Corp., 6.75%, 2014	3,082,258

			23

Portfolio of Investments (continued)
FUND FOR INCOME
March 31, 2008

Principal
Amount		Security	Value

		Food/Beverage/Tobacco—3.1%
$ 9,000	M	Constellation Brands, Inc., 7.25%, 2016	$8,797,500
		Land O’Lakes, Inc.:
1,800	M	9%, 2010	1,876,500
775	M	8.75%, 2011	796,313
1,800	M	Pierre Foods, Inc., 9.875%, 2012	999,000
4,125	M	Southern States Cooperative, Inc., 10.5%, 2010 (d)	4,228,125

			16,697,438

		Food/Drug—1.2%
6,250	M	Ingles Markets, Inc., 8.875%, 2011	6,343,750

		Forest Products/Containers—2.0%
2,150	M	Jefferson Smurfit Corp., 8.25%, 2012	1,948,438
115	M	New Page Corp., 10%, 2012 (d)	117,300
4,400	M	Sappi Papier Holding, AG, 6.75%, 2012 (d)	3,996,045
2,000	M	Tekni-Plex, Inc., 8.75%, 2013 (a)	1,770,000
3,275	M	Verso Paper Holding, LLC, 6.989%, 2014 (e)	2,783,750

			10,615,533

		Gaming/Leisure—6.2%
4,250	M	Circus & Eldorado/Silver Legacy, 10.125%, 2012	4,303,125
2,200	M	Herbst Gaming, Inc., 8.125%, 2012 (a)	412,500
4,500	M	Isle of Capri Casinos, Inc., 7%, 2014 (a)	3,228,750
5,220	M	Mandalay Resort Group, 6.375%, 2011	4,985,100
6,960	M	MGM Mirage, Inc., 6.625%, 2015	6,090,000
1,800	M	Pinnacle Entertainment, Inc., 7.5%, 2015 (a)(d)	1,426,500
9,745	M	Speedway Motorsports, Inc., 6.75%, 2013	9,550,100
4,500	M	Station Casinos, Inc., 6.875%, 2016 (a)	2,643,750

			32,639,825

		Health Care—6.2%
		Alliance Imaging, Inc.:
3,150	M	7.25%, 2012	2,976,750
1,800	M	7.25%, 2012	1,701,000
4,375	M	Community Health Systems, Inc., 8.875%, 2015	4,413,281
4,350	M	DaVita, Inc., 7.25%, 2015	4,263,000
3,480	M	Fisher Scientific International, Inc., 6.125%, 2015	3,470,862
4,400	M	Genesis Health Ventures, Inc., 9.75%, 2008 (b)(c)	2,750

24

Principal
Amount		Security	Value

		Health Care (continued)
		HCA, Inc.:
$ 879	M	6.95%, 2012 (a)	$830,655
3,930	M	6.75%, 2013	3,497,700
4,000	M	Omnicare, Inc., 6.875%, 2015	3,500,000
3,025	M	Res-Care, Inc., 7.75%, 2013	2,888,875
		Tenet Healthcare Corp.:
3,450	M	6.375%, 2011	3,130,875
2,250	M	9.25%, 2015	2,115,000

			32,790,748

		Housing—3.1%
2,180	M	Beazer Homes USA, Inc., 6.875%, 2015 (a)	1,569,600
6,100	M	Builders FirstSource, Inc., 7.315%, 2012 (e)	4,300,500
900	M	NTK Holdings, Inc., 0%-10.75%, 2014 (a)(f)	441,000
6,760	M	Ply Gem Industries, Inc., 9%, 2012 (a)	4,968,600
3,500	M	Realogy Corp., 12.375%, 2015 (a)	1,575,000
		William Lyon Homes, Inc.:
4,500	M	7.625%, 2012	2,272,500
2,700	M	10.75%, 2013	1,417,500

			16,544,700

		Information Technology—3.9%
7,650	M	Belden CDT, Inc., 7%, 2017	7,420,500
3,000	M	Exodus Communications, Inc., 10.75%, 2009 (b)(c)	1,875
2,700	M	First Data Corp., 9.875%, 2015 (a)(d)	2,224,125
		Freescale Semiconductor, Inc.:
5,250	M	9.125%, 2014	3,858,750
875	M	10.125%, 2016 (a)	595,000
		Iron Mountain, Inc.:
1,000	M	8.625%, 2013	1,015,000
1,000	M	6.625%, 2016	957,500
1,000	M	NXP BV/NXP Funding, LLC, 7.875%, 2014	920,000
		Sanmina–SCI Corp.:
875	M	5.55%, 2014 (d)(e)	791,875
1,300	M	8.125%, 2016 (a)	1,157,000
		Xerox Corp.:
500	M	6.4%, 2016	518,068
1,000	M	6.75%, 2017	1,057,378

			20,517,071

			25

Portfolio of Investments (continued)
FUND FOR INCOME
March 31, 2008

Principal
Amount		Security	Value

		Investment/Finance Companies—1.4%
$ 7,300	M	LaBranche & Co., Inc., 11%, 2012	$7,446,000

		Manufacturing—2.2%
2,740	M	Case New Holland, Inc., 7.125%, 2014	2,698,900
		ESCO Corp.:
250	M	6.675%, 2013 (d)(e)	216,250
2,000	M	8.625%, 2013 (d)	1,950,000
2,500	M	Itron, Inc., 7.75%, 2012	2,425,000
4,500	M	Terex Corp., 8%, 2017	4,500,000

			11,790,150

		Media-Broadcasting—3.7%
5,250	M	Block Communications, Inc., 8.25%, 2015 (d)	4,961,250
1	M	Canwest Media, Inc., 8%, 2012	573
4,400	M	LBI Media, Inc., 8.5%, 2017 (d)	3,833,500
5,000	M	Nexstar Finance Holding, LLC, 0%-11.375%, 2013 (f)	4,881,250
1,357	M	Sinclair Broadcasting Group, Inc., 8%, 2012	1,373,963
		Young Broadcasting, Inc.:
2,920	M	10%, 2011 (a)	1,846,900
4,900	M	8.75%, 2014 (a)	2,915,500

			19,812,936

		Media-Cable TV—9.0%
8,745	M	Adelphia Communications Escrow Bond, 2011 (b)	699,600
6,250	M	Atlantic Broadband Finance, LLC, 9.375%, 2014	5,531,250
6,900	M	Cablevision Systems Corp., 8%, 2012	6,744,750
		Charter Communications Holdings, LLC:
8,500	M	10%, 2009	7,703,125
2,000	M	10.25%, 2010	1,712,500
8,250	M	11.75%, 2011	5,001,563
2,000	M	8%, 2012 (d)	1,845,000
4,625	M	CSC Holdings, Inc., 8.125%, 2009	4,682,813
6,940	M	Echostar DBS Corp., 6.375%, 2011	6,679,750
		Mediacom LLC/Mediacom Capital Corp.:
4,000	M	7.875%, 2011	3,580,000
2,000	M	9.5%, 2013	1,850,000
		Quebecor Media, Inc.:
800	M	7.75%, 2016	734,000
1,000	M	7.75%, 2016	917,500

			47,681,851

26

Principal
Amount		Security	Value

		Media-Diversified—4.6%
$ 5,200	M	Cenveo, Inc., 7.875%, 2013	$4,238,000
2,000	M	Deluxe Corp., 7.375%, 2015	1,875,000
7,875	M	Idearc, Inc., 8%, 2016	5,138,438
		MediaNews Group, Inc.:
2,625	M	6.875%, 2013	1,292,813
3,100	M	6.375%, 2014	1,457,000
6,450	M	R.H. Donnelley Corp., 8.875%, 2017 (a)(d)	4,063,500
		Six Flags, Inc.:
2,500	M	8.875%, 2010 (a)	1,712,500
1,800	M	9.625%, 2014	1,026,000
3,400	M	Universal City Development Partners, Ltd., 11.75%, 2010	3,502,000
250	M	Universal City Florida Holding Co., 7.98938%, 2010 (e)	243,750

			24,549,001

		Metals/Mining—1.5%
500	M	Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	531,875
1,750	M	Metals USA, Inc., 11.125%, 2015	1,723,750
6,010	M	Russell Metals, Inc., 6.375%, 2014	5,589,300

			7,844,925

		Retail-General Merchandise—2.7%
4,400	M	Claire’s Stores, Inc., 9.625%, 2015, PIK (a)	2,288,000
1,950	M	GSC Holdings Corp., 8%, 2012	2,071,875
6,100	M	Neiman Marcus Group, Inc., 10.375%, 2015 (a)	6,130,500
4,750	M	Yankee Acquisition Corp., 9.75%, 2017 (a)	3,800,000

			14,290,375

		Services—4.3%
		Allied Waste NA, Inc.:
1,800	M	7.875%, 2013	1,860,750
6,000	M	7.375%, 2014 (a)	5,932,500
5,250	M	6.875%, 2017	5,171,250
4,700	M	Ashtead Capital, Inc., 9%, 2016 (a)(d)	3,830,500
		United Rentals, Inc.:
2,863	M	6.5%, 2012	2,605,330
4,350	M	7%, 2014	3,436,500

			22,836,830

			27

Portfolio of Investments (continued)
FUND FOR INCOME
March 31, 2008

Principal
Amount
or Shares			Security	Value

			Transportation—1.2%
$ 1,750	M		Overseas Shipholding Group, Inc., 8.25%, 2013	$1,765,313
4,200	M		Roadway Corp., 8.25%, 2008	4,116,000
500	M		Titan Petrochemicals Group, Ltd., 8.5%, 2012 (d)	362,500

				6,243,813

			Utilities—1.5%
102	M		AES Corp., 8.75%, 2013 (d)	106,590
4,400	M		Dynegy Holdings, Inc., 7.75%, 2019	4,136,000
164	M		Energy Future Holdings (TXU Corp.), 5.55%, 2014	128,681
			NRG Energy, Inc.:
163	M		7.375%, 2016	160,148
3,500	M		7.375%, 2017	3,412,500
250	M		Reliant Energy, Inc., 6.75%, 2014	255,625

				8,199,544

			Wireless Communications—2.1%
8,000	M		Nextel Communications, Inc., 5.95%, 2014	5,926,880
5,200	M		Rogers Wireless, Inc., 6.375%, 2014	5,161,858

				11,088,738

Total Value of Corporate Bonds (cost $542,541,421)				476,331,750

			COMMON STOCKS—3.2%
			Automotive—.0%
37,387		*	Safelite Glass Corporation–Class “B” (c)(d)	23,180
2,523		*	Safelite Realty Corporation (c)	30,528

				53,708

			Chemicals—1.0%
14,634		*	Texas Petrochemicals Corporation (c)	346,416
180,613		*	Texas Petrochemicals Corporation (c)	4,858,490

				5,204,906

			Food/Drug—.1%
27,925			Ingles Markets, Inc.	686,676

28

Shares or
Principal
Amount
or Warrants			Security	Value

			Media-Broadcasting—1.1%
105,000			Clear Channel Communications, Inc.	$3,068,100
325,000			Sinclair Broadcasting Group, Inc.	2,895,750

				5,963,850

			Media-Cable TV—1.0%
8,731,521		*	Adelphia Recovery Trust	571,915
178,083		*	Time Warner Cable, Inc.–Class "A"	4,448,513

				5,020,428

			Telecommunications—.0%
2,533		*	Viatel Holding (Bermuda), Ltd. (c)	30
18,224		*	World Access, Inc.	11

				41

Total Value of Common Stocks (cost $20,878,018)				16,929,609

			AUCTION RATE SECURITIES (g) —.9%
$ 2,500	M		Citizens Property Ins. Corp., FL, 10.74%, 2026	2,500,000
2,500	M		Lorain County, OH Hosp. Rev. (Catholic Healthcare Partners),
			8.2%, 2029	2,500,000

Total Value of Auction Rate Securities (cost $5,000,000)				5,000,000

			WARRANTS—.0%
			Aerospace/Defense—.0%
3,000		*	DeCrane Aircraft Holdings, Inc. (expiring 9/30/08) (c)(d)	30

			Telecommunication Services—.0%
3,500		*	GT Group Telecom, Inc. (expiring 2/1/10) (c)(d)	—

Total Value of Warrants (cost $319,221)				30

			REPURCHASE AGREEMENTS—7.0%
$16,903	M		Barclays Bank PLC, 2.3%, dated 3/31/08, to be repurchased
			at $16,904,080 on 4/1/08 (collateralized by Federal Home
			Loan Bank, 4.33%, 7/10/09, valued at $17,243,771) (h)	16,903,000
20,000	M		Deutsche Bank, 2.25%, dated 3/31/08, to be repurchased
			at $20,001,250 on 4/1/08 (collateralized by Federal
			Home Loan Bank, 2.58%, 9/17/08, valued at $20,417,575) (h)	20,000,000

Total Value of Repurchase Agreements (cost $36,903,000)				36,903,000

				29

Portfolio of Investments (continued)
FUND FOR INCOME
March 31, 2008

Principal
Amount		Security	Value
		SHORT-TERM CORPORATE NOTES—3.8%
$ 1,750	M	Australia & New Zealand Banking Corp., 3.02%, 5/19/08 (h)	$1,743,296
5,000	M	General Electric Capital Corp., 2.33%, 4/24/08	4,992,554
1,750	M	Macquarie Bank, Ltd., 3.05%, 5/23/08 (h)	1,742,666
10,000	M	PepsiCo, Inc., 2.15%, 4/23/08 (i)	9,986,857
1,750	M	WestPac Banking Corp., 3.03%, 5/12/08 (h)	1,744,211
Total Value of Short-Term Corporate Notes (cost $20,209,584)			20,209,584

		CERTIFICATES OF DEPOSIT—2.0%
1,750	M	Banco Bilbao Vizcaya, 3.06%, 5/29/08 (h)	1,750,535
1,750	M	Banco Santander SA, 2.99%, 6/3/08 (h)	1,749,901
1,750	M	Bank of America NA, 3%, 6/6/08 (h)	1,753,646
1,750	M	HSBC Bank USA, 2.99%, 6/4/08 (h)	1,749,869
1,750	M	Royal Bank of Canada, 3.08%, 5/2/08 (h)	1,752,637
1,750	M	Royal Bank of Scotland Group PLC, 3.04%, 5/28/08 (h)	1,750,441
Total Value of Certificates of Deposit (cost $10,507,029)			10,507,029

		SHORT-TERM U.S. GOVERNMENT AGENCY
		OBLIGATIONS—.6%
3,000	M	Federal Home Loan Bank, 1.75%, 4/8/08 (cost $2,998,979)	2,998,979
Total Value of Investments (cost $639,357,252)		107.3%	568,879,981
Excess of Liabilities Over Other Assets		(7.3)	(38,653,724)

Net Assets		100.0%	$530,226,257

* Non-income producing
(a) Loaned security; a portion or all of the security is on loan as of March 31, 2008.
(b) In default as to principal and/or interest payment
(c) Securities valued at fair value (see Note 1A)
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 4).
(e) Interest rates on adjustable rate bonds are determined and reset quarterly by the indentures. The interest rates shown are the rates in effect on March 31, 2008.
(f) Denotes a stepbond (a zero coupon bond that converts to a fixed interest rate at a designated date).
(g) Interest rates on auction rate securities are determined and reset periodically by the issuer and are the rates in effect on March 31, 2008.
(h) Issued as collateral for securities on loan
(i) Security exempt from registration under Section 4(2) of the Securities Act of 1933 (see Note 4).

30		See notes to financial statements

Fund Expenses
TOTAL RETURN FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/07)	(3/31/08)	(10/1/07-3/31/08)*
Expense Example – Class A Shares
Actual	$1,000.00	$935.53	$6.49
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,018.30	$6.76
Expense Example – Class B Shares
Actual	$1,000.00	$931.87	$9.85
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,014.80	$10.28

* Expenses are equal to the annualized expense ratio of 1.34% for Class A shares and 2.04% for
Class B shares, multiplied by the average account value over the period, multiplied by 183/366
(to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2008, and are based on the total market value of investments.

31

Portfolio of Investments
TOTAL RETURN FUND
March 31, 2008

Shares		Security	Value

		COMMON STOCKS—55.4%
		Consumer Discretionary—7.7%
41,200		bebe stores, inc.	$442,900
29,800		BorgWarner, Inc.	1,282,294
69,000		Brown Shoe Company, Inc.	1,039,830
32,100	*	Carter’s, Inc.	518,415
53,100		CBS Corporation – Class "B"	1,172,448
50,600	*	CEC Entertainment, Inc.	1,461,328
40,000		Cinemark Holdings, Inc.	511,600
49,600		Clear Channel Communications, Inc.	1,449,312
35,500	*	Coach, Inc.	1,070,325
26,800	*	Eddie Bauer Holdings, Inc.	104,252
19,100		Genuine Parts Company	768,202
23,600		H&R Block, Inc.	489,936
64,200		Home Depot, Inc.	1,795,674
14,900		J.C. Penney Company, Inc.	561,879
36,100		Leggett & Platt, Inc.	550,525
55,500	*	Lincoln Educational Services Corporation	666,000
47,500		McDonald’s Corporation	2,649,075
102,700	*	Morgans Hotel Group Company	1,522,014
60,000		Movado Group, Inc.	1,169,400
67,600		Newell Rubbermaid, Inc.	1,546,012
13,200		Polo Ralph Lauren Corporation – Class "A"	769,428
67,500		Ruby Tuesday, Inc.	506,250
18,300		Sherwin-Williams Company	934,032
55,100		Staples, Inc.	1,218,261
26,800	*	Steiner Leisure, Ltd.	884,400
30,750	*	Viacom, Inc. – Class "B"	1,218,315
56,000		Westwood One, Inc.	117,600
66,160		Wyndham Worldwide Corporation	1,368,189

			27,787,896

		Consumer Staples—6.2%
47,400		Altria Group, Inc.	1,052,280
35,200		Avon Products, Inc.	1,391,808
16,200	*	Chattem, Inc.	1,074,708
18,100		Coca-Cola Company	1,101,747
62,800		CVS Caremark Corporation	2,544,028
29,349		Kraft Foods, Inc. – Class "A"	910,112

32

Shares		Security	Value

		Consumer Staples (continued)
132,200		Nu Skin Enterprises, Inc. – Class "A"	$2,382,244
13,500		PepsiCo, Inc.	974,700
47,400	*	Philip Morris International, Inc.	2,397,492
21,000		Procter & Gamble Company	1,471,470
50,000		Safeway, Inc.	1,467,500
23,818		Tootsie Roll Industries, Inc.	600,207
68,700		Walgreen Company	2,616,783
40,800		Wal-Mart Stores, Inc.	2,149,344

			22,134,423

		Energy—5.7%
16,000		Anadarko Petroleum Corporation	1,008,480
67,500	*	Cal Dive International, Inc.	700,650
12,950		Chesapeake Energy Corporation	597,643
23,800		ConocoPhillips	1,813,798
30,800		ExxonMobil Corporation	2,605,064
1,897		Hugoton Royalty Trust	52,319
8,386		Marathon Oil Corporation	382,401
42,600		Noble Corporation	2,115,942
36,500		Sasol, Ltd. (ADR)	1,766,235
40,500		Suncor Energy, Inc.	3,902,175
7,200	*	Swift Energy Company	323,928
16,670	*	Transocean, Inc.	2,253,784
20,600		World Fuel Services Corporation	578,242
39,532		XTO Energy, Inc.	2,445,449

			20,546,110

		Financials—6.2%
13,700		American Express Company	598,964
29,100		American International Group, Inc.	1,258,575
2,580		Ameriprise Financial, Inc.	133,773
29,100		Astoria Financial Corporation	790,356
39,200		Bank of America Corporation	1,486,072
48,600		Brookline Bancorp, Inc.	557,928
17,092		Capital One Financial Corporation	841,268
29,800		Citigroup, Inc.	638,316
53,700		Colonial BancGroup, Inc.	517,131
26,550		Discover Financial Services	434,624
48,750	*	First Mercury Financial Corporation	848,738
13,750	*	Guaranty Financial Group, Inc.	146,025
13,324		Hartford Financial Services Group, Inc.	1,009,559

			33

Portfolio of Investments (continued)
TOTAL RETURN FUND
March 31, 2008

Shares		Security	Value

		Financials (continued)
48,200		JPMorgan Chase & Company	$2,070,190
24,499		KeyCorp	537,753
6,500		Lehman Brothers Holdings, Inc.	244,660
10,100		Merrill Lynch & Company, Inc.	411,474
19,100		Morgan Stanley	872,870
53,900		New York Community Bancorp, Inc.	982,058
73,200		NewAlliance Bancshares, Inc.	897,432
12,200		Plum Creek Timber Company, Inc. (REIT)	496,540
34,800		South Financial Group, Inc.	517,128
59,975		Sovereign Bancorp, Inc.	558,967
71,400		Sunstone Hotel Investors, Inc. (REIT)	1,143,114
14,100		SunTrust Banks, Inc.	777,474
53,400		U.S. Bancorp	1,728,024
10,200		Wachovia Corporation	275,400
16,700		Webster Financial Corporation	465,429
36,800		Wells Fargo & Company	1,070,880

			22,310,722

		Health Care—5.8%
38,000		Abbott Laboratories	2,095,700
27,400		Aetna, Inc.	1,153,266
12,600	*	Amgen, Inc.	526,428
5,900		Baxter International, Inc.	341,138
12,975		Covidien, Ltd.	574,144
5,300	*	Genentech, Inc.	430,254
47,200		Johnson & Johnson	3,061,864
13,400	*	Laboratory Corporation of America Holdings	987,312
20,200		Medtronic, Inc.	977,074
26,700		Merck & Company, Inc.	1,013,265
114,680		Pfizer, Inc.	2,400,252
33,700		Sanofi-Aventis (ADR)	1,265,098
33,200	*	St. Jude Medical, Inc.	1,433,908
26,900	*	Thermo Fisher Scientific, Inc.	1,528,996
24,200	*	TriZetto Group, Inc.	403,898
16,250		UnitedHealth Group, Inc.	558,350
47,300		Wyeth	1,975,248

			20,726,195

34

Shares		Security	Value

		Industrials—10.9%
41,700		3M Company	$3,300,555
57,000	*	AAR Corporation	1,554,390
22,700		Alexander & Baldwin, Inc.	977,916
92,504	*	Altra Holdings, Inc.	1,244,179
41,200		Armstrong World Industries, Inc.	1,469,192
42,400		Avery Dennison Corporation	2,088,200
55,000		Barnes Group, Inc.	1,262,250
25,450	*	BE Aerospace, Inc.	889,478
21,600		Burlington Northern Santa Fe Corporation	1,991,952
21,800		Dover Corporation	910,804
4,700	*	Gardner Denver, Inc.	174,370
73,400		General Electric Company	2,716,534
34,100		Harsco Corporation	1,888,458
48,000		Honeywell International, Inc.	2,708,160
34,100		IDEX Corporation	1,046,529
37,300		Illinois Tool Works, Inc.	1,798,979
14,300		Lockheed Martin Corporation	1,419,990
85,100	*	Mobile Mini, Inc.	1,616,900
24,600		Northrop Grumman Corporation	1,914,126
30,200	*	PGT, Inc.	82,748
27,000	*	Pinnacle Airlines Corporation	235,710
14,400		Precision Castparts Corporation	1,469,952
81,200		TAL International Group, Inc.	1,913,884
39,700		Textainer Group Holdings, Ltd.	598,676
27,175		Tyco International, Ltd.	1,197,059
40,800		United Technologies Corporation	2,807,856

			39,278,847

		Information Technology—8.4%
7,900	*	CACI International, Inc. – Class "A"	359,845
106,200	*	Cisco Systems, Inc.	2,558,358
41,500	*	Electronics for Imaging, Inc.	619,180
99,400	*	EMC Corporation	1,425,396
79,400	*	Entrust, Inc.	198,500
51,000		Harris Corporation	2,475,030
40,200		Hewlett-Packard Company	1,835,532
49,600		Intel Corporation	1,050,528
31,000		International Business Machines Corporation	3,569,340
27,000	*	Macrovision Corporation	364,500
107,900		Microsoft Corporation	3,062,202
72,400		Motorola, Inc.	673,320

			35

Portfolio of Investments (continued)
TOTAL RETURN FUND
March 31, 2008

Shares		Security	Value

		Information Technology (continued)
48,300	*	NCI, Inc. – Class "A"	$909,006
52,200		Nokia Corporation – Class "A" (ADR)	1,661,526
54,600	*	Parametric Technology Corporation	872,508
50,600		QUALCOMM, Inc.	2,074,600
34,000	*	SI International, Inc.	652,460
79,500	*	Symantec Corporation	1,321,290
129,700	*	TIBCO Software, Inc.	926,058
13,175		Tyco Electronics, Ltd.	452,166
23,000	*	ValueClick, Inc.	396,750
31,676		Western Union Company	673,748
26,700	*	Wright Express Corporation	820,491
53,700		Xilinx, Inc.	1,275,375

			30,227,709

		Materials—3.3%
8,200		Ashland, Inc.	387,860
52,600		Celanese Corporation – Series "A"	2,054,030
23,100		Dow Chemical Company	851,235
20,900		Freeport-McMoRan Copper & Gold, Inc.	2,010,998
38,200		Lubrizol Corporation	2,120,482
18,800		PPG Industries, Inc.	1,137,588
17,000		Praxair, Inc.	1,431,910
57,700		RPM International, Inc.	1,208,238
41,550		Temple-Inland, Inc.	528,516

			11,730,857

		Telecommunication Services—.8%
53,100		AT&T, Inc.	2,033,730
20,500		Verizon Communications, Inc.	747,225

			2,780,955

		Utilities—.4%
30,700		Atmos Energy Corporation	782,850
13,700		Consolidated Edison, Inc.	543,890

			1,326,740

Total Value of Common Stocks (cost $167,476,450)			198,850,454

36

Principal
Amount		Security	Value

		CORPORATE BONDS—14.2%
		Aerospace/Defense—.3%
$ 500	M	Boeing Co., 7.25%, 2025	$587,532
500	M	Precision Castparts Corp., 5.6%, 2013	555,942

			1,143,474

		Automotive—.1%
500	M	Daimler Chrysler NA Holdings Corp., 5.75%, 2009	504,801

		Chemicals—.2%
900	M	Praxair, Inc., 5.375%, 2016	915,565

		Consumer Non Durables—.2%
700	M	Newell Rubbermaid, Inc., 6.75%, 2012	733,818

		Energy—1.4%
1,000	M	Canadian Natural Resources, Ltd., 5.9%, 2018	1,025,007
500	M	ConocoPhillips, 5.625%, 2016	524,846
750	M	Husky Oil, 8.9%, 2028	761,080
500	M	Kinder Morgan Finance Co., 5.35%, 2011	498,750
1,000	M	Northern Border Pipeline Co., 7.1%, 2011	1,066,977
1,000	M	Pacific Energy Partners LP, 7.125%, 2014	1,059,304

			4,935,964

		Financial Services—2.0%
1,000	M	Endurance Specialty Holdings, Ltd., 7%, 2034	959,605
1,000	M	Fifth Third Bancorp, 5.45%, 2017	918,636
310	M	GATX Financial Corp., 5.5%, 2012	325,873
500	M	Hibernia Corp., 5.35%, 2014	446,401
760	M	Independence Community Bank Corp., 4.9%, 2010	758,224
500	M	JPMorgan Chase & Co., 5.25%, 2015	497,604
1,000	M	Nationsbank Corp., 7.8%, 2016	1,143,491
1,000	M	Prudential Financial, Inc., 6%, 2017	1,009,743
1,000	M	Wachovia Corp., 5.75%, 2018	981,297
335	M	Washington Mutual Bank, 5.95%, 2013	286,729

			7,327,603

			37

Portfolio of Investments (continued)
TOTAL RETURN FUND
March 31, 2008

Principal
Amount		Security	Value

		Financials—1.8%
$ 1,000	M	American General Finance Corp., 6.9%, 2017	$978,973
1,000	M	Bear Stearns Cos., Inc., 7.25%, 2018	1,035,203
927	M	Ford Motor Credit Co., 9.75%, 2010	826,173
1,000	M	General Motors Acceptance Corp., 7.75%, 2010	865,307
1,000	M	Goldman Sachs Group, Inc., 6.45%, 2036	903,968
1,000	M	Merrill Lynch & Co., 5.45%, 2013	984,891
1,000	M	Morgan Stanley, 5.95%, 2017	968,212

			6,562,727

		Food/Beverage/Tobacco—1.1%
500	M	Anheuser-Busch Cos., Inc., 4.375%, 2013	508,172
200	M	Bottling Group, LLC, 5%, 2013	209,092
1,170	M	Bunge Limited Finance Corp., 5.875%, 2013	1,220,943
900	M	Cargill, Inc., 6%, 2017 (a)	909,436
1,000	M	Coca-Cola Enterprises, Inc., 7.125%, 2017	1,160,425

			4,008,068

		Food/Drug—.2%
700	M	Kroger Co., 6.75%, 2012	750,161

		Gaming/Leisure—.4%
700	M	International Speedway Corp., 4.2%, 2009	704,086
750	M	MGM Mirage, Inc., 8.5%, 2010	778,125

			1,482,211

		Health Care—.2%
500	M	Abbott Laboratories, 5.875%, 2016	533,846
336	M	Baxter International, Inc., 5.9%, 2016	355,241

			889,087

		Information Technology—.3%
1,000	M	International Business Machines Corp., 7%, 2025	1,105,900

		Manufacturing—.3%
1,000	M	Crane Co., 6.55%, 2036	932,377

		Manufacturing-Diversified—.5%
1,200	M	General Electric Co., 5.25%, 2017	1,200,596
500	M	Siemens Financieringsmaatschappij NV, 5.75%, 2016 (a)	512,692

			1,713,288

Principal
Amount		Security	Value

		Media-Broadcasting—.4%
$ 750	M	Comcast Cable Communications, Inc., 7.125%, 2013	$797,668
800	M	Cox Communications, Inc., 5.5%, 2015	782,914

			1,580,582

		Media-Diversified—1.1%
		AOL Time Warner, Inc.:
750	M	6.75%, 2011	771,780
1,000	M	6.875%, 2012	1,033,249
1,000	M	McGraw-Hill Cos., Inc., 5.9%, 2017	993,865
500	M	News America, Inc., 5.3%, 2014	500,755
705	M	Viacom, Inc., 8.625%, 2012	762,139

			4,061,788

		Metals/Mining—.4%
1,000	M	Alcoa, Inc., 6%, 2012	1,039,104
500	M	Vale Overseas, Ltd., 6.875%, 2036	490,358

			1,529,462

		Real Estate Investment Trusts—.4%
625	M	Health Care Property Investors, Inc., 6%, 2017	511,101
700	M	Mack-Cali Realty LP, 7.75%, 2011	734,077

			1,245,178

		Retail—.2%
500	M	McDonald’s Corp., 5.8%, 2017	525,962

		Telecommunications—1.2%
800	M	GTE Corp., 6.84%, 2018	859,133
600	M	SBC Communications, Inc., 6.25%, 2011	628,637
1,000	M	Verizon Communications, Inc., 5.5%, 2018	975,792
600	M	Verizon New York, Inc., 6.875%, 2012	631,571
1,000	M	Vodafone AirTouch PLC, 7.75%, 2010	1,060,231

			4,155,364

		Transportation—.1%
500	M	Burlington Northern Santa Fe Corp., 4.3%, 2013	491,334

			39

Portfolio of Investments (continued)
TOTAL RETURN FUND
March 31, 2008

Principal
Amount		Security	Value

		Utilities—1.1%
$ 1,000	M	Carolina Power & Light, Inc., 5.15%, 2015	$1,019,692
350	M	Entergy Gulf States, Inc., 5.25%, 2015	331,189
1,000	M	Great River Energy, 5.829%, 2017 (a)	1,041,246
350	M	NY State Gas & Electric Co., 6.15%, 2017 (a)	356,226
900	M	Public Service Electric & Gas Co., 6.75%, 2016	993,638
350	M	Southwestern Electric Power Co., 5.875%, 2018	342,786

			4,084,777

		Waste Management—.3%
1,000	M	Waste Management, Inc., 6.875%, 2009	1,026,153

Total Value of Corporate Bonds (cost $51,933,506)			51,705,644

		MORTGAGE-BACKED CERTIFICATES—13.6%
		Fannie Mae—12.8%
1,954	M	5%, 7/1/2033	1,940,083
13,154	M	5.5%, 4/1/2033–3/1/2038	13,323,031
22,788	M	6%, 5/1/2036–1/1/2038	23,372,032
5,202	M	6.5%, 11/1/2033–7/1/2037	5,402,414
1,786	M	7%, 3/1/2032–8/1/2032	1,917,646

			45,955,206

		Freddie Mac—.8%
2,670	M	6%, 9/1/2032–9/1/2037	2,745,716

Total Value of Mortgage-Backed Certificates (cost $47,795,660)			48,700,922

		MUNICIPAL BONDS—6.0%
5,000	M	Connecticut State General Obligation, 5%, 2013	5,449,550
5,000	M	Georgia State General Obligation, Series "G", 5%, 2024	5,221,750
3,005	M	Maryland St. Trans. Auth. Trans. Fac., 5%, 2022	3,172,529
5,000	M	New Jersey St. Trans. Trust Fund Auth. Rev. Bonds,
		5.25%, 2015 (b)	5,630,300
2,000	M	Tobacco Settlement Fin. Auth., West Virginia, Series "A",
		7.467%, 2047	1,909,220

Total Value of Municipal Bonds (cost $21,396,926)			21,383,349

Principal
Amount
or Shares		Security	Value
		U.S. GOVERNMENT AGENCY OBLIGATIONS—3.8%
$ 5,000	M	Fannie Mae, 5%, 2011	$5,371,000
		Federal Home Loan Bank:
5,000	M	6%, 2013	5,037,685
2,000	M	5%, 2018	2,035,314
1,000	M	Freddie Mac, 6%, 2017	1,042,282

Total Value of U.S. Government Agency Obligations (cost $13,303,460)			13,486,281

		AUCTION RATE SECURITIES (c) —2.8%
		Citizens Property Ins. Corp. FL:
2,000	M	11%, 2025	2,000,000
1,000	M	10.74%, 2026	1,000,000
1,000	M	Connecticut St. Hlth. & Educ. Facs. Rev., 11.255%, 2028	1,000,000
2,000	M	Delaware River Toll Bridge, 6.125%, 2032	2,000,000
1,975	M	North Carolina Municipal Power Agency, 5.5%, 2020	1,975,000
		Philadelphia PA School District:
1,000	M	10%, 2021	1,000,000
1,000	M	11.99%, 2021	1,000,000

Total Value of Auction Rate Securities (cost $9,975,000)			9,975,000

		PREFERRED STOCKS—1.3%
		Financials—.8%
1,000,000		Bank of America Corp., 8%, 2049	1,002,890
40,000		Citigroup, Inc., 8.125%, Series "AA"	961,600
40,000		Lehman Brothers Holdings, 7.95%, Series "J"	823,200
200,000		Wachovia Corp., 7.98%, 2049	197,107

			2,984,797

		U.S. Government Agency—.5%
40,000		Fannie Mae, 8.25%	962,000
40,000		Freddie Mac, 8.375%, Series "Z"	976,000

			1,938,000

Total Value of Preferred Stocks (cost $5,267,750)			4,922,797

		U.S. GOVERNMENT OBLIGATIONS—1.1%
3,500	M	U.S. Treasury Notes, 5.375%, 2031 (cost $3,691,316)	4,049,066

			41

Portfolio of Investments (continued)
TOTAL RETURN FUND
March 31, 2008

Principal
Amount		Security	Value
		PASS THROUGH CERTIFICATES—.2%
		Transportation
$ 601	M	Continental Airlines, Inc., 8.388%, 2020 (cost $620,784)	$564,799

		SHORT-TERM CORPORATE NOTES—.3%
1,100	M	General Electric Capital Corp., 2.3%, 4/10/08 (cost $1,099,367)	1,099,367

		SHORT-TERM TAX EXEMPT INVESTMENTS—.3%
		Adjustable Rate Notes (d)
1,000	M	Berks Cnty., PA, 6.6%, 2023 (c) (cost $1,000,000)	1,000,000
Total Value of Investments (cost $323,560,219)		99.0%	355,737,679
Other Assets, Less Liabilities		1.0	3,482,508

Net Assets		100.0%	$359,220,187

* Non-income producing
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 4).
(b) Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
(c) Interest rates on auction rate securities are determined and reset periodically by the issuer and are the rates in effect on March 31, 2008.
(d) Interest rates on adjustable rate notes are determined and reset periodically by the issuer and are the rates in effect on March 31, 2008.
Summary of Abbreviations:
ADR American Depositary Receipts
REIT Real Estate Investment Trusts

42		See notes to financial statements

Fund Expenses
VALUE FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/07)	(3/31/08)	(10/1/07-3/31/08)*
Expense Example – Class A Shares
Actual	$1,000.00	$879.96	$6.34
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,018.25	$6.81
Expense Example – Class B Shares
Actual	$1,000.00	$877.30	$9.62
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,014.75	$10.33

* Expenses are equal to the annualized expense ratio of 1.35% for Class A shares and 2.05% for
Class B shares, multiplied by the average account value over the period, multiplied by 183/366
(to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2008, and are based on the total market value of investments.

43

Portfolio of Investments
VALUE FUND
March 31, 2008

Shares	Security	Value

	COMMON STOCKS—92.0%
	Consumer Discretionary—13.6%
123,600	bebe stores, inc.	$1,328,700
24,500	Best Buy Company, Inc.	1,015,770
58,900	Bob Evans Farms, Inc.	1,625,051
55,800	Carnival Corporation	2,258,784
34,300	CBS Corporation – Class "B"	757,344
94,700	Cinemark Holdings, Inc.	1,211,213
102,500	Clear Channel Communications, Inc.	2,995,050
131,400	Family Dollar Stores, Inc.	2,562,300
58,300	Gannett Company, Inc.	1,693,615
46,000	Genuine Parts Company	1,850,120
62,000	H&R Block, Inc.	1,287,120
96,400	Home Depot, Inc.	2,696,308
36,800	J.C. Penney Company, Inc.	1,387,728
61,200	Kenneth Cole Productions, Inc. – Class "A"	1,036,728
129,700	Lee Enterprises, Inc.	1,298,297
118,300	Leggett & Platt, Inc.	1,804,075
50,900	Lowe’s Companies, Inc.	1,167,646
16,400	Magna International, Inc. – Class "A"	1,183,260
91,900	Marine Products Corporation	742,552
71,500	McDonald’s Corporation	3,987,555
101,700	New York Times Company – Class "A"	1,920,096
42,500	Newell Rubbermaid, Inc.	971,975
113,400	Pearson PLC (ADR)	1,539,972
112,400	Ruby Tuesday, Inc.	843,000
78,000	Staples, Inc.	1,724,580
68,700	Tiffany & Company	2,874,408
170,800	Time Warner, Inc.	2,394,616
132,700	Walt Disney Company	4,164,126
39,220	Wyndham Worldwide Corporation	811,069

		51,133,058

	Consumer Staples—13.7%
88,800	Anheuser-Busch Companies, Inc.	4,213,560
76,400	Avon Products, Inc.	3,020,856
32,400	B&G Foods, Inc. – Class "A"	356,400
84,300	Coca-Cola Company	5,131,341
59,400	ConAgra Foods, Inc.	1,422,630
34,141	Del Monte Foods Company	325,364
45,200	Diageo PLC (ADR)	3,675,664
34,100	Estee Lauder Companies, Inc. – Class "A"	1,563,485

44

Shares	Security	Value

	Consumer Staples (continued)
41,400	Fomento Economico Mexicano SA de CV (ADR)	$1,729,692
32,125	General Mills, Inc.	1,923,645
53,600	H.J. Heinz Company	2,517,592
91,900	Hershey Corporation	3,461,873
59,600	Kimberly-Clark Corporation	3,847,180
160,700	Kraft Foods, Inc. – Class "A"	4,983,307
30,400	Ruddick Corporation	1,120,544
148,200	Sara Lee Corporation	2,071,836
18,100	Tasty Baking Company	103,170
37,100	UST, Inc.	2,022,692
78,300	Walgreen Company	2,982,447
100,900	Wal-Mart Stores, Inc.	5,315,412

		51,788,690

	Energy—8.6%
53,900	Anadarko Petroleum Corporation	3,397,317
49,200	BP PLC (ADR)	2,983,980
65,917	Chevron Corporation	5,626,675
59,300	ConocoPhillips	4,519,253
33,100	Diamond Offshore Drilling, Inc.	3,852,840
8,100	Hess Corporation	714,258
101,600	Marathon Oil Corporation	4,632,960
54,100	Royal Dutch Shell PLC – Class "A" (ADR)	3,731,818
57,600	Tidewater, Inc.	3,174,336

		32,633,437

	Financials—20.0%
18,000	ACE, Ltd.	991,080
31,900	Allstate Corporation	1,533,114
44,300	Aon Corporation	1,780,860
45,000	Aspen Insurance Holdings, Ltd.	1,187,100
35,000	Assured Guaranty, Ltd.	830,900
166,200	Bank Mutual Corporation	1,784,988
91,866	Bank of America Corporation	3,482,640
93,028	Bank of New York Mellon Corporation	3,882,058
69,821	Brookfield Asset Management, Inc. – Class "A"	1,873,297
25,903	Capital One Financial Corporation	1,274,946
43,456	Chubb Corporation	2,150,203
54,047	Cincinnati Financial Corporation	2,055,948
99,400	Citigroup, Inc.	2,129,148
44,800	Comerica, Inc.	1,571,584

		45

Portfolio of Investments (continued)
VALUE FUND
March 31, 2008

Shares	Security	Value

	Financials (continued)
41,400	EMC Insurance Group, Inc.	$1,113,246
39,149	Erie Indemnity Company – Class "A"	2,004,037
85,900	First Potomac Realty Trust (REIT)	1,320,283
91,200	Hudson City Bancorp, Inc.	1,612,416
73,500	Invesco, Ltd.	1,790,460
197,200	Investors Real Estate Trust (REIT)	1,928,616
100,300	JPMorgan Chase & Company	4,307,885
58,600	KeyCorp	1,286,270
44,074	Lincoln National Corporation	2,291,848
49,300	Merrill Lynch & Company, Inc.	2,008,482
53,600	Morgan Stanley	2,449,520
118,300	NewAlliance Bancshares, Inc.	1,450,358
33,900	One Liberty Properties, Inc. (REIT)	545,451
120,600	People’s United Financial, Inc.	2,087,586
47,300	Plum Creek Timber Company, Inc. (REIT)	1,925,110
48,800	PNC Financial Services Group, Inc.	3,199,816
49,300	Protective Life Corporation	1,999,608
115,117	Regions Financial Corporation	2,273,561
33,993	State Street Corporation	2,685,447
41,300	SunTrust Banks, Inc.	2,277,282
116,400	U-Store-It Trust (REIT)	1,318,812
64,913	Wachovia Corporation	1,752,651
54,000	Waddell & Reed Financial, Inc. – Class "A"	1,735,020
96,300	Wells Fargo & Company	2,802,330
97,300	Westfield Financial, Inc.	950,621

		75,644,582

	Health Care—5.5%
71,400	Abbott Laboratories	3,937,710
27,875	Covidien, Ltd.	1,233,469
55,600	GlaxoSmithKline PLC (ADR)	2,359,108
90,800	Johnson & Johnson	5,890,196
49,700	Novartis AG (ADR)	2,546,131
179,500	Pfizer, Inc.	3,756,935
81,700	Schering-Plough Corporation	1,177,297

		20,900,846

46

Shares	Security	Value

	Industrials—10.0%
36,900	3M Company	$2,920,635
2,600	Alexander & Baldwin, Inc.	112,008
51,700	Avery Dennison Corporation	2,546,225
73,300	Dover Corporation	3,062,474
37,600	General Dynamics Corporation	3,134,712
115,700	General Electric Company	4,282,057
65,400	Honeywell International, Inc.	3,689,868
17,800	Hubbell, Inc. – Class "B"	777,682
46,800	Illinois Tool Works, Inc.	2,257,164
36,230	Lawson Products, Inc.	998,137
86,200	Masco Corporation	1,709,346
32,900	Norfolk Southern Corporation	1,787,128
65,900	Pitney Bowes, Inc.	2,307,818
57,400	Textainer Group Holdings, Ltd.	865,592
30,375	Tyco International, Ltd.	1,338,019
47,400	United Parcel Service, Inc. – Class "B"	3,461,148
139,600	Werner Enterprises, Inc.	2,590,976

		37,840,989

	Information Technology—6.7%
74,700	Automatic Data Processing, Inc.	3,166,533
76,300	AVX Corporation	977,403
36,465	Bel Fuse, Inc. – Class "B"	1,015,915
19,100	Broadridge Financial Solutions, Inc.	336,160
76,400	Hewlett-Packard Company	3,488,424
64,700	Intel Corporation	1,370,346
12,200	International Business Machines Corporation	1,404,708
159,100	Methode Electronics, Inc.	1,859,879
120,500	Microsoft Corporation	3,419,790
66,300	Molex, Inc.	1,535,508
130,700	Motorola, Inc.	1,215,510
67,200	Nokia Corporation – Class "A" (ADR)	2,138,976
38,600	Texas Instruments, Inc.	1,091,222
35,275	Tyco Electronics, Ltd.	1,210,638
38,500	Xilinx, Inc.	914,375

		25,145,387

		47

Portfolio of Investments (continued)
VALUE FUND
March 31, 2008

Shares	Security	Value

	Materials—6.8%
31,500	Air Products & Chemicals, Inc.	$2,898,000
63,200	Alcoa, Inc.	2,278,992
38,600	Bemis Company, Inc.	981,598
31,200	Compass Minerals International, Inc.	1,840,176
106,700	Dow Chemical Company	3,931,895
83,200	DuPont (E.I.) de Nemours & Company	3,890,432
72,300	Glatfelter	1,092,453
46,100	Lubrizol Corporation	2,559,011
47,200	MeadWestvaco Corporation	1,284,784
73,830	Myers Industries, Inc.	969,388
144,800	Sappi, Ltd. (ADR)	1,663,752
73,100	Sonoco Products Company	2,092,853

		25,483,334

	Telecommunication Services—3.5%
135,430	AT&T, Inc.	5,186,969
55,200	D&E Communications, Inc.	491,280
21,420	Embarq Corporation	858,942
17,600	Nippon Telegraph and Telephone Corporation (ADR)	381,568
134,400	Sprint Nextel Corporation	899,136
24,000	Telephone & Data Systems, Inc.	942,480
30,000	Telephone & Data Systems, Inc. – Special Shares	1,119,000
86,328	Verizon Communications, Inc.	3,146,656

		13,026,031

	Utilities—3.6%
20,150	American States Water Company	725,400
5,339	Brookfield Infrastructure Partners LP	90,496
30,300	FPL Group, Inc.	1,901,022
6,600	Integrys Energy Group, Inc.	307,824
84,250	MDU Resources Group, Inc.	2,068,337
130,600	NiSource, Inc.	2,251,544
40,200	ONEOK, Inc.	1,794,126
56,700	Southwest Gas Corporation	1,585,332
48,700	United Utilities PLC (ADR)	1,336,698
50,300	Vectren Corporation	1,349,549

		13,410,328

Total Value of Common Stocks (cost $300,520,088)		347,006,682

48

Shares or
Principal
Amount		Security	Value
		PREFERRED STOCKS—.7%
		Financials—.2%
44,000		Citigroup Capital XVI, 6.45%, 2066 – Series "W"	$893,200

		Telecommunication Services—.3%
44,800		AT&T, Inc., 6.375%, 2056	1,119,104

		Utilities—.2%
31,600		Entergy Louisiana, LLC, 7.6%, 2032	796,952
Total Value of Preferred Stocks (cost $3,035,046)			2,809,256

		CORPORATE BONDS—.1%
		Utilities
$ 500	M	Union Electric Co., 6.75%, 2008 (cost $499,982)	500,961

		SHORT-TERM CORPORATE NOTES—5.2%
2,000	M	General Electric Capital Corp., 2.3%, 4/10/08	1,998,850
17,500	M	PepsiCo, Inc., 2.15%, 4/23/08 (a)	17,477,000
Total Value of Short-Term Corporate Notes (cost $19,475,850)			19,475,850

		SHORT-TERM U.S. GOVERNMENT AGENCY
		OBLIGATIONS—1.7%
6,500	M	Federal Home Loan Bank, 1.75%, 4/8/08 (cost $6,497,788)	6,497,788
Total Value of Investments (cost $330,028,754)		99.7%	376,290,537
Other Assets, Less Liabilities		.3	1,301,924

Net Assets		100.0%	$377,592,461

(a) Security exempt from registration under Section 4(2) of the Securities Act of 1933 (see Note 4).
Summary of Abbreviations:
ADR American Depositary Receipts
REIT Real Estate Investment Trust

		See notes to financial statements	49

Fund Expenses
BLUE CHIP FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/07)	(3/31/08)	(10/1/07-3/31/08)*
Expense Example – Class A Shares
Actual	$1,000.00	$874.96	$6.52
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,018.05	$7.01
Expense Example – Class B Shares
Actual	$1,000.00	$872.19	$9.78
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,014.55	$10.53

* Expenses are equal to the annualized expense ratio of 1.39% for Class A shares and 2.09% for
Class B shares, multiplied by the average account value over the period, multiplied by 183/366
(to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2008, and are based on the total market value of investments.

50

Portfolio of Investments
BLUE CHIP FUND
March 31, 2008

Shares		Security	Value

		COMMON STOCKS—97.9%
		Consumer Discretionary—9.5%
41,200		Best Buy Company, Inc.	$1,708,152
45,100		Carnival Corporation	1,825,648
89,295		CBS Corporation – Class "B"	1,971,634
56,800		Clear Channel Communications, Inc.	1,659,696
47,394		Comcast Corporation – Class "A"	916,600
84,350	*	Comcast Corporation – Special Class "A"	1,600,119
57,200		H&R Block, Inc.	1,187,472
151,500		Home Depot, Inc.	4,237,455
35,600	*	Kohl’s Corporation	1,526,884
127,100		Lowe’s Companies, Inc.	2,915,674
67,400		McDonald’s Corporation	3,758,898
162,400		News Corporation – Class "A"	3,045,000
34,000		NIKE, Inc. – Class "B"	2,312,000
64,100		Staples, Inc.	1,417,251
63,500		Target Corporation	3,218,180
283,300		Time Warner, Inc.	3,971,866
70,600	*	Viacom, Inc. – Class "B"	2,797,172
147,000		Walt Disney Company	4,612,860
30,920		Wyndham Worldwide Corporation	639,426

			45,321,987

		Consumer Staples—14.5%
81,600		Altria Group, Inc.	1,811,520
75,800		Anheuser-Busch Companies, Inc.	3,596,710
85,600		Avon Products, Inc.	3,384,624
143,700		Coca-Cola Company	8,747,019
24,200		Colgate-Palmolive Company	1,885,422
29,200		Costco Wholesale Corporation	1,897,124
91,600		CVS Caremark Corporation	3,710,716
36,400		General Mills, Inc.	2,179,632
34,100		Hershey Company	1,284,547
61,800		Kimberly-Clark Corporation	3,989,190
123,724		Kraft Foods, Inc. – Class "A"	3,836,681
106,900		PepsiCo, Inc.	7,718,180
81,600	*	Philip Morris International, Inc.	4,127,328
140,940		Procter & Gamble Company	9,875,666
80,200		Walgreen Company	3,054,818
161,730		Wal-Mart Stores, Inc.	8,519,936

			69,619,113

			51

Portfolio of Investments (continued)
BLUE CHIP FUND
March 31, 2008

Shares		Security	Value

		Energy—12.9%
23,500		BP PLC (ADR)	$1,425,275
153,100		Chevron Corporation	13,068,616
89,870		ConocoPhillips	6,848,993
229,600		ExxonMobil Corporation	19,419,568
105,790		Halliburton Company	4,160,721
17,500		Hess Corporation	1,543,150
84,200		Schlumberger, Ltd.	7,325,400
80,350		Spectra Energy Corporation	1,827,963
32,251	*	Transocean, Inc.	4,360,335
33,500		Valero Energy Corporation	1,645,185

			61,625,206

		Financials—13.7%
38,000		ACE, Ltd.	2,092,280
31,200		Allstate Corporation	1,499,472
98,500		American Express Company	4,306,420
111,200		American International Group, Inc.	4,809,400
17,900		Ameriprise Financial, Inc.	928,115
171,966		Bank of America Corporation	6,519,231
147,187		Bank of New York Mellon Corporation	6,142,114
850	*	Berkshire Hathaway, Inc. – Class "B"	3,801,965
48,600		Capital One Financial Corporation	2,392,092
37,300		Chubb Corporation	1,845,604
174,800		Citigroup, Inc.	3,744,216
58,750		Discover Financial Services	961,737
174,068		JPMorgan Chase & Company	7,476,221
10,200		Lehman Brothers Holdings, Inc.	383,928
55,300		Marsh & McLennan Companies, Inc.	1,346,555
53,300		Merrill Lynch & Company, Inc.	2,171,442
65,300		Morgan Stanley	2,984,210
20,000		PNC Financial Services Group, Inc.	1,311,400
22,500		SunTrust Banks, Inc.	1,240,650
41,000		Travelers Companies, Inc.	1,961,850
64,500		U.S. Bancorp	2,087,220
73,400		Wachovia Corporation	1,981,800
117,400		Wells Fargo & Company	3,416,340

			65,404,262

52

Shares		Security	Value

		Health Care—12.3%
93,100		Abbott Laboratories	$5,134,465
33,200		Aetna, Inc.	1,397,388
76,500	*	Amgen, Inc.	3,196,170
27,300		Baxter International, Inc.	1,578,486
136,300		Bristol-Myers Squibb Company	2,903,190
46,725		Covidien, Ltd.	2,067,581
19,100	*	Genentech, Inc.	1,550,538
184,800		Johnson & Johnson	11,987,976
90,700		Medtronic, Inc.	4,387,159
81,700		Merck & Company, Inc.	3,100,515
80,300		Novartis AG (ADR)	4,113,769
403,560		Pfizer, Inc.	8,446,511
31,700	*	St. Jude Medical, Inc.	1,369,123
44,200		Teva Pharmaceutical Industries, Ltd. (ADR)	2,041,598
87,800		UnitedHealth Group, Inc.	3,016,808
66,100		Wyeth	2,760,336

			59,051,613

		Industrials—11.6%
56,100		3M Company	4,440,315
21,200		Boeing Company	1,576,644
29,600		Caterpillar, Inc.	2,317,384
45,600		Dover Corporation	1,905,168
84,200		Emerson Electric Company	4,332,932
454,200		General Electric Company	16,809,942
44,600		Honeywell International, Inc.	2,516,332
39,400		Illinois Tool Works, Inc.	1,900,262
24,800		ITT Corporation	1,284,888
33,700		Lockheed Martin Corporation	3,346,410
34,500		Northrop Grumman Corporation	2,684,445
41,225		Tyco International, Ltd.	1,815,961
46,600		United Parcel Service, Inc. – Class "B"	3,402,732
102,700		United Technologies Corporation	7,067,814

			55,401,229

			53

Portfolio of Investments (continued)
BLUE CHIP FUND
March 31, 2008

Shares		Security	Value

		Information Technology—17.3%
36,320		Accenture, Ltd. – Class "A"	$1,277,374
44,300		Analog Devices, Inc.	1,307,736
17,400	*	Apple, Inc.	2,496,900
72,100		Applied Materials, Inc.	1,406,671
31,800		Automatic Data Processing, Inc.	1,348,002
272,200	*	Cisco Systems, Inc.	6,557,298
92,000		Corning, Inc.	2,211,680
183,700	*	Dell, Inc.	3,659,304
31,500	*	eBay, Inc.	939,960
226,625	*	EMC Corporation	3,249,803
100,900		Hewlett-Packard Company	4,607,094
286,000		Intel Corporation	6,057,480
70,100		International Business Machines Corporation	8,071,314
555,945		Microsoft Corporation	15,777,719
160,100		Motorola, Inc.	1,488,930
135,600		Nokia Corporation – Class "A" (ADR)	4,316,148
183,300	*	Oracle Corporation	3,585,348
69,170		QUALCOMM, Inc.	2,835,970
82,500	*	Symantec Corporation	1,371,150
109,900		Texas Instruments, Inc.	3,106,873
50,225		Tyco Electronics, Ltd.	1,723,722
103,200		Western Union Company	2,195,064
80,200		Xerox Corporation	1,200,594
68,100	*	Yahoo!, Inc.	1,970,133

			82,762,267

		Materials—2.8%
58,600		Alcoa, Inc.	2,113,116
96,900		Dow Chemical Company	3,570,765
55,900		DuPont (E.I.) de Nemours & Company	2,613,884
72,700		International Paper Company	1,977,440
21,300		Newmont Mining Corporation	964,890
19,700		PPG Industries, Inc.	1,192,047
18,900		Weyerhaeuser Company	1,229,256

			13,661,398

54

Shares or
Principal
Amount		Security	Value

		Telecommunication Services—2.3%
164,700		AT&T, Inc.	$6,308,010
29,638		Sprint Nextel Corporation	198,278
129,700		Verizon Communications, Inc.	4,727,565

			11,233,853

		Utilities—1.0%
177,700		Duke Energy Corporation	3,171,945
23,500		FPL Group, Inc.	1,474,390

			4,646,335

Total Value of Common Stocks (cost $346,119,301)			468,727,263

		SHORT-TERM CORPORATE NOTES—2.0%
$1,200	M	General Electric Capital Corp., 2.3%, 4/10/08	1,199,310
2,300	M	Madison Gas & Electric Co., 2.35%, 4/11/08	2,298,498
		PepsiCo, Inc.:
1,500	M	2.54%, 4/10/08 (a)	1,499,046
4,500	M	2.15%, 4/23/08 (a)	4,494,086

Total Value of Short-Term Corporate Notes (cost $9,490,940)			9,490,940

Total Value of Investments (cost $355,610,241)		99.9%	478,218,203
Other Assets, Less Liabilities		.1	370,842

Net Assets		100.0%	$478,589,045

* Non-income producing
(a) Security exempt from registration under Section 4(2) of the Securities Act of 1933 (see Note 4).
Summary of Abbreviations:
ADR American Depositary Receipts

		See notes to financial statements	55

Fund Expenses
GROWTH & INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/07)	(3/31/08)	(10/1/07-3/31/08)*
Expense Example – Class A Shares
Actual	$1,000.00	$866.29	$6.30
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,018.25	$6.81
Expense Example – Class B Shares
Actual	$1,000.00	$863.19	$9.55
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,014.75	$10.33

* Expenses are equal to the annualized expense ratio of 1.35% for Class A shares and 2.05% for
Class B shares, multiplied by the average account value over the period, multiplied by 183/366
(to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2008, and are based on the total market value of investments.

56

Portfolio of Investments
GROWTH & INCOME FUND
March 31, 2008

Shares		Security	Value

		COMMON STOCKS—99.5%
		Consumer Discretionary—13.9%
155,000		bebe stores, inc.	$1,666,250
110,000		BorgWarner, Inc.	4,733,300
255,000		Brown Shoe Company, Inc.	3,842,850
120,000	*	Carter’s, Inc.	1,938,000
200,000		CBS Corporation – Class "B"	4,416,000
186,600	*	CEC Entertainment, Inc.	5,389,008
150,000		Cinemark Holdings, Inc.	1,918,500
190,000		Clear Channel Communications, Inc.	5,551,800
130,300	*	Coach, Inc.	3,928,545
100,000	*	Eddie Bauer Holdings, Inc.	389,000
70,000		Genuine Parts Company	2,815,400
100,000		H&R Block, Inc.	2,076,000
235,000		Home Depot, Inc.	6,572,950
55,000		J.C. Penney Company, Inc.	2,074,050
140,000		Leggett & Platt, Inc.	2,135,000
203,900	*	Lincoln Educational Services Corporation	2,446,800
175,000		McDonald’s Corporation	9,759,750
385,000	*	Morgans Hotel Group Company	5,705,700
221,700		Movado Group, Inc.	4,320,933
245,000		Newell Rubbermaid, Inc.	5,603,150
50,000		Polo Ralph Lauren Corporation – Class "A"	2,914,500
245,000		Ruby Tuesday, Inc.	1,837,500
67,500		Sherwin-Williams Company	3,445,200
200,000		Staples, Inc.	4,422,000
100,000	*	Steiner Leisure, Ltd.	3,300,000
112,500	*	Viacom, Inc. – Class "B"	4,457,250
212,100		Westwood One, Inc.	445,410
240,000		Wyndham Worldwide Corporation	4,963,200

			103,068,046

		Consumer Staples—10.9%
175,000		Altria Group, Inc.	3,885,000
130,000		Avon Products, Inc.	5,140,200
60,000	*	Chattem, Inc.	3,980,400
67,500		Coca-Cola Company	4,108,725
230,000		CVS Caremark Corporation	9,317,300
107,263		Kraft Foods, Inc. – Class "A"	3,326,225
485,000		Nu Skin Enterprises, Inc. – Class "A"	8,739,700
50,000		PepsiCo, Inc.	3,610,000
175,000	*	Philip Morris International, Inc.	8,851,500

			57

Portfolio of Investments (continued)
GROWTH & INCOME FUND
March 31, 2008

Shares		Security	Value

		Consumer Staples (continued)
77,500		Procter & Gamble Company	$5,430,425
185,000		Safeway, Inc.	5,429,750
87,050		Tootsie Roll Industries, Inc.	2,193,671
250,000		Walgreen Company	9,522,500
150,000		Wal-Mart Stores, Inc.	7,902,000

			81,437,396

		Energy—10.4%
60,000		Anadarko Petroleum Corporation	3,781,800
255,000	*	Cal Dive International, Inc.	2,646,900
50,000		Chesapeake Energy Corporation	2,307,500
90,000		ConocoPhillips	6,858,900
115,000		ExxonMobil Corporation	9,726,700
7,153		Hugoton Royalty Trust	197,280
33,096		Marathon Oil Corporation	1,509,178
160,000		Noble Corporation	7,947,200
140,000		Sasol, Ltd. (ADR)	6,774,600
150,000		Suncor Energy, Inc.	14,452,500
28,200	*	Swift Energy Company	1,268,718
62,964	*	Transocean, Inc.	8,512,733
75,000		World Fuel Services Corporation	2,105,250
150,000		XTO Energy, Inc.	9,279,000

			77,368,259

		Financials—11.2%
52,000		American Express Company	2,273,440
110,000		American International Group, Inc.	4,757,500
10,000		Ameriprise Financial, Inc.	518,500
110,000		Astoria Financial Corporation	2,987,600
150,000		Bank of America Corporation	5,686,500
182,000		Brookline Bancorp, Inc.	2,089,360
65,380		Capital One Financial Corporation	3,218,004
114,000		Citigroup, Inc.	2,441,880
200,000		Colonial BancGroup, Inc.	1,926,000
100,000		Discover Financial Services	1,637,000
180,000	*	First Mercury Financial Corporation	3,133,800
50,000	*	Guaranty Financial Group, Inc.	531,000
50,000		Hartford Financial Services Group, Inc.	3,788,500

58

Shares		Security	Value

		Financials (continued)
177,500		JPMorgan Chase & Company	$7,623,625
91,000		KeyCorp	1,997,450
25,000		Lehman Brothers Holdings, Inc.	941,000
40,000		Merrill Lynch & Company, Inc.	1,629,600
70,000		Morgan Stanley	3,199,000
200,000		New York Community Bancorp, Inc.	3,644,000
265,000		NewAlliance Bancshares, Inc.	3,248,900
44,400		Plum Creek Timber Company, Inc. (REIT)	1,807,080
130,000		South Financial Group, Inc.	1,931,800
221,000		Sovereign Bancorp, Inc.	2,059,720
260,000		Sunstone Hotel Investors, Inc. (REIT)	4,162,600
50,000		SunTrust Banks, Inc.	2,757,000
200,000		U.S. Bancorp	6,472,000
40,000		Wachovia Corporation	1,080,000
60,000		Webster Financial Corporation	1,672,200
140,000		Wells Fargo & Company	4,074,000

			83,289,059

		Health Care—10.3%
140,000		Abbott Laboratories	7,721,000
100,000		Aetna, Inc.	4,209,000
46,700	*	Amgen, Inc.	1,951,126
22,417		Baxter International, Inc.	1,296,151
48,750		Covidien, Ltd.	2,157,187
20,000	*	Genentech, Inc.	1,623,600
175,000		Johnson & Johnson	11,352,250
50,000	*	Laboratory Corporation of America Holdings	3,684,000
75,000		Medtronic, Inc.	3,627,750
100,000		Merck & Company, Inc.	3,795,000
425,000		Pfizer, Inc.	8,895,250
125,000		Sanofi-Aventis (ADR)	4,692,500
125,000	*	St. Jude Medical, Inc.	5,398,750
100,000	*	Thermo Fisher Scientific, Inc.	5,684,000
90,000	*	TriZetto Group, Inc.	1,502,100
60,000		UnitedHealth Group, Inc.	2,061,600
175,000		Wyeth	7,308,000

			76,959,264

			59

Portfolio of Investments (continued)
GROWTH & INCOME FUND
March 31, 2008

Shares		Security	Value

		Industrials—19.7%
155,000		3M Company	$12,268,250
210,000	*	AAR Corporation	5,726,700
84,600		Alexander & Baldwin, Inc.	3,644,568
342,600	*	Altra Holdings, Inc.	4,607,970
155,000		Armstrong World Industries, Inc.	5,527,300
155,000		Avery Dennison Corporation	7,633,750
210,000		Barnes Group, Inc.	4,819,500
100,000	*	BE Aerospace, Inc.	3,495,000
80,000		Burlington Northern Santa Fe Corporation	7,377,600
80,000		Dover Corporation	3,342,400
20,000	*	Gardner Denver, Inc.	742,000
270,000		General Electric Company	9,992,700
130,000		Harsco Corporation	7,199,400
180,000		Honeywell International, Inc.	10,155,600
125,000		IDEX Corporation	3,836,250
137,500		Illinois Tool Works, Inc.	6,631,625
55,000		Lockheed Martin Corporation	5,461,500
315,000	*	Mobile Mini, Inc.	5,985,000
90,000		Northrop Grumman Corporation	7,002,900
110,000	*	PGT, Inc.	301,400
100,000	*	Pinnacle Airlines Corporation	873,000
55,000		Precision Castparts Corporation	5,614,400
300,000		TAL International Group, Inc.	7,071,000
137,800		Textainer Group Holdings, Ltd.	2,078,024
100,000		Tyco International, Ltd.	4,405,000
155,000		United Technologies Corporation	10,667,100

			146,459,937

		Information Technology—15.1%
30,000	*	CACI International, Inc. – Class "A"	1,366,500
400,000	*	Cisco Systems, Inc.	9,636,000
150,900	*	Electronics for Imaging, Inc.	2,251,428
371,000	*	EMC Corporation	5,320,140
300,000	*	Entrust, Inc.	750,000
190,000		Harris Corporation	9,220,700
150,000		Hewlett-Packard Company	6,849,000
185,000		Intel Corporation	3,918,300
115,000		International Business Machines Corporation	13,241,100
100,000	*	Macrovision Corporation	1,350,000
400,000		Microsoft Corporation	11,352,000
275,000		Motorola, Inc.	2,557,500

60

Shares		Security	Value

		Information Technology (continued)
175,360	*	NCI, Inc. – Class "A"	$3,300,275
200,000		Nokia Corporation – Class "A" (ADR)	6,366,000
200,000	*	Parametric Technology Corporation	3,196,000
190,000		QUALCOMM, Inc.	7,790,000
125,000	*	SI International, Inc.	2,398,750
300,000	*	Symantec Corporation	4,986,000
475,000	*	TIBCO Software, Inc.	3,391,500
48,750		Tyco Electronics, Ltd.	1,673,100
85,000	*	ValueClick, Inc.	1,466,250
120,000		Western Union Company	2,552,400
100,000	*	Wright Express Corporation	3,073,000
200,000		Xilinx, Inc.	4,750,000

			112,755,943

		Materials—5.9%
30,000		Ashland, Inc.	1,419,000
200,000		Celanese Corporation – Series "A"	7,810,000
85,000		Dow Chemical Company	3,132,250
80,000		Freeport-McMoRan Copper & Gold, Inc.	7,697,600
141,300		Lubrizol Corporation	7,843,563
70,000		PPG Industries, Inc.	4,235,700
65,000		Praxair, Inc.	5,474,950
212,700		RPM International, Inc.	4,453,938
150,000		Temple-Inland, Inc.	1,908,000

			43,975,001

		Telecommunication Services—1.4%
200,000		AT&T, Inc.	7,660,000
75,000		Verizon Communications, Inc.	2,733,750

			10,393,750

		Utilities—.7%
115,400		Atmos Energy Corporation	2,942,700
50,000		Consolidated Edison, Inc.	1,985,000

			4,927,700

Total Value of Common Stocks (cost $623,808,860)			740,634,355

			61

Portfolio of Investments (continued)
GROWTH & INCOME FUND
March 31, 2008

Principal
Amount		Security	Value
		SHORT-TERM CORPORATE NOTES—.3%
$1,000	M	General Electric Capital Corp., 2.3%, 4/10/08	$999,425
1,300	M	PepsiCo, Inc., 2.54%, 4/10/08 (a)	1,299,173
Total Value of Short-Term Corporate Notes (cost $2,298,598)			2,298,598
Total Value of Investments (cost $626,107,458)		99.8%	742,932,953
Other Assets, Less Liabilities		.2	1,478,565
Net Assets		100.0%	$744,411,518
* Non-income producing
(a) Security exempt from registration under Section 4(2) of the Securities Act of 1933 (see Note 4).
Summary of Abbreviations:
ADR American Depositary Receipts
REIT Real Estate Investment Trust

62		See notes to financial statements

Fund Expenses
GLOBAL FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/07)	(3/31/08)	(10/1/07-3/31/08)*
Expense Example – Class A Shares
Actual	$1,000.00	$903.81	$8.04
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.55	$8.52
Expense Example – Class B Shares
Actual	$1,000.00	$899.51	$11.35
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,013.05	$12.03

* Expenses are equal to the annualized expense ratio of 1.69% for Class A shares and 2.39% for
Class B shares, multiplied by the average account value over the period, multiplied by 183/366
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2008, and are based on the total market value of investments.

63

Portfolio of Investments
GLOBAL FUND
March 31, 2008

Shares		Security	Value

		COMMON STOCKS—97.3%
		United States—42.1%
18,415		Abbott Laboratories	$1,015,587
17,800		Accenture, Ltd. – Class "A"	626,026
17,270		ACE, Ltd.	950,886
11,900	*	Adobe Systems, Inc.	423,521
5,000	*	Affiliated Managers Group, Inc.	453,700
25,290		Altria Group, Inc.	561,438
72,320		American Eagle Outfitters, Inc.	1,266,323
66,820		American Electric Power Company, Inc.	2,781,717
27,873		American International Group, Inc.	1,205,507
39,380	*	Amgen, Inc.	1,645,296
19,865		Apache Corporation	2,400,089
3,000	*	Apple, Inc.	430,500
34,980		Applied Materials, Inc.	682,460
78,325		AT&T, Inc.	2,999,847
123,225		Bank of America Corporation	4,671,460
5,915		Boeing Company	439,899
3,900		Cardinal Health, Inc.	204,789
33,700	*	Carter’s, Inc.	544,255
41,835		Caterpillar, Inc.	3,275,262
133,135	*	Cisco Systems, Inc.	3,207,222
690		CME Group, Inc.	323,679
7,300		Colgate-Palmolive Company	568,743
13,355		ConocoPhillips	1,017,785
103,530		Corning, Inc.	2,488,861
33,200	*	Coventry Health Care, Inc.	1,339,620
30,860		Covidien, Ltd.	1,365,555
10,000		Darden Restaurants, Inc.	325,500
12,775		Eli Lilly & Company	659,062
172,290	*	EMC Corporation	2,470,639
28,020		EOG Resources, Inc.	3,362,400
40,190		Exelon Corporation	3,266,241
40,935		ExxonMobil Corporation	3,462,282
4,000		Franklin Resources, Inc.	387,960
37,110		Freeport-McMoRan Copper & Gold, Inc.	3,570,724
29,005		Gap, Inc.	570,818
23,735	*	Genentech, Inc.	1,926,807
114,645		General Electric Company	4,243,011
9,400	*	Genzyme Corporation	700,676
2,865	*	Google, Inc. – Class "A"	1,261,947
22,500		Graco, Inc.	815,850

64

Shares		Security	Value

		United States (continued)
19,000	*	Gymboree Corporation	$757,720
18,081		Halliburton Company	711,126
63,200	*	Hercules Offshore, Inc.	1,587,584
1,600		Hess Corporation	141,088
64,130		Hewlett-Packard Company	2,928,176
2,000		International Business Machines Corporation	230,280
203,884		Invesco PLC	4,966,614
13,565	*	Iron Mountain, Inc.	358,659
25,660		JPMorgan Chase & Company	1,102,097
50,135	*	Kohl’s Corporation	2,150,290
10,805		Lockheed Martin Corporation	1,072,936
43,505		Manpower, Inc.	2,447,591
37,720		Medtronic, Inc.	1,824,516
6,900	*	MEMC Electronic Materials, Inc.	489,210
24,500		Merck & Company, Inc.	929,775
13,600		Merrill Lynch & Company, Inc.	554,064
122,565		Microsoft Corporation	3,478,395
15,900		NIKE, Inc. – Class "B"	1,081,200
17,900		Northrop Grumman Corporation	1,392,799
107,920	*	Oracle Corporation	2,110,915
14,700		Oshkosh Truck Corporation	533,316
43,295		PepsiCo, Inc.	3,125,899
25,290	*	Philip Morris International, Inc.	1,279,168
35,415		PNC Financial Services Group, Inc.	2,322,162
14,000		Precision Castparts Corporation	1,429,120
5,300	*	Priceline.com, Inc.	640,558
30,960		Procter & Gamble Company	2,169,367
37,110		QUALCOMM, Inc.	1,521,510
46,510		Schering-Plough Corporation	670,209
14,600		Schlumberger, Ltd.	1,270,200
17,200		St. Mary Land & Exploration Company	662,200
17,100	*	St. Jude Medical, Inc.	738,549
69,190		Staples, Inc.	1,529,791
18,480		State Street Corporation	1,459,920
15,800	*	Terex Corporation	987,500
45,060	*	Thomas & Betts Corporation	1,638,832
19,528		Transocean, Inc.	2,640,186
4,700		Union Pacific Corporation	589,286
5,395		United States Steel Corporation	684,464
10,585		United Technologies Corporation	728,460
44,885		UnitedHealth Group, Inc.	1,542,249

			65

Portfolio of Investments (continued)
GLOBAL FUND
March 31, 2008

Shares		Security	Value

		United States (continued)
26,535	*	Viacom, Inc. – Class "B"	$1,051,317
30,200		W.R. Berkley Corporation	836,238
43,465		Wachovia Corporation	1,173,555
39,055		Wal-Mart Stores, Inc.	2,057,417
15,700	*	Waters Corporation	874,490
20,200	*	WellPoint, Inc.	891,426
16,310		Williams Companies, Inc.	537,904

			129,814,272

		United Kingdom—8.4%
80,561		BG Group PLC	1,868,559
36,857		Johnson Matthey PLC	1,468,742
62,387		Man Group PLC	687,554
50,745		Reckitt Benckiser PLC	2,814,908
129,845		SABMiller PLC	2,849,085
151,027		Smith & Nephew PLC	2,000,626
9,575		Smith & Nephew PLC (ADR)	631,854
102,164		Standard Chartered PLC	3,496,570
882,719		Vodafone Group PLC	2,647,420
108,117		Xstrata PLC	7,578,977

			26,044,295

		Germany—6.0%
12,537		Allianz AG	2,498,699
26,230		Continental AG	2,704,505
36,249		Daimler AG – Registered	3,114,902
17,435		Deutsche Boerse AG	2,836,444
19,590		Deutsche Postbank AG	1,882,669
16,172		E.ON AG	3,028,935
21,808		Siemens AG	2,390,936

			18,457,090

		France—5.4%
50,039		Axa	1,822,873
19,781		BNP Paribas SA	2,002,580
22,050		Bouygues SA	1,405,967
39,963		Essilor International SA	2,620,971
86,014		France Telecom SA	2,903,070

66

Shares		Security	Value

		France (continued)
31,663		Sanofi-Aventis	$2,384,170
12,451		Schneider Electric SA	1,617,018
28,479		Veolia Environment	1,992,794

			16,749,443

		Japan—5.1%
65,250		Canon, Inc.	3,008,967
38,700		Honda Motor Company, Ltd.	1,106,159
1,059		Japan Tobacco, Inc.	5,309,097
64,000		Mitsubishi Estate Company, Ltd.	1,556,036
179,000		Mitsui & Co., Ltd.	3,632,692
172,000		Toshiba Corporation	1,150,872

			15,763,823

		Switzerland—4.4%
15,700		ABB, Ltd. (ADR)	422,644
75,250		ABB, Ltd. – Registered	2,028,376
52,436		Julius Baer Holding, Ltd. AG – Registered	3,880,810
10,553		Nestle SA – Registered	5,294,905
12,629		Synthes, Inc.	1,773,589

			13,400,324

		Netherlands—3.8%
29,227		ArcelorMittal	2,403,126
105,572	*	ASML Holding NV	2,606,303
70,225		Koninklijke (Royal) Philips Electronics NV	2,696,211
116,223		Unilever NV	3,917,133

			11,622,773

		Brazil—3.4%
103,300		All America Latina Logistica	1,039,794
24,400		Banco Itau Holding Financeira SA (ADR)	555,344
104,000		Bolsa de Mercadorias e Futuros	940,372
68,970		Companhia Vale do Rio Doce (ADR)	2,389,121
4,100	*	MMX Mineracao e Metalicos SA	2,215,899
31,800		Petroleo Brasileiro SA (ADR)	3,247,098

			10,387,628

			67

Portfolio of Investments (continued)
GLOBAL FUND
March 31, 2008

Shares		Security	Value

		Canada—3.0%
24,500		Canadian Imperial Bank of Commerce	$1,578,096
59,400		Canadian Natural Resources, Ltd.	4,066,907
44,200		EnCana Corporation	3,363,516
1,815	*	Research in Motion, Ltd.	203,697

			9,212,216

		China—1.9%
2,926,000		Bank of China, Ltd.	1,248,170
662,000		China Communications Construction Company, Ltd.	1,463,012
372,500		China Merchants Bank Company, Ltd.	1,289,871
7,200		PetroChina Company, Ltd. (ADR)	902,232
1,458,000		Shanghai Electric Group Company, Ltd.	889,841
4,400	*	Suntech Power Holdings Company, Ltd. (ADR)	178,464

			5,971,590

		Finland—1.7%
20,600		Nokia Corporation – Class "A" (ADR)	655,698
148,275		Nokia OYJ	4,708,411

			5,364,109

		Norway—1.6%
56,750		Aker Kvaerner ASA	1,295,420
85,300		Norsk Hydro ASA	1,245,488
118,000		Telenor ASA	2,263,984

			4,804,892

		Spain—1.5%
171,378		Banco Santander SA	3,427,071
179,995	*	Iberdrola Removables	1,257,789

			4,684,860

		Italy—1.0%
106,471		Bulgari SpA	1,234,955
285,456		UniCredito Italiano SpA	1,917,846

			3,152,801

68

Shares		Security	Value

		Ireland—.9%
41,900	*	Elan Corporation PLC (ADR)	$874,034
67,900	*	Ryanair Holdings PLC (ADR)	1,920,212

			2,794,246

		South Africa—.8%
38,637		Impala Platinum Holdings, Ltd.	1,488,141
73,314		MTN Group, Ltd.	1,109,656

			2,597,797

		Hong Kong—.8%
910,888		Shangri-La Asia, Ltd.	2,457,795

		Sweden—.7%
128,200		Sandvik AB	2,232,169

		Austria—.7%
32,206		OMV AG	2,136,214

		Mexico—.7%
17,200		America Movil SAB de CV (ADR) – Series "L"	1,095,468
41,700		Grupo Aeroportuario del Centro Norte SA de CV (ADR)	929,910

			2,025,378

		Israel—.6%
41,500		Teva Pharmaceutical Industries, Ltd. (ADR)	1,916,885

		Australia—.6%
346,596	*	Lihir Gold, Ltd.	1,135,841
10,300	*	Lihir Gold, Ltd. (ADR)	327,746
7,200		Woodside Petroleum, Ltd. (ADR)	358,202

			1,821,789

		Egypt—.6%
26,100		Orascom Telecom Holding SAE (GDR)	1,774,800

		Denmark—.5%
21,775		Novo Nordisk A/S – Series "B"	1,494,465

			69

Portfolio of Investments (continued)
GLOBAL FUND
March 31, 2008

Shares or
Principal
Amount		Security	Value
		Russia—.4%
11,250		Evraz Group SA (GDR)	$970,875
11,000		TMK OAO (GDR) (a)	357,500
			1,328,375

		India—.3%
26,700		Infosys Technologies, Ltd. (ADR)	955,059

		South Korea—.2%
5,247		LG Electronics, Inc.	672,862

		Belgium—.2%
14,284		UCB SA	498,058
Total Value of Common Stocks (cost $273,161,421)			300,136,008

		REPURCHASE AGREEMENT—2.6%
$8,110	M	UBS Securities, 1.35%, dated 3/31/08, to be repurchased
		at $8,110,304 on 4/1/08 (collaterized by U.S. Treasury
		Bonds, 6.875%, 8/15/2025, valued at $8,279,151)
		(cost $8,110,000)	8,110,000
Total Value of Investments (cost $281,271,421)		99.9%	308,246,008
Other Assets, Less Liabilities		.1	242,236

Net Assets		100.0%	$308,488,244

* Non-income producing
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 4).
Summary of Abbreviations:
ADR		American Depositary Receipts
GDR		Global Depositary Receipts
REIT		Real Estate Investment Trust

70		See notes to financial statements

Fund Expenses
SELECT GROWTH FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/07)	(3/31/08)	(10/1/07-3/31/08)*
Expense Example – Class A Shares
Actual	$1,000.00	$853.85	$6.72
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,017.75	$7.31
Expense Example – Class B Shares
Actual	$1,000.00	$850.00	$9.94
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,014.25	$10.83

* Expenses are equal to the annualized expense ratio of 1.45% for Class A shares and 2.15% for
Class B shares, multiplied by the average account value over the period, multiplied by 183/366
(to reflect the one-half year period).

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2008, and are based on the total market value of investments.

71

Portfolio of Investments
SELECT GROWTH FUND
March 31, 2008

Shares		Security	Value

		COMMON STOCKS—96.9%
		Consumer Discretionary—9.4%
238,000	*	Aeropostale, Inc.	$6,452,180
145,400	*	Fossil, Inc.	4,440,516
178,100		Guess?, Inc.	7,207,707
110,400		Omnicom Group, Inc.	4,877,472

			22,977,875

		Consumer Staples—9.0%
115,400		Church & Dwight Company, Inc.	6,259,296
120,650		Colgate-Palmolive Company	9,399,842
87,400		PepsiCo, Inc.	6,310,280

			21,969,418

		Energy—8.5%
54,400		ExxonMobil Corporation	4,601,152
85,000		Marathon Oil Corporation	3,876,000
101,800	*	National-Oilwell Varco, Inc.	5,943,084
86,600		Occidental Petroleum Corporation	6,336,522

			20,756,758

		Financials—8.3%
100,660		Bank of New York Mellon Corporation	4,200,542
154,800	*	Nasdaq OMX Group, Inc.	5,984,568
68,600		Northern Trust Corporation	4,559,842
251,100		Unum Group	5,526,711

			20,271,663

		Health Care—18.8%
156,475		Applera Corporation – Applied Biosystems Group	3,383,538
90,400		Becton, Dickinson & Company	4,972,870
83,400		Cigna Corporation	5,141,768
112,600	*	Express Scripts, Inc.	5,166,452
122,100	*	Gilead Sciences, Inc.	6,072,370
133,000	*	OSI Pharmaceuticals, Inc.	6,291,813
189,600		Perrigo Company	7,153,608
110,300	*	Varian Medical Systems, Inc.	7,760,840

			45,943,259

72

Shares or
Principal
Amount			Security	Value

			Industrials—12.7%
81,100			Danaher Corporation	$6,166,033
80,900		*	Jacobs Engineering Group, Inc.	5,953,431
170,260			Manitowoc Company, Inc.	6,946,608
61,100			Northrop Grumman Corporation	4,754,191
44,215			Republic Services, Inc.	1,292,847
86,000			United Technologies Corporation	5,918,520

				31,031,630

			Information Technology—24.9%
122,470			Amphenol Corporation – Class "A"	4,562,007
181,700		*	BMC Software, Inc.	5,908,884
95,000			FactSet Research Systems, Inc.	5,117,650
138,600			Harris Corporation	6,726,258
152,300			Hewlett-Packard Company	6,954,018
56,000			International Business Machines Corporation	6,447,840
237,600			Microsoft Corporation	6,743,088
407,000		*	Oracle Corporation	7,960,920
365,000		*	Parametric Technology Corporation	5,832,700
157,500			Texas Instruments, Inc.	4,452,525

				60,705,890

			Materials—3.0%
101,800			Sigma-Aldrich Corporation	7,242,432

			Telecommunication Services—2.3%
149,100			AT&T, Inc.	5,710,530

Total Value of Common Stocks (cost $234,683,026)				236,609,455

			SHORT-TERM CORPORATE NOTES—3.0%
$7,300	M		PepsiCo, Inc., 2.15%, 4/23/08 (cost $7,290,406) (a)	7,290,406

Total Value of Investments (cost $241,973,432)			99.9%	243,899,861
Other Assets, Less Liabilities			.1	123,196

Net Assets			100.0%	$244,023,057

* Non-income producing
(a) Security exempt from registration under Section 4(2) of the Securities Act of 1933 (see Note 4).

			See notes to financial statements	73

Fund Expenses
OPPORTUNITY FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/07)	(3/31/08)	(10/1/07-3/31/08)*
Expense Example – Class A Shares
Actual	$1,000.00	$892.25	$6.58
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,018.05	$7.01
Expense Example – Class B Shares
Actual	$1,000.00	$889.12	$9.87
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,014.55	$10.53

* Expenses are equal to the annualized expense ratio of 1.39% for Class A shares and 2.09% for
Class B shares, multiplied by the average account value over the period, multiplied by 183/366
(to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2008, and are based on the total market value of investments.

74

Portfolio of Investments
OPPORTUNITY FUND
March 31, 2008

Shares		Security	Value

		COMMON STOCKS—97.9%
		Consumer Discretionary—13.0%
185,000		BorgWarner, Inc.	$7,960,550
220,000		Brown Shoe Company, Inc.	3,315,400
45,000	*	CEC Entertainment, Inc.	1,299,600
225,000		Cinemark Holdings, Inc.	2,877,750
150,000	*	Coach, Inc.	4,522,500
73,000		Gannett Company, Inc.	2,120,650
210,000	*	Morgans Hotel Group Company	3,112,200
170,000		Movado Group, Inc.	3,313,300
135,000		Nordstrom, Inc.	4,401,000
65,000		Polo Ralph Lauren Corporation – Class "A"	3,788,850
122,500	*	Red Robin Gourmet Burgers, Inc.	4,602,325
117,500		Tiffany & Company	4,916,200
250,000	*	Warnaco Group, Inc.	9,860,000
126,000		Wolverine World Wide, Inc.	3,655,260

			59,745,585

		Consumer Staples—5.9%
50,000		Altria Group, Inc.	1,110,000
167,500		Dean Foods Company	3,365,075
100,000		Kraft Foods, Inc. – Class "A"	3,101,000
320,000		Nu Skin Enterprises, Inc. – Class "A"	5,766,400
50,000	*	Philip Morris International, Inc.	2,529,000
132,500		Safeway, Inc.	3,888,875
325,000		Sara Lee Corporation	4,543,500
119,480		Tootsie Roll Industries, Inc.	3,010,896

			27,314,746

		Energy—10.8%
280,000	*	Cal Dive International, Inc.	2,906,400
70,000		Chesapeake Energy Corporation	3,230,500
50,000		EOG Resources, Inc.	6,000,000
85,000	*	Grant Prideco, Inc.	4,183,700
71,000		Hess Corporation	6,260,780
85,000	*	Plains Exploration & Production Company	4,516,900
50,000	*	Swift Energy Company	2,249,500
200,000		Talisman Energy, Inc.	3,540,000

			75

Portfolio of Investments (continued)
OPPORTUNITY FUND
March 31, 2008

Shares		Security	Value

		Energy (continued)
51,769	*	Transocean, Inc.	$6,999,169
70,000	*	Weatherford International, Ltd.	5,072,900
75,000		XTO Energy, Inc.	4,639,500

			49,599,349

		Financials—10.6%
75,000		City National Corporation	3,709,500
222,500		Colonial BancGroup, Inc.	2,142,675
160,000		Discover Financial Services	2,619,200
150,000		Douglas Emmett, Inc. (REIT)	3,309,000
32,500		Federal Realty Investment Trust (REIT)	2,533,375
95,000		HCP, Inc. (REIT)	3,211,950
132,000		Lazard, Ltd. – Class "A"	5,042,400
125,000	*	Nasdaq OMX Group, Inc.	4,832,500
220,000		NewAlliance Bancshares, Inc.	2,697,200
105,000		Protective Life Corporation	4,258,800
230,000		Sovereign Bancorp, Inc.	2,143,600
180,000		Sunstone Hotel Investors, Inc. (REIT)	2,881,800
200,000		Waddell & Reed Financial, Inc. – Class "A"	6,426,000
71,000		Zions Bancorporation	3,234,050

			49,042,050

		Health Care—14.3%
107,500	*	Barr Pharmaceuticals, Inc.	5,193,325
70,000		Beckman Coulter, Inc.	4,518,500
125,000	*	Community Health Systems, Inc.	4,196,250
165,000		DENTSPLY International, Inc.	6,369,000
380,000	*	Exelixis, Inc.	2,641,000
97,500	*	Express Scripts, Inc.	6,271,200
150,000	*	Gilead Sciences, Inc.	7,729,500
75,000	*	Laboratory Corporation of America Holdings	5,526,000
100,000		McKesson Corporation	5,237,000
150,000	*	Psychiatric Solutions, Inc.	5,088,000
120,000	*	St. Jude Medical, Inc.	5,182,800
137,000	*	Thermo Fisher Scientific, Inc.	7,787,080

			65,739,655

76

Shares		Security	Value

		Industrials—18.1%
205,000	*	AAR Corporation	$5,590,350
110,000		Armstrong World Industries, Inc.	3,922,600
125,000		Avery Dennison Corporation	6,156,250
142,500		Baldor Electric Company	3,990,000
172,500		Chicago Bridge & Iron Company NV – NY Shares	6,768,900
107,500		Dover Corporation	4,491,350
115,000		Harsco Corporation	6,368,700
200,000		IDEX Corporation	6,138,000
160,000		J.B. Hunt Transport Services, Inc.	5,028,800
40,000		L-3 Communications Holdings, Inc.	4,373,600
78,000		Manpower, Inc.	4,388,280
262,962	*	Mobile Mini, Inc.	4,996,278
65,500		Northrop Grumman Corporation	5,096,555
37,000		Precision Castparts Corporation	3,776,960
50,000		Regal-Beloit Corporation	1,831,500
95,000		Rolls-Royce Group PLC (ADR)	3,804,608
108,000		Roper Industries, Inc.	6,419,520

			83,142,251

		Information Technology—9.6%
225,000	*	Cadence Design Systems, Inc.	2,403,000
65,000	*	DST Systems, Inc.	4,273,100
150,000	*	Electronics for Imaging, Inc.	2,238,000
145,000		Harris Corporation	7,036,850
150,000	*	Ingram Micro, Inc. – Class "A"	2,374,500
160,000		Intersil Corporation – Class "A"	4,107,200
175,000	*	Intuit, Inc.	4,726,750
235,000	*	Macrovision Corporation	3,172,500
175,000	*	Open Text Corporation	5,479,250
255,000	*	Sybase, Inc.	6,706,500
60,000	*	Varian Semiconductor Equipment Associates, Inc.	1,689,000

			44,206,650

		Materials—7.5%
140,000		Agrium, Inc.	8,695,400
62,500		Allegheny Technologies, Inc.	4,460,000
44,000		Freeport-McMoRan Copper & Gold, Inc.	4,233,680
107,100		Lubrizol Corporation	5,945,121

			77

Portfolio of Investments (continued)
OPPORTUNITY FUND
March 31, 2008

Shares or
Principal
Amount			Security	Value

			Materials (continued)
67,000			Praxair, Inc.	$5,643,410
50,000			Sappi, Ltd. (ADR)	574,500
80,000			Sigma-Aldrich Corporation	4,772,000

				34,324,111

			Telecommunication Services—2.3%
235,000			Citizens Communications Company	2,465,150
215,000			NTELOS Holdings Corporation	5,203,000
180,000		*	Time Warner Telecom, Inc. – Class "A"	2,788,200

				10,456,350

			Utilities—5.8%
111,000			AGL Resources, Inc.	3,809,520
110,000			California Water Service Group	4,196,500
100,000			Equitable Resources, Inc.	5,890,000
135,000			Portland General Electric Company	3,044,250
125,000			SCANA Corporation	4,572,500
120,000			Wisconsin Energy Corporation	5,278,800

				26,791,570

Total Value of Common Stocks (cost $379,303,972)				450,362,317

			SHORT-TERM CORPORATE NOTES—1.3%
$3,400	M		General Electric Capital Corp., 2.3%, 4/10/08	3,398,044
2,800	M		PepsiCo, Inc., 2.15%, 4/23/08 (a)	2,796,320

Total Value of Short-Term Corporate Notes (cost $6,194,364)				6,194,364

Total Value of Investments (cost $385,498,336)			99.2%	456,556,681
Other Assets, Less Liabilities			.8	3,620,118

Net Assets			100.0%	$460,176,799

* Non-income producing
(a) Security exempt from registration under Section 4(2) of the Securities Act of 1933 (see Note 4).
Summary of Abbreviations:
ADR American Depositary Receipts
REIT Real Estate Investment Trust

78		See notes to financial statements

Fund Expenses
SPECIAL SITUATIONS FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/07)	(3/31/08)	(10/1/07-3/31/08)*
Expense Example – Class A Shares
Actual	$1,000.00	$897.10	$7.11
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,017.50	$7.57
Expense Example – Class B Shares
Actual	$1,000.00	$894.17	$10.42
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,014.00	$11.08

* Expenses are equal to the annualized expense ratio of 1.50% for Class A shares and 2.20% for
Class B shares, multiplied by the average account value over the period, multiplied by 183/366
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2008, and are based on the total market value of investments.

79

Portfolio of Investments
SPECIAL SITUATIONS FUND
March 31, 2008

Shares		Security	Value

		COMMON STOCKS—92.8%
		Consumer Discretionary—8.3%
124,900	*	AnnTaylor Stores Corporation	$3,020,082
193,000		Interactive Data Corporation	5,494,710
218,200		Penske Automotive Group, Inc.	4,246,172
179,100		PetSmart, Inc.	3,660,804
115,900		Phillips-Van Heusen Corporation	4,394,928
209,600		Tempur-Pedic International, Inc.	2,305,600

			23,122,296

		Consumer Staples—7.8%
108,250		Church & Dwight Company, Inc.	5,871,480
231,100		Flower Foods, Inc.	5,719,725
130,400		Hormel Foods Corporation	5,432,464
91,100		J. M. Smucker Company	4,610,571

			21,634,240

		Energy—6.4%
200,600	*	Denbury Resources, Inc.	5,727,130
111,600	*	Plains Exploration & Production Company	5,930,424
94,700	*	Whiting Petroleum Corporation	6,122,355

			17,779,909

		Financials—16.2%
15,914	*	Alleghany Corporation	5,434,645
161,900		American Financial Group, Inc.	4,138,164
789,600		Anworth Mortgage Asset Corporation	4,840,248
170,900		Arthur J. Gallagher & Company	4,036,658
134,700		FirstMerit Corporation	2,782,902
141,500		Harleysville Group, Inc.	5,106,735
582,500		MFA Mortgage Investments, Inc.	3,669,750
108,100		Midland Company	7,018,933
370,700		Phoenix Companies, Inc.	4,526,247
115,900		Wilmington Trust Corporation	3,604,490

			45,158,772

80

Shares		Security	Value

		Health Care—12.7%
83,800		Hillenbrand Industries, Inc.	$4,005,640
68,000	*	Invitrogen Corporation	5,811,960
158,500	*	K-V Pharmaceutical Company – Class "A"	3,956,160
143,800	*	Lincare Holdings, Inc.	4,042,218
132,700	*	Magellan Health Services, Inc.	5,266,863
100,052		PerkinElmer, Inc.	2,426,261
180,600		STERIS Corporation	4,845,498
113,500		West Pharmaceutical Services, Inc.	5,020,105

			35,374,705

		Industrials—18.5%
92,500		Alexander & Baldwin, Inc.	3,984,900
43,200	*	Alliant Techsystems, Inc.	4,472,496
134,300		Carlisle Companies, Inc.	4,490,992
107,100		CLARCOR, Inc.	3,807,405
132,200		Curtiss-Wright Corporation	5,483,656
187,000		Deluxe Corporation	3,592,270
158,800	*	Kansas City Southern, Inc.	6,369,468
170,500		Pentair, Inc.	5,438,950
144,800		Robbins & Myers, Inc.	4,727,720
256,700	*	TrueBlue, Inc.	3,450,048
214,800		Woodward Governor Company	5,739,456

			51,557,361

		Information Technology—11.5%
128,850	*	Avnet, Inc.	4,217,260
314,500		AVX Corporation	4,028,745
96,800	*	Cabot Microelectronics Corporation	3,112,120
215,200	*	Checkpoint Systems, Inc.	5,778,120
290,400	*	Convergys Corporation	4,373,424
232,300	*	Epicor Software Corporation	2,601,760
156,400	*	Sybase, Inc.	4,113,320
135,300	*	Varian Semiconductor Equipment Associates, Inc.	3,808,695

			32,033,444

			81

Portfolio of Investments (continued)
SPECIAL SITUATIONS FUND
March 31, 2008

Shares or
Principal
Amount			Security	Value
			Materials—2.6%
109,000			AptarGroup, Inc.	4,243,370
68,200		*	RTI International Metals, Inc.	3,083,322
				7,326,692

			Telecommunication Services—3.3%
382,700		*	Premiere Global Services, Inc.	5,487,918
102,675			Telephone & Data Systems, Inc. – Special Shares	3,829,777
				9,317,695

			Utilities—5.5%
264,700			CMS Energy Corporation	3,584,038
432,000		*	Dynegy, Inc. – Class "A"	3,408,480
177,200			Energy East Corporation	4,274,064
184,800			Portland General Electric Company	4,167,240
				15,433,822
Total Value of Common Stocks (cost $239,253,635)				258,738,936

			SHORT-TERM CORPORATE NOTES—7.2%
$9,000	M		General Electric Capital Corp., 2.25%, 4/23/08	8,987,621
4,700	M		Madison Gas & Electric Co., 2.35%, 4/11/08	4,696,932
6,500	M		PepsiCo, Inc., 2.54%, 4/10/08 (a)	6,495,867
Total Value of Short-Term Corporate Notes (cost $20,180,420)				20,180,420

Total Value of Investments (cost $259,434,055)			100.0%	278,919,356
Excess of Liabilities Over Other Assets			—	(156,336)

Net Assets			100.0%	$278,763,020

* Non-income producing
(a) Security exempt from registration under Section 4(2) of the Securities Act of 1933 (see Note 4).

82			See notes to financial statements

Fund Expenses
INTERNATIONAL FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/07)	(3/31/08)	(10/1/07-3/31/08)*
Expense Example – Class A Shares
Actual	$1,000.00	$922.67	$9.61
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,015.00	$10.08
Expense Example – Class B Shares
Actual	$1,000.00	$918.90	$12.95
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,011.50	$13.58

* Expenses are equal to the annualized expense ratio of 2.00% for Class A shares and 2.70% for
Class B shares, multiplied by the average account value over the period, multiplied by 183/366
(to reflect the one-half year period).

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2008, and are based on the total market value of investments.

83

Portfolio of Investments
INTERNATIONAL FUND
March 31, 2008

Shares		Security	Value

		COMMON STOCKS—83.8%
		United Kingdom—17.0%
194,009		British American Tobacco PLC	$7,291,629
76,300		Diageo PLC	1,540,740
66,779		Imperial Tobacco Group PLC	3,076,554
50,481		Reckitt Benckiser Group PLC	2,800,264
106,720		SABMiller PLC	2,341,672
513,545		Tesco PLC	3,868,378

			20,919,237

		Switzerland—10.4%
18,357		Kuehne & Nagel International AG – Registered	1,843,959
266		Lindt & Spruengli AG	887,518
10,775		Nestle SA – Registered	5,406,293
25,100		Novartis AG – Registered	1,291,734
18,138		Roche Holding AG – Genusscheine	3,427,524

			12,857,028

		Japan—5.8%
325		Japan Tobacco, Inc.	1,629,326
72,950		Millea Holdings, Inc.	2,697,102
58,200		Secom Company, Ltd.	2,830,040

			7,156,468

		Germany—5.6%
32,000		Deutsche Boerse AG	5,205,977
14,000		RWE AG	1,735,664

			6,941,641

		Brazil—4.5%
58,000		Banco Itau Holding Financeira SA (ADR)	1,320,080
36,498		Petroleo Brasileiro SA – Petrobras (ADR)	3,726,811
18,400		Souza Cruz SA	476,706

			5,523,597

		Netherlands—4.1%
25,725	*	Core Laboratories NV	3,068,992
59,800		Unilever NV – CVA	2,015,475

			5,084,467

84

Shares	Security	Value

	Canada—4.1%
54,550	Canadian Natural Resources, Ltd.	$3,734,845
13,800	Suncor Energy, Inc.	1,334,204

		5,069,049

	Netherlands Antilles—3.5%
1,600	Schlumberger, Ltd.	141,241
47,450	Schlumberger, Ltd. (ADR)	4,128,150

		4,269,391

	Belgium—3.3%
46,535	InBev NV	4,110,128

	India—3.0%
37,692	HDFC Bank, Ltd. (ADR)	3,702,862

	Mexico—2.8%
53,125	America Movil SAB de CV (ADR) – Series "L"	3,383,531

	China—2.7%
31,987	China Mobile, Ltd.	475,930
8,300	China Mobile, Ltd. (ADR)	622,583
1,490,500	CNOOC, Ltd.	2,202,374

		3,300,887

	Hong Kong—2.6%
87,000	Cheung Kong Holdings, Ltd.	1,235,216
62,469	Jardine Matheson Holdings, Ltd.	1,972,771

		3,207,987

	France—2.6%
11,110	Air Liquide SA	1,700,063
11,400	L’Oreal SA	1,453,067

		3,153,130

	Finland—2.5%
98,900	Nokia Oyj	3,140,528

	Spain—2.4%
97,070	Enagas	2,911,685

		85

Portfolio of Investments (continued)
INTERNATIONAL FUND
March 31, 2008

Shares or
Warrants		Security	Value

		Norway—2.2%
210,385		Orkla ASA	$2,670,307

		Australia—1.7%
16,800		BHP Billiton, Ltd.	549,178
51,322		WorleyParsons, Ltd.	1,568,046

			2,117,224

		Denmark—1.1%
19,200		Novo Nordisk A/S – Series "B"	1,317,737

		Singapore—1.0%
179,000		Keppel Corporation, Ltd.	1,285,854

		Italy—.9%
228,400	*	Maire Tecnimont SpA	1,158,123

Total Value of Common Stocks (cost $96,868,795)			103,280,861

		WARRANTS—10.4%
		India
21,800	*	Asea Brown Boveri India, Ltd. (expiring 10/15/12) (a)	637,912
14,800		Bharat Heavy Electricals, Ltd. (expiring 7/20/10) (a)	760,424
3,700	*	Bharat Heavy Electricals, Ltd. (expiring 5/12/08) (a)	189,662
138,015	*	Bharti Tele-Ventures, Ltd. (expiring 5/31/10) (a)	2,842,281
28,421		HDFC Bank, Ltd. (expiring 6/28/10) (a)	943,066
37,330		Housing Development Finance Corp., Ltd. (expiring 5/25/09) (a)	2,217,999
10,700	*	Housing Development Finance Corp., Ltd. (expiring 11/14/11) (a)	634,681
21,146	*	India Infoline, Ltd. (expiring 7/13/12) (a)	405,919
57,470	*	Infrastructure Development Finance Co., Ltd. (expiring 7/28/10) (a)	216,317
354,700	*	Infrastructure Development Finance Co., Ltd. (expiring 1/24/13) (a)	1,338,992
245,479	*	ITC, Ltd. (expiring 5/5/10) (a)	1,262,008
36,000	*	United Spirits, Ltd. (expiring 6/20/11) (a)	1,352,520

Total Value of Warrants (cost $12,160,050)			12,801,781

86

Principal
Amount		Security	Value
		SHORT-TERM CORPORATE NOTES—4.9%
		United States
$6,000	M	PepsiCo, Inc., 2.15%, 4/23/08 (cost $5,992,114) (b)	$5,992,114
Total Value of Investments (cost $115,020,959)		99.1%	122,074,756
Other Assets, Less Liabilities		.9	1,169,847
Net Assets		100.0%	$123,244,603
* Non-income producing
(a) Participatory notes issued by brokers registered in the local market. Securities are valued at fair value (see Note 1A).
(b) Security exempt from registration under Section 4(2) of the Securities Act of 1933 (see Note 4).
Summary of Abbreviations:
ADR American Depositary Receipts

		See notes to financial statements	87

Statements of Assets and Liabilities
FIRST INVESTORS INCOME FUNDS
March 31, 2008

	CASH			INVESTMENT
	MANAGEMENT		GOVERNMENT	GRADE	INCOME
Assets
Investments in securities:
At identified cost	$252,782,884		$234,226,879	$303,183,305	$639,357,252	**
At value (Note 1A)	$252,782,884		$237,022,682	$302,110,617	$568,879,981	**
Cash	124,388		1,014,282	1,392,802	799,749
Receivables:
Investment Securities sold	—		4,854,468	14,798,117	1,958,867
Interest and dividends	630,005		1,051,529	3,672,467	12,279,472
Shares sold	—		651,781	1,081,846	570,331
Other assets	47,410		49,550	30,146	293,789
Total Assets	253,584,687		244,644,292	323,085,995	584,782,189

Liabilities
Payables:
Investment securities purchased	—		15,290,922	5,265,035	—
Collateral for securities loaned (Note 1H)	—		—	—	52,640,202
Shares redeemed	318,868		312,822	461,711	718,792
Dividends payable	49,659		90,099	153,411	716,197
Accrued advisory fees	31,718		93,250	126,447	328,086
Accrued shareholder servicing costs	82,220		41,114	55,747	113,794
Accrued expenses	49,795		34,127	14,150	38,861
Total Liabilities	532,260		15,862,334	6,076,501	54,555,932
Net Assets	$253,052,427		$228,781,958	$317,009,494	$530,226,257

Net Assets Consist of:
Capital paid in	$253,052,427		$236,065,236	$328,381,113	$765,858,436
Undistributed net investment income (deficit)	—		1,115	(3,811,997)	2,242,982
Accumulated net realized loss on investments	—		(10,080,196)	(6,486,934)	(167,397,890)
Net unrealized appreciation (depreciation) in value of investments	—		2,795,803	(1,072,688)	(70,477,271)
Total	$253,052,427		$228,781,958	$317,009,494	$530,226,257

Net Assets:
Class A	$249,593,548		$216,858,498	$295,360,201	$510,713,764
Class B	$ 3,458,879		$ 11,923,460	$ 21,649,293	$ 19,512,493
Shares outstanding (Note 7):
Class A	249,593,548		19,817,680	31,191,131	187,538,036
Class B	3,458,879		1,089,769	2,288,854	7,173,813

Net asset value and redemption price per share — Class A	$1.00	#	$10.94	$ 9.47	$2.72
Maximum offering price per share — Class A
(Net asset value/.9425)*	N/A		$11.61	$10.05	$2.89
Net asset value and offering price per share — Class B (Note 7)	$1.00		$10.94	$ 9.46	$2.72

# Also maximum offering price per share.
* On purchases of $100,000 or more, the sales charge is reduced.
** Investments at cost and value include $52,640,202 of collateral for securities loaned (Note 1H).

88	See notes to financial statements						89

Statements of Assets and Liabilities
FIRST INVESTORS EQUITY FUNDS
March 31, 2008

	TOTAL			GROWTH &
	RETURN	VALUE	BLUE CHIP	INCOME	GLOBAL
Assets
Investments in securities:
At identified cost	$323,560,219	$330,028,754	$355,610,241	$626,107,458	$281,271,421

At value (Note 1A)	$355,737,679	$376,290,537	$478,218,203	$742,932,953	$308,246,008
Cash	44,191	437,629	358,622	715,108	2,061,578
Receivables:
Investment securities sold	7,129,082	331,706	196,241	1,529,346	4,197,231
Dividends and interest	1,953,356	887,814	760,672	1,063,094	598,655
Shares sold	568,707	722,844	585,602	1,400,814	652,654
Other assets	40,870	45,935	59,868	90,767	56,235
Total Assets	365,473,885	378,716,465	480,179,208	747,732,082	315,812,361

Liabilities
Payables:
Investment securities purchased	5,036,533	—	—	1,153,901	6,594,215
Shares redeemed	858,783	755,741	1,120,122	1,469,607	351,722
Dividends payable	27,263	18,707	7,030	7,289	—
Forward currency contracts (Note 6)	—	—	—	—	1,530
Accrued advisory fees	226,355	237,200	299,174	453,653	246,600
Accrued shareholder servicing costs	70,517	80,541	128,861	170,216	70,748
Accrued expenses	34,247	31,815	34,976	65,898	59,302
Total Liabilities	6,253,698	1,124,004	1,590,163	3,320,564	7,324,117
Net Assets	$359,220,187	$377,592,461	$478,589,045	$744,411,518	$308,488,244

Net Assets Consist of:
Capital paid in	$326,354,820	$355,742,166	$453,679,090	$624,865,495	$280,361,179
Undistributed net investment income (loss)	83,756	886,426	923,661	1,185,382	(1,489,431)
Accumulated net realized gain (loss) on investments	604,151	(25,297,914)	(98,621,668)	1,535,146	2,630,073
Net unrealized appreciation in value of investments	32,177,460	46,261,783	122,607,962	116,825,495	26,986,423
Total	$359,220,187	$377,592,461	$478,589,045	$744,411,518	$308,488,244

Net Assets:
Class A	$330,114,104	$356,307,234	$444,533,152	$692,351,631	$296,840,273
Class B	$ 29,106,083	$ 21,285,227	$ 34,055,893	$ 52,059,887	$ 11,647,971
Shares outstanding (Note 7):
Class A	22,998,612	50,165,991	19,904,972	48,264,444	42,586,090
Class B	2,059,502	3,045,150	1,637,455	3,832,226	1,883,435
Net asset value and redemption price
per share – Class A	$14.35	$7.10	$22.33	$14.34	$6.97

Maximum offering price per share – Class A
(Net asset value/.9425)*	$15.23	$7.53	$23.69	$15.21	$7.40

Net asset value and offering price per share –
Class B (Note 7)	$14.13	$6.99	$20.80	$13.58	$6.18

*On purchases of $100,000 or more, the sales charge is reduced.

90	See notes to financial statements				91

Statements of Assets and Liabilities
FIRST INVESTORS EQUITY FUNDS
March 31, 2008

	SELECT		SPECIAL
	GROWTH	OPPORTUNITY	SITUATIONS	INTERNATIONAL
Assets
Investments in securities:
At identified cost	$241,973,432	$385,498,336	$259,434,055	$115,020,959
At value (Note 1A)	$243,899,861	$456,556,681	$278,919,356	$122,074,756
Cash	597,602	716,785	1,300,652	1,960,210
Receivables:
Investment securities sold	1,821,013	3,851,066	—	187,778
Dividends and interest	99,759	554,223	119,450	429,988
Shares sold	768,134	709,253	308,863	767,508
Forward currency contracts (Note 6)	—	—	—	372
Other assets	29,246	56,167	33,897	10,433
Total Assets	247,215,615	462,444,175	280,682,218	125,431,045

Liabilities
Payables:
Investment securities purchased	2,528,459	821,322	1,090,889	673,765
Shares redeemed	412,264	1,001,388	524,568	256,442
Foreign exchange contracts (Note 6)	—	—	—	1,070,093
Accrued advisory fees	153,618	285,609	189,050	100,544
Accrued shareholder servicing costs	62,101	104,730	70,062	48,083
Accrued expenses	36,116	54,327	44,629	37,515
Total Liabilities	3,192,558	2,267,376	1,919,198	2,186,442
Net Assets	$244,023,057	$460,176,799	$278,763,020	$123,244,603

Net Assets Consist of:
Capital paid in	$259,324,156	$382,299,834	$261,534,281	$123,442,581
Undistributed net investment income (loss)	(678,380)	118,138	(299,846)	(2,209,199)
Accumulated net realized gain (loss) on investments
and foreign currency transactions	(16,549,148)	6,700,482	(1,956,716)	(3,977,824)
Net unrealized appreciation in value of investments
and foreign currency transactions	1,926,429	71,058,345	19,485,301	5,989,045
Total	$244,023,057	$460,176,799	$278,763,020	$123,244,603

Net Assets:
Class A	$222,874,979	$419,990,884	$264,208,205	$118,502,009
Class B	$ 21,148,078	$ 40,185,915	$ 14,554,815	$ 4,742,594
Shares outstanding (Note 7):
Class A	29,725,022	16,499,408	12,765,656	9,974,964
Class B	3,007,967	1,771,958	792,885	404,158
Net asset value and redemption price
per share – Class A	$7.50	$25.45	$20.70	$11.88

Maximum offering price per share – Class A
(Net asset value/.9425)*	$7.96	$27.00	$21.96	$12.60

Net asset value and offering price per share –
Class B (Note 7)	$7.03	$22.68	$18.36	$11.73

*On purchases of $100,000 or more, the sales charge is reduced.

92	See notes to financial statements				93

Statements of Operations
FIRST INVESTORS INCOME FUNDS
Six Months Ended March 31, 2008

	CASH		INVESTMENT
	MANAGEMENT	GOVERNMENT	GRADE	INCOME
Investment Income
Income:
Interest	$5,205,098	$6,079,394	$8,270,546	$ 23,886,063
Dividends	—	—	440,756	155,385
Total income	5,205,098	6,079,394	8,711,302	24,041,448
Expenses (Notes 1 and 3):
Advisory fees	601,111	718,886	1,009,353	2,035,160
Distribution plan expenses – Class A	—	309,470	426,219	803,080
Distribution plan expenses – Class B	10,866	57,653	108,591	109,537
Shareholder servicing costs	371,639	204,510	298,790	574,345
Professional fees	22,488	24,002	21,513	63,672
Registration fees	38,146	20,200	32,683	27,538
Custodian fees	29,935	16,332	10,028	14,890
Reports to shareholders	22,307	9,898	16,245	33,218
Trustees’ fees	5,374	4,929	6,917	13,430
Other expenses	33,148	28,675	35,524	55,742
Total expenses	1,135,014	1,394,555	1,965,863	3,730,612
Less: Expenses waived	(161,373)	(149,281)	(201,890)	—
Expenses paid indirectly	(1,275)	(6,838)	(6,212)	(12,459)
Net expenses	972,366	1,238,436	1,757,761	3,718,153
Net investment income	4,232,732	4,840,958	6,953,541	20,323,295
Realized and Unrealized Gain (Loss) on Investments (Note 2):
Net realized gain (loss) on investments	—	348,983	2,471,823	(7,902,051)
Net unrealized appreciation (depreciation) of investments	—	5,660,442	(527,709)	(44,208,226)

Net gain (loss) on investments	—	6,009,425	1,944,114	(52,110,277)
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,232,732	$10,850,383	$8,897,655	$ (31,786,982)

94	See notes to financial statements				95

Statements of Operations
FIRST INVESTORS EQUITY FUNDS
Six Months Ended March 31, 2008

	TOTAL						GROWTH &
	RETURN		VALUE		BLUE CHIP		INCOME		GLOBAL
Investment Income
Dividends	$2,781,899	(a)	$5,595,717	(b)	$5,702,504	(c)	$10,198,624	(d)	$2,156,241	(e)
Interest	4,421,700		443,469		170,567		31,381		173,127
Total income	7,203,599		6,039,186		5,873,071		10,230,005		2,329,368

Expenses (Notes 1 and 3):
Advisory fees	1,410,702		1,526,091		1,944,831		2,924,321		1,607,673
Distribution plan expenses – Class A	521,226		580,665		733,386		1,133,497		473,832
Distribution plan expenses – Class B	158,706		120,839		199,396		296,884		64,970
Shareholder servicing costs	429,258		483,095		790,263		1,086,253		468,669
Professional fees	23,776		29,812		41,297		48,069		33,765
Custodian fees	18,694		14,061		15,487		25,359		120,526
Registration fees	26,273		31,479		28,723		32,637		18,882
Reports to shareholders	18,662		22,278		27,994		50,944		20,062
Trustees’ fees	8,669		9,630		12,429		18,772		7,572
Other expenses	41,113		43,306		17,389		74,248		50,887
Total expenses	2,657,079		2,861,256		3,811,195		5,690,984		2,866,838
Less: Expenses waived	—		—		—		—		(45,483)
Expenses paid indirectly	(11,942)		(10,041)		(8,175)		(8,301)		(766)
Net expenses	2,645,137		2,851,215		3,803,020		5,682,683		2,820,589
Net investment income (loss)	4,558,462		3,187,971		2,070,051		4,547,322		(491,221)

Realized and Unrealized Gain (Loss) on Investments
(Note 2):
Net realized gain (loss) on:
Investments	2,224,119		2,574,452		(2,598,690)		5,525,189		7,109,460
Foreign currency transactions	—		—		—		—		(54,937)
Net realized gain (loss) on investments
and foreign currency transactions	2,224,119		2,574,452		(2,598,690)		5,525,189		7,054,523
Net unrealized appreciation (depreciation) of:
Investments	(31,999,088)		(58,214,006)		(69,622,621)		(126,506,020)		(39,081,023)
Foreign currency transactions	—		—		—		—		2,312
Net unrealized depreciation of investments
and foreign currency transactions	(31,999,088)		(58,214,006)		(69,622,621)		(126,506,020)		(39,078,711)
Net loss on investments and foreign currency transactions	(29,774,969)		(55,639,554)		(72,221,311)		(120,980,831)		(32,024,188)
Net Decrease in Net Assets Resulting from Operations	$(25,216,507)		$(52,451,583)		$(70,151,260)		$(116,433,509)		$ (32,515,409)

(a) Net of $1,184 foreign taxes withheld
(b) Net of $30,323 foreign taxes withheld
(c) Net of $19,684 foreign taxes withheld
(d) Net of $4,482 foreign taxes withheld
(e) Net of $95,756 foreign taxes withheld

96	See notes to financial statements								97

Statements of Operations
FIRST INVESTORS EQUITY FUNDS

	SELECT			SPECIAL
	GROWTH	OPPORTUNITY		SITUATIONS	INTERNATIONAL
Investment Income
Dividends	$ 1,077,450	$ 3,626,455	(f)	$ 1,763,605	$ 844,513	(g)
Interest	202,950	116,397		258,869	155,072
Total income	1,280,400	3,742,852		2,022,474	999,585

Expenses (Notes 1 and 3):
Advisory fees	980,884	1,841,691		1,391,459	574,141
Distribution plan expenses – Class A	356,441	680,901		430,527	168,762
Distribution plan expenses – Class B	119,707	227,553		83,213	23,319
Shareholder servicing costs	428,917	715,944		481,109	283,648
Professional fees	25,116	27,324		30,257	14,861
Custodian fees	23,098	18,942		10,058	51,878
Registration fees	29,756	21,702		21,225	9,685
Reports to shareholders	8,087	31,693		20,294	12,897
Trustees’ fees	5,972	11,577		7,053	2,557
Other expenses	1,152	53,327		29,715	22,068
Total expenses	1,979,130	3,630,654		2,504,910	1,163,816
Less: Expenses (waived) repaid to advisor (Note 3)	—	—		(176,817)	19,276
Expenses paid indirectly	(20,350)	(5,940)		(5,773)	(294)
Net expenses	1,958,780	3,624,714		2,322,320	1,182,798
Net investment income (loss)	(678,380)	118,138		(299,846)	(183,213)

Realized and Unrealized Gain (Loss) on Investments
and Foreign Currency Transactions (Note 2):
Net realized gain (loss) on:
Investments	(16,545,599)	6,792,085		(1,749,219)	(1,765,576)
Foreign currency transactions	—	—		—	(120,860)
Net realized gain (loss) on investments
and foreign currency transactions	(16,545,599)	6,792,085		(1,749,219)	(1,886,436)
Net unrealized depreciation of:
Investments	(23,450,058)	(63,672,886)		(30,071,423)	(7,357,793)
Foreign currency transactions	—	—		—	(576,453)
Net unrealized depreciation of investments
and foreign currency transactions	(23,450,058)	(63,672,886)		(30,071,423)	(7,934,246)
Net loss on investments and foreign currency transactions	(39,995,657)	(56,880,801)		(31,820,642)	(9,820,682)
Net Decrease in Net Assets Resulting from Operations	$ (40,674,037)	$ (56,762,663)		$ (32,120,488)	$ (10,003,895)

(f) Net of $5,735 foreign taxes withheld
(g) Net of $98,079 foreign taxes withheld

98	See notes to financial statements						99

Statements of Changes in Net Assets
FIRST INVESTORS INCOME FUNDS

	CASH MANAGEMENT		GOVERNMENT		INVESTMENT GRADE		INCOME
	10/1/07 to	10/1/06 to	10/1/07 to	10/1/06 to	10/1/07 to	10/1/06 to	10/1/07 to	10/1/06 to
	3/31/08	9/30/07	3/31/08	9/30/07	3/31/08	9/30/07	3/31/08	9/30/07

Increase (Decrease) in Net Assets From Operations
Net investment income	$ 4,232,732	$ 9,601,006	$ 4,840,958	$ 8,749,400	$ 6,953,541	$ 12,265,938	$ 20,323,295	$ 41,632,907
Net realized gain (loss) on investments	—	—	348,983	(362,482)	2,471,823	461,845	(7,902,051)	(5,253,591)
Net unrealized appreciation (depreciation) of investments	—	—	5,660,442	(191,790)	(527,709)	(2,402,019)	(44,208,226)	1,569,619
Net increase (decrease) in net assets resulting
from operations	4,232,732	9,601,006	10,850,383	8,195,128	8,897,655	10,325,764	(31,786,982)	37,948,935
Dividends to Shareholders
Net investment income – Class A	(4,193,006)	(9,508,072)	(4,628,089)	(8,953,505)	(6,976,832)	(12,261,832)	(19,716,202)	(39,264,321)
Net investment income – Class B	(39,726)	(92,934)	(218,535)	(489,437)	(458,734)	(944,574)	(723,969)	(1,743,259)
Total dividends	(4,232,732)	(9,601,006)	(4,846,624)	(9,442,942)	(7,435,566)	(13,206,406)	(20,440,171)	(41,007,580)
Share Transactions *
Class A:
Proceeds from shares sold	136,257,168	234,508,668	24,241,261	38,427,226	40,936,003	69,936,306	23,286,958	60,588,115
Reinvestment of dividends	4,118,066	9,341,321	4,099,447	7,807,197	6,114,519	10,583,520	15,532,045	30,474,627
Cost of shares redeemed	(108,296,057)	(226,716,504)	(15,696,738)	(32,955,729)	(23,558,025)	(38,531,439)	(40,970,698)	(79,486,802)
	32,079,177	17,133,485	12,643,970	13,278,694	23,492,497	41,988,387	(2,151,695)	11,575,940
Class B:
Proceeds from shares sold	3,329,745	2,857,393	1,278,137	1,656,236	1,700,795	2,657,890	682,137	2,526,656
Reinvestment of dividends	36,777	84,139	201,849	449,226	417,352	853,540	564,204	1,307,604
Cost of shares redeemed	(2,238,167)	(3,120,867)	(1,522,014)	(3,659,377)	(2,449,773)	(5,240,826)	(4,294,834)	(9,854,689)
	1,128,355	(179,335)	(42,028)	(1,553,915)	(331,626)	(1,729,396)	(3,048,493)	(6,020,429)
Net increase (decrease) from share transactions	33,207,532	16,954,150	12,601,942	11,724,779	23,160,871	40,258,991	(5,200,188)	5,555,511
Net increase (decrease) in net assets	33,207,532	16,954,150	18,605,701	10,476,965	24,622,960	37,378,349	(57,427,341)	2,496,866
Net Assets
Beginning of period	219,844,895	202,890,745	210,176,257	199,699,292	292,386,534	255,008,185	587,653,598	585,156,732
End of period †	$ 253,052,427	$ 219,844,895	$ 228,781,958	$ 210,176,257	$ 317,009,494	$ 292,386,534	$ 530,226,257	$ 587,653,598
†Includes undistributed net investment income (deficit) of	$ —	$ —	$ 1,115	$ 6,781	$ (3,811,997)	$ (3,329,972)	$ 2,242,982	$ 2,359,858

*Shares Issued and Redeemed
Class A:
Sold	136,257,168	234,508,668	2,232,406	3,603,914	4,295,932	7,387,319	8,143,021	19,785,469
Issued for dividends reinvested	4,118,066	9,341,321	376,770	731,771	640,284	1,117,383	5,477,625	9,965,886
Redeemed.	(108,296,057)	(226,716,504)	(1,449,599)	(3,086,866)	(2,472,250)	(4,068,637)	(14,397,884)	(25,966,873)
Net increase (decrease) in Class A shares outstanding	32,079,177	17,133,485	1,159,577	1,248,819	2,463,966	4,436,065	(777,238)	3,784,482

Class B:
Sold	3,329,745	2,857,393	117,228	155,318	178,424	280,947	240,095	829,168
Issued for dividends reinvested	36,777	84,139	18,553	42,104	43,759	90,199	199,228	427,922
Redeemed	(2,238,167)	(3,120,867)	(140,862)	(342,831)	(256,894)	(552,729)	(1,507,446)	(3,219,167)
Net increase (decrease) in Class B shares outstanding	1,128,355	(179,335)	(5,081)	(145,409)	(34,711)	(181,583)	(1,068,123)	(1,962,077)

100		See notes to financial statements						101

Statements of Changes in Net Assets
FIRST INVESTORS EQUITY FUNDS

	TOTAL RETURN		VALUE		BLUE CHIP		GROWTH & INCOME
	10/1/07 to	10/1/06 to	10/1/07 to	10/1/06 to	10/1/07 to	10/1/06 to	10/1/07 to	10/1/06 to
	3/31/08	9/30/07	3/31/08	9/30/07	3/31/08	9/30/07	3/31/08	9/30/07
Increase (Decrease) in Net Assets From Operations
Net investment income	$ 4,558,462	$ 7,375,510	$ 3,187,971	$ 5,429,775	$ 2,070,051	$ 3,045,447	$ 4,547,322	$ 4,007,275
Net realized gain (loss) on investments	2,224,119	9,847,727	2,574,452	7,421,981	(2,598,690)	12,432,271	5,525,189	20,850,814
Net unrealized appreciation (depreciation) of investments	(31,999,088)	23,270,714	(58,214,006)	29,157,401	(69,622,621)	56,419,022	(126,506,020)	99,717,015
Net increase (decrease) in net assets resulting
from operations	(25,216,507)	40,493,951	(52,451,583)	42,009,157	(70,151,260)	71,896,740	(116,433,509)	124,575,104

Distributions to Shareholders
Net investment income – Class A	(5,372,454)	(6,496,959)	(3,319,851)	(4,884,892)	(2,208,923)	(2,538,723)	(4,169,997)	(3,321,330)
Net investment income – Class B	(381,191)	(437,230)	(123,907)	(158,524)	(53,615)	—	(165,732)	(20,137)
Net realized gains – Class A	(6,213,089)	(2,189,339)	—	—	—	—	(10,054,169)	(10,825,654)
Net realized gains – Class B	(574,376)	(248,051)	—	—	—	—	(838,220)	(1,163,363)
Total distributions	(12,541,110)	(9,371,579)	(3,443,758)	(5,043,416)	(2,262,538)	(2,538,723)	(15,228,118)	(15,330,484)

Share Transactions *
Class A:
Proceeds from shares sold	27,979,445	58,416,394	32,371,413	100,634,552	26,746,471	58,252,544	57,457,867	144,742,009
Value of shares issued for acquisition**	—	—	—	—	—	42,266,488	—	—
Reinvestment of distributions.	11,455,563	8,570,045	3,272,560	4,810,843	2,188,547	2,514,542	14,120,459	14,046,975
Cost of shares redeemed	(29,991,216)	(51,721,710)	(40,908,296)	(62,678,699)	(43,610,530)	(77,931,789)	(65,425,234)	(121,637,432)
	9,443,792	15,264,729	(5,264,323)	42,766,696	(14,675,512)	25,101,785	6,153,092	37,151,552
Class B:
Proceeds from shares sold	1,124,556	3,131,690	1,146,379	3,741,260	1,204,521	3,077,799	2,480,950	6,702,137
Value of shares issued for acquisition**	—	—	—	—	—	5,256,892	—	—
Reinvestment of distributions.	950,014	682,111	122,857	157,220	53,508	—	1,001,473	1,180,077
Cost of shares redeemed	(4,009,905)	(8,579,532)	(3,730,935)	(7,606,342)	(7,344,213)	(13,096,048)	(8,427,500)	(22,768,583)
	(1,935,335)	(4,765,731)	(2,461,699)	(3,707,862)	(6,086,184)	(4,761,357)	(4,945,077)	(14,886,369)
Net increase (decrease) from share transactions	7,508,457	10,498,998	(7,726,022)	39,058,834	(20,761,696)	20,340,428	1,208,015	22,265,183
Net increase (decrease) in net assets	(30,249,160)	41,621,370	(63,621,363)	76,024,575	(93,175,494)	89,698,445	(130,453,612)	131,509,803

Net Assets
Beginning of period	389,469,347	347,847,977	441,213,824	365,189,249	571,764,539	482,066,094	874,865,130	743,355,327
End of period †	$ 359,220,187	$ 389,469,347	$ 377,592,461	$ 441,213,824	$ 478,589,045	$ 571,764,539	$ 744,411,518	$ 874,865,130
†Includes undistributed net investment income of	$ 83,756	$ 1,278,939	$ 886,426	$ 1,142,213	$ 923,661	$ 1,116,148	$ 1,185,382	$ 973,789

*Shares Issued and Redeemed
Class A:
Sold	1,852,631	3,759,553	4,271,416	12,509,647	1,121,859	2,409,744	3,701,951	8,893,877
Issued for acquisition**	—	—	—	—	—	1,728,265	—	—
Issued for distributions reinvested	754,294	552,458	438,403	593,740	92,384	102,169	878,982	891,851
Redeemed.	(2,002,364)	(3,332,365)	(5,432,883)	(7,781,774)	(1,832,127)	(3,212,113)	(4,250,681)	(7,473,683)
Net increase (decrease) in Class A shares outstanding	604,561	979,646	(723,064)	5,321,613	(617,884)	1,028,065	330,252	2,312,045

Class B:
Sold	76,052	204,942	153,456	473,203	54,127	136,806	169,422	435,580
Issued for acquisition**	—	—	—	—	—	230,867	—	—
Issued for distributions reinvested	63,368	44,782	16,643	19,735	2,359	—	65,169	79,575
Redeemed.	(268,154)	(560,413)	(500,739)	(962,290)	(328,652)	(581,227)	(571,413)	(1,482,827)
Net decrease in Class B shares outstanding	(128,734)	(310,689)	(330,640)	(469,352)	(272,166)	(213,554)	(336,822)	(967,672)

**See Note 8

102		See notes to financial statements						103

Statements of Changes in Net Assets
FIRST INVESTORS EQUITY FUNDS

	GLOBAL		SELECT GROWTH		OPPORTUNITY		SPECIAL SITUATIONS
	10/1/07 to	10/1/06 to	10/1/07 to	10/1/06 to	10/1/07 to	10/1/06 to	10/1/07 to	10/1/06 to
	3/31/08	9/30/07	3/31/08	9/30/07	3/31/08	9/30/07	3/31/08	9/30/07
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$ (491,221)	$ (304,687)	$ (678,380)	$ (1,259,160)	$ 118,138	$ 2,398,990	$ (299,846)	$ (936,145)
Net realized gain (loss) on investments
and foreign currenty transactions	7,054,523	46,310,683	(16,545,599)	40,730,258	6,792,085	50,721,848	(1,749,219)	30,291,871
Net unrealized appreciation (depreciation)
of investments and foreign currency transactions	(39,078,711)	25,030,886	(23,450,058)	3,580,367	(63,672,886)	25,202,521	(30,071,423)	14,116,468
Net increase (decrease) in net assets resulting
from operations	(32,515,409)	71,036,882	(40,674,037)	43,051,465	(56,762,663)	78,323,359	(32,120,488)	43,472,194

Distributions to Shareholders
Net investment income – Class A	(1,935,582)	(1,703,811)	—	—	(2,157,616)	—	—	—
Net investment income – Class B	(88,410)	(95,763)	—	—	(241,374)	—	—	—
Net realized gains – Class A	(39,760,740)	(25,963,154)	(34,525,068)	(16,002,768)	(40,556,491)	(20,488,349)	(14,772,999)	(21,193,345)
Net realized gains – Class B	(1,816,126)	(1,455,638)	(3,724,631)	(1,981,350)	(4,537,080)	(2,618,556)	(966,711)	(1,645,023)
Total distributions	(43,600,858)	(29,218,366)	(38,249,699)	(17,984,118)	(47,492,561)	(23,106,905)	(15,739,710)	(22,838,368)

Share Transactions *
Class A:
Proceeds from shares sold	27,135,991	32,159,549	33,865,760	45,079,857	31,012,799	64,062,828	21,179,382	48,294,542
Reinvestment of distributions	41,083,109	27,199,554	34,371,915	15,949,659	42,542,593	20,403,976	14,700,522	21,100,036
Cost of shares redeemed	(21,200,467)	(37,229,022)	(16,491,752)	(36,742,589)	(40,208,914)	(88,627,638)	(21,087,796)	(43,381,291)
	47,018,633	22,130,081	51,745,923	24,286,927	33,346,478	(4,160,834)	14,792,108	26,013,287
Class B:
Proceeds from shares sold	1,168,995	1,559,530	1,512,345	2,358,789	1,391,764	3,841,591	725,127	1,733,569
Reinvestment of distributions	1,896,632	1,549,112	3,702,717	1,970,727	4,761,120	2,609,026	963,947	1,642,521
Cost of shares redeemed	(2,250,712)	(4,240,943)	(2,014,755)	(4,462,038)	(6,253,590)	(12,113,021)	(2,173,270)	(4,822,147)
	814,915	(1,132,301)	3,200,307	(132,522)	(100,706)	(5,662,404)	(484,196)	(1,446,057)

Net increase (decrease) from share transactions	47,833,548	20,997,780	54,946,230	24,154,405	33,245,772	(9,823,238)	14,307,912	24,567,230
Net increase (decrease) in net assets	(28,282,719)	62,816,296	(23,977,506)	49,221,752	(71,009,452)	45,393,216	(33,552,286)	45,201,056

Net Assets
Beginning of period	336,770,963	273,954,667	268,000,563	218,778,811	531,186,251	485,793,035	312,315,306	267,114,250

End of period †	$ 308,488,244	$ 336,770,963	$ 244,023,057	$ 268,000,563	$ 460,176,799	$ 531,186,251	$ 278,763,020	$ 312,315,306
†Includes undistributed net investment income (deficit) of	$ (1,489,431)	$ 1,025,782	$ (678,380)	$ —	$ 118,138	$ 2,398,990	$ (299,846)	$ —

*Shares Issued and Redeemed
Class A:
Sold	3,519,216	4,050,899	3,970,941	4,765,079	1,119,357	2,107,842	937,882	2,019,030
Issued for distributions reinvested	5,206,984	3,693,256	3,919,261	1,822,725	1,490,630	721,695	625,820	923,327
Redeemed.	(2,730,073)	(4,696,640)	(1,913,986)	(3,931,282)	(1,461,403)	(2,932,699)	(935,245)	(1,809,098)
Net increase (decrease) in Class A shares outstanding	5,996,127	3,047,515	5,976,216	2,656,522	1,148,584	(103,162)	628,457	1,133,259

Class B:
Sold	170,319	216,529	185,995	262,040	55,746	140,039	35,455	80,360
Issued for distributions reinvested	270,176	230,957	449,359	235,478	186,857	101,414	46,166	79,633
Redeemed.	(317,267)	(592,221)	(251,963)	(501,113)	(249,660)	(441,498)	(107,669)	(225,014)
Net increase (decrease) in Class B shares outstanding	123,228	(144,735)	383,391	(3,595)	(7,057)	(200,045)	(26,048)	(65,021)

104		See notes to financial statements						105

Statements of Changes in Net Assets
FIRST INVESTORS EQUITY FUNDS

	INTERNATIONAL
	10/1/07 to	10/1/06 to
	3/31/08	9/30/07
Increase (Decrease) in Net Assets From Operations
Net investment loss	$ (183,213)	$ (41,380)
Net realized loss on investments
and foreign currenty transactions.	(1,886,436)	(997,950)
Net unrealized appreciation (depreciation)
of investments and foreign currency transactions	(7,934,246)	13,111,602
Net increase (decrease) in net assets resulting
from operations	(10,003,895)	12,072,272
Dividends to Shareholders
Net investment income – Class A	(2,659,071)	(191,658)
Net investment income – Class B	(111,221)	(10,723)
Total dividends	(2,770,292)	(202,381)

Share Transactions *
Class A:
Proceeds from shares sold	38,364,626	70,673,752
Reinvestment of dividends	2,652,722	191,287
Cost of shares redeemed	(6,639,751)	(5,066,692)
	34,377,597	65,798,347
Class B:
Proceeds from shares sold	1,314,283	2,992,429
Reinvestment of dividends	111,198	10,605
Cost of shares redeemed	(356,524)	(365,541)	This page left intentionally blank.
	1,068,957	2,637,493
Net increase from share transactions	35,446,554	68,435,840

Net increase in net assets	22,672,367	80,305,731

Net Assets
Beginning of period	100,572,236	20,266,505
End of period †	$ 123,244,603	$ 100,572,236
†Includes undistributed net investment income (deficit) of	$ (2,209,199)	$ 744,306

*Shares Issued and Redeemed
Class A:
Sold	2,996,421	5,913,413
Reinvestment of dividends	196,790	16,831
Redeemed	(529,249)	(414,729)
Net increase in Class A shares outstanding	2,663,962	5,515,515

Class B:
Sold	103,498	253,454
Reinvestment of dividends	8,336	936
Redeemed	(28,189)	(30,527)
Net increase in Class B shares outstanding.	83,645	223,863

106	See notes to financial statements		107

Notes to Financial Statements
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2008

1. Significant Accounting Policies— First Investors Income Funds (“Income
Funds”) and First Investors Equity Funds (“Equity Funds”) each a Delaware statutory trust (each a “Trust”, collectively, “the Trusts”), are registered under the Investment
Company Act of 1940 (“the 1940 Act”) as diversified, open-end management investment companies and operate as series funds. The Income Funds issue shares of beneficial interest in the Cash Management Fund, Government Fund, Investment
Grade Fund and Fund For Income. The Equity Funds issue shares of beneficial interest in the Total Return Fund, Value Fund, Blue Chip Fund, Growth & Income
Fund, Global Fund, Select Growth Fund (formerly All-Cap Growth Fund), Opportu-
nity Fund (formerly Mid-Cap Opportunity Fund), Special Situations Fund, and
International Fund (each a “Fund”, collectively, “the Funds”). The Trusts account separately for the assets, liabilities and operations of each Fund. The objective of each Fund as of March 31, 2008 is as follows:

Cash Management Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

Government Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.

Investment Grade Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.

Fund For Income primarily seeks high current income and, secondarily, seeks capital appreciation.

Total Return Fund seeks high, long-term total investment return consistent with moderate investment risk.

Value Fund seeks total return.

Blue Chip Fund seeks high total investment return.

Growth & Income Fund seeks long-term growth of capital and current income.

Global Fund primarily seeks long-term capital growth and, secondarily, a reasonable level of current income.

Select Growth Fund seeks long-term growth of capital.

Opportunity Fund seeks long-term capital growth.

Special Situations Fund seeks long-term growth of capital.

International Fund primarily seeks long-term capital growth.

108

A. Security Valuation—Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities. Securi-
ties may also be priced by a pricing service approved by the Trusts’ Board of Trustees
(the “Board”). The pricing service considers security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in
60 days or less are valued at amortized cost.

The Funds monitor for significant events occurring after the close of foreign markets but prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any foreign securities that are held by the Funds.
Examples of such events include natural disasters, political events and issuer-specific developments. If the Valuation Committee decides that such events warrant using fair value estimates for foreign securities, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
The Funds also use a pricing service to fair value foreign securities in the event that fluctuation in U.S. securities markets exceed a predetermined level. For valuation purposes, where applicable, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.
At March 31, 2008, Fund For Income held ten securities that were fair valued by its
Valuation Committee with an aggregate value of $5,265,929, representing 1.0% of the Fund’s net assets and International Fund held twelve securities that were fair val-
ued by its Valuation Committee with an aggregate value of $12,801,781 representing
10.4% of the Fund’s net assets.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference be-
tween its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

109

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2008

B. Federal Income Taxes—No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment com-
panies and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, such taxes.

At September 30, 2007, capital loss carryovers were as follows:

				Year Capital Loss Carryovers Expire
Fund	Total	2008	2009	2010	2011	2012	2013	2014	2015
Government	$9,588,398	$1,017,364	$2,144,197	$—	$54,921	$2,120,906	$1,600,894	$740,643	$1,909,473
Investment Grade	7,875,581	—	1,715,940	27,419	407,283	1,356,376	14	74,116	4,294,433
Fund For Income	154,363,100	1,832,458	13,810,649	18,563,112	52,099,335	25,740,298	10,200,012	7,456,986	24,660,250
Value	27,853,262	—	—	—	27,853,262	—	—	—	—
Blue Chip*	87,143,349	2,138,552	2,138,552	12,233,984	70,632,261	—	—	—	—
International	82,339	—	—	—	—	—	—	—	82,339

*For Blue Chip Fund, $7,860,758 of the $87,143,349 capital loss carryforward was acquired in the reorganization with
Focused Equity Fund and will expire by 2011.

Effective June 29, 2007, the Funds adopted the Financial Accounting Standards
Board (“FASB”) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes”
(“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether tax positions are “more-
likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has reviewed the tax positions for each of the open tax years 2004 to 2007 and has determined the adoption of FIN 48 had no impact on the financial statements of the Funds.

C. Distributions to Shareholders—Dividends from net investment income of the Govern-
ment Fund, Investment Grade Fund and Fund For Income are generally declared daily and paid monthly. The Cash Management Fund declares distributions daily and pays distributions monthly. Distributions are declared from the total of net investment income plus or minus all realized short-term gains and losses on investments. Dividends from net investment income, if any, of Total Return Fund, Value Fund, Blue Chip Fund and Growth
& Income Fund are declared and paid quarterly. Dividends from net investment income, if any, of Global Fund, Select Growth Fund, Opportunity Fund, Special Situations Fund,
and International Fund are declared and paid annually. Distributions from net realized

110

capital gains of each of the other Funds, if any, are normally declared and paid annually.
Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the
United States of America. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales losses, post-October capital losses, net operating losses and foreign currency transactions.

D. Expense Allocation—Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of the Trusts are allocated among and charged to the assets of each Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Repurchase Agreements—Securities pledged as collateral for repurchase agree-
ments entered into by the Global Fund are held by the Global Fund’s custodian until maturity of the repurchase agreement. The agreements provide that the Global Fund will receive, as collateral, securities with a market value which will at all times be at least equal to 100% of the amount invested by the Global Fund.

F. Use of Estimates—The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

G. Foreign Currency Translations—The accounting records of Global Fund and
International Fund are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated to U.S. dollars at the date of valuation. Purchases and sales of investment securities, dividend income and certain expenses are translated to U.S. dollars at the rates of exchange prevailing on the respective dates of such transactions.

Global Fund and International Fund do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. These changes are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gains and losses on foreign currency transactions include gains and losses from the sales of foreign currency and gains and losses on accrued foreign dividends and related withholding taxes.

111

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2008

H. Security Lending—Fund For Income may loan securities to other investors through the Securities Lending Management Agreement (“the Agreement”) with
Credit Suisse. Under the terms of the Agreement, the Fund is required to maintain collateral with a market value not less than 101% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in market value of securities on loan. Collateral may consist of cash or securities issued or guaranteed by the U.S. government or its agencies. Cash collateral may be invested in permis-
sible instruments authorized by the Agreement. Interest earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by Credit Suisse for its services in connection with this securities lending program. The Fund is subject to all of the investment risks associated with the securities that are being loaned and the investments made with the cash collateral.
The Fund is also subject to the risks associated with a delay in recovering the loaned securities or an inability to recover the loaned securities in the event the collateral is not sufficient. The market value of securities on loan at March 31, 2008, was
$51,352,851 (including $1,445,393 of accrued interest), for which the Fund received cash collateral of $52,640,202.

I. Other—Security transactions are accounted for on the date the securities are pur-
chased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income and estimated expenses are accrued daily. Bond discounts and premiums are accreted or amortized using the interest method. For the six months ended March 31, 2008, the Bank of New York
Mellon, custodian of each Fund (other than Global Fund and International Fund), has provided credits in the amount of $23,302 for the Income Funds and $63,129 for the Equity Funds against custodian charges based on the uninvested cash balances of these Funds. The Funds also reduced expenses through brokerage service arrange-
ments. For the six months ended March 31, 2008, expenses were reduced by $3,482 for the Income Funds and by $8,453 for the Equity Funds under these arrangements.

2. Security Transactions—For the six months ended March 31, 2008, purchases and sales of securities and long-term U.S. Government obligations (excluding U.S.
Treasury bills, repurchase agreements, short-term securities and foreign currencies)
were as follows:

112

			Long-Term U.S.
	Securities		Government Obligations
	Cost of	Proceeds	Cost of	Proceeds
Fund	Purchases	of Sales	Purchases	of Sales
Government	$—	$—	$59,912,533	$51,191,644
Investment Grade	135,384,829	112,885,916	37,352,071	67,533,472
Fund For Income	55,538,280	44,231,809	—	—
Total Return	104,445,060	69,867,068	7,322,550	38,922,969
Value	36,383,510	48,423,898	—	—
Blue Chip	14,440,630	35,902,236	—	—
Growth & Income	91,832,519	102,699,781	—	—
Global.	200,333,450	191,594,870	—	—
Select Growth.	124,339,895	113,049,599	—	—
Opportunity	94,848,968	105,714,720	—	—
Special Situations	69,961,384	78,286,030	—	—
International	90,113,566	59,986,969	—	—

At March 31, 2008, aggregate cost and net unrealized appreciation (depreciation) of securities for federal income tax purposes were as follows:

				Net
		Gross	Gross	Unrealized
	Aggregate	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Government	$234,226,879	$3,063,487	$267,684	$2,795,803
Investment Grade	306,365,860	3,766,114	8,021,357	(4,255,243)
Fund For Income	588,598,244	3,018,031	75,376,496	(72,358,465)
Total Return	325,785,048	50,462,074	20,509,442	29,952,632
Value	330,047,858	76,106,052	29,863,373	46,242,679
Blue Chip	363,723,594	138,215,674	23,721,065	114,494,609
Growth & Income	630,096,392	184,060,878	71,224,317	112,836,561
Global*	283,095,604	37,476,910	12,326,506	25,150,404
Select Growth.	241,976,274	13,899,114	11,975,527	1,923,587
Opportunity	385,589,113	108,037,496	37,069,928	70,967,568
Special Situations	259,640,773	39,313,557	20,034,974	19,278,583
International*	116,737,364	9,599,437	4,262,045	5,337,392

*Aggregate cost includes PFIC income of $1,106,120 for Global Fund and $1,587,080 for
International Fund.

113

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2008

3. Advisory Fee and Other Transactions With Affiliates—Certain officers and trustees of the Trusts are officers and directors of the Trusts’ investment adviser, First
Investors Management Company, Inc. (“FIMCO”), their underwriter, First Investors
Corporation (“FIC”), their transfer agent, Administrative Data Management Corp.
(“ADM”) and/or First Investors Federal Savings Bank, (“FIFSB”), custodian of the
Funds’ retirement accounts. Trustees of the Trusts who are not “interested persons”
of the Funds as defined in the 1940 Act are remunerated by the Funds. For the six months ended March 31, 2008, total trustees’ fees accrued by the Income Funds and
Equity Funds amounted to $30,650 and $84,231, respectively.

The Investment Advisory Agreements provide as compensation to FIMCO, an annual fee, payable monthly, at the following rates:

Cash Management Fund— .50% of the Fund’s average daily net assets. During the period October 1, 2007 to March 31, 2008, FIMCO has voluntarily waived $161,373 in advisory fees to limit the Fund’s overall expense ratio to .80% on Class A shares and 1.55% on Class B shares.

Government Fund—.66% on the first $500 million of the Fund’s average daily net assets, declining by .02% on each $500 million thereafter, down to .60% on average daily net assets over $1.5 billion. During the period October 1, 2007 to March 31,
2008, FIMCO has voluntarily waived $149,281 in advisory fees to limit the Fund’s overall expense ratio to 1.10% on Class A shares and 1.80% on Class B shares.

Investment Grade Fund— .66% on the first $500 million of the Fund’s average daily net assets, declining by .02% on each $500 million thereafter, down to .60% on average daily net assets over $1.5 billion. During the period October 1, 2007 to March 31, 2008,
FIMCO has voluntarily waived $201,890 in advisory fees to limit the Fund’s overall expense ratio to 1.10% on Class A shares and 1.80% on Class B shares.

Fund For Income— .75% on the first $250 million of the Fund’s average daily net assets, .72% on the next $250 million, .69% on the next $250 million, .66% on the next $500 million, declining by .02% on each $500 million thereafter, down to .60%
on average daily net assets over $2.25 billion.

Total Return, Value, Blue Chip, Growth & Income, Select Growth, and
Opportunity Funds— .75% on the first $300 million of each Fund’s average daily net assets, .72% on the next $200 million, .69% on the next $250 million, .66% on the next $500 million, declining by .02% on each $500 million thereafter, down to
.60% on average daily net assets over $2.25 billion.

114

Special Situations Fund— 1% on the first $200 million of the Fund’s average daily net assets, .75% on the next $300 million, .72% on the next $250 million, .69% on the next $250 million, .66% on the next $500 million, and .64% on average daily net assets over $1.5 billion. During the period October 1, 2007 to March 31, 2008,
FIMCO has voluntarily waived 20% of the 1% annual fee to limit the advisory fee to
.80% of the Fund’s average daily net assets.

Global and International Funds— .98% on the first $300 million of each Fund’s average daily net assets, .95% on the next $300 million, .92% on the next $400 mil-
lion, .90% on the next $500 million and .88% on average daily net assets over $1.5 billion. During the period October 1, 2007 to March 31, 2008, FIMCO has volun-
tarily waived 3.1% of the .98% annual fee on Global Fund to limit the advisory fee to
.95% of the Fund’s average daily net assets.

For the six months ended March 31, 2008, total advisory fees accrued to FIMCO by the Income Funds and Equity Funds were $4,364,510 and $14,201,793, respectively, of which $512,544 and $222,300, respectively, was voluntarily waived by FIMCO as noted above.

FIMCO, pursuant to an expense limitation agreement, assumed for the International
Fund organizational expenses and expenses incurred during the fiscal year ended
September 30, 2006, to limit the International Fund’s total expenses to 2.50% of the average daily net assets on the Class A shares and 3.20% of the average daily net assets on the Class B shares. FIMCO and the International Fund have agreed that any expenses of the International Fund assumed by FIMCO pursuant to this agreement shall be repaid to FIMCO by the International Fund in the first, second, or third fiscal years following the year ended September 30, 2006, if the total expenses of the In-
ternational Fund for such year or years do not exceed 2.50% of the average daily net assets on Class A shares and 3.20% on the average daily net assets of Class B shares or any lower expense limitations to which FIMCO may otherwise agree. The total or-
ganizational expenses and expenses incurred in excess of the above stated limitations was $101,265. During the year ended September 30, 2007, the International Fund has repaid FIMCO $81,989 pursuant to the terms of the agreement. During the period
October 1, 2007 to March 31, 2008, the International Fund has repaid to FIMCO the remaining amount of $19,276.

For the six months ended March 31, 2008, FIC, as underwriter, received from the
Income Funds and Equity Funds $2,490,952 and $12,153,302, respectively, in com-
missions in connection with the sale of shares of the Funds, after allowing $7,795 and $3,674, respectively, to other dealers. For the six months ended March 31, 2008, shareholder servicing costs for the Income Funds and Equity Funds included $1,108,882

115

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2008

and $3,809,781, respectively, in transfer agent fees accrued to ADM and $185,432 and
$980,779, respectively, in retirement accounts custodian fees accrued to FIFSB.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund, other than the Cash Management Fund, is authorized to pay FIC a fee up to .30%
of the average daily net assets of the Class A shares and 1% of the average daily net assets of the Class B shares on an annualized basis each fiscal year, payable monthly. The Cash Management Fund is authorized to pay FIC a fee of 1% of the average daily net assets of the Class B shares. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the six months ended March 31, 2008, total distribu-
tion plan fees accrued to FIC by the Income Funds and Equity Funds amounted to
$1,825,416 and $6,373,824, respectively.

Wellington Management Company, LLP (“Wellington”) serves as investment subadvis-
er to Global Fund, Smith Asset Management Group, L.P. serves as investment subad-
viser to Select Growth Fund, Paradigm Capital Management, Inc. serves as investment subadviser to Special Situations Fund and Vontobel Asset Management, Inc. serves as investment subadviser to International Fund. The subadvisers are paid by FIMCO and not by the Funds.

4. Restricted Securities— Certain restricted securities are exempt from the registra-
tion requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At March 31, 2008, Cash Management Fund held two 144A securities with an aggregate value of $11,866,829 representing 4.7%
of the Fund’s net assets, Investment Grade Fund held eleven 144A securities with an aggregate value of $15,643,770 representing 4.9% of the Fund’s net assets, Fund For
Income held twenty-seven 144A securities with an aggregate value of $66,417,392 representing 12.5% of the Fund’s net assets, Total Return Fund held four 144A securities with an aggregate value of $2,819,600 representing .8% of the Fund’s net assets and Global Fund held one 144A security with a value of $357,500, represent-
ing .1% of the Fund’s net assets. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified investors. At March 31, 2008, Cash Management Fund held seventeen Section 4(2) securities with an aggregate value of $88,398,048 represent-
ing 34.9% of the Fund’s net assets, Fund For Income held one Section 4(2) security with a value of $9,986,857 representing 1.9% of the Fund’s net assets, Value Fund held one Section 4(2) security with a value of $17,477,000 representing 4.6% of the
Fund’s net assets, Blue Chip Fund held two Section 4(2) securities with an aggregate value of $5,993,132 representing 1.3% of the Fund’s net assets, Growth & Income

116

Fund held one Section 4(2) security with a value of $1,299,173 representing .2% of the Fund’s net assets, Select Growth Fund held one Section 4(2) security with a value of $7,290,406 representing 3.0% of the Fund’s net assets, Opportunity Fund held one Section 4(2) security with a value of $2,796,320 representing .6% of the Fund’s net assets, Special Situations Fund held one Section 4(2) security with a value of
$6,495,867 representing 2.3% of the Fund’s net assets and International Fund held one Section 4(2) security with a value of $5,992,114 representing 4.9% of the Fund’s net assets. These securities are valued as set forth in Note 1A.

5. High Yield Credit Risk—The investments of Fund For Income in high yield se-
curities whether rated or unrated may be considered speculative and subject to greater market fluctuations and risks of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for holders of high-yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

6. Forward Currency Contracts and Foreign Exchange Contracts—Forward
currency contracts and foreign exchange contracts are obligations to purchase or sell a specific currency for an agreed-upon price at a future date. When a Fund purchases or sells foreign securities it customarily enters into a forward currency contract to minimize foreign exchange risk between the trade date and the settlement date of such transactions. The Fund could be exposed to risk if counter parties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. Forward currency contracts and foreign exchange contracts are
“marked-to-market” daily at the applicable translation rate and the resulting unrealized gains or losses are reflected in the Fund’s assets.

The Global Fund had the following forward currency contracts outstanding at
March 31, 2008:

Contracts to Buy				Unrealized
Foreign Currency		In Exchange for	Settlement Date	Gain (Loss)
1,369,907	Euro	US $2,171,262	3/31/08	US $562
481,622	Euro	759,299	4/1/08	(3,860)
4,138,138	Japanese Yen	41,679	4/1/08	104
380,754	Swiss Franc	382,668	4/1/08	(2,302)
669,941	Euro	1,056,684	4/2/08	(4,877)
168,457	Swiss Franc	168,917	4/2/08	(1,406)
		$4,580,509		$(11,779)

				117

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2008

Contracts to Sell				Unrealized
Foreign Currency		In Exchange for	Settlement Date	Gain (Loss)
82,207	Euro	US $ 130,295	3/31/08	US $(34)
535,658	Brazilian Real	308,505	4/1/08	(2,153)
967,097	Euro	1,524,600	4/1/08	7,823
226,507	Swiss Franc	227,645	4/1/08	1,369
235,054	Euro	370,746	4/2/08	1,711
41,536,805	Japanese Yen	415,776	4/2/08	1,533
		$2,977,567		$10,249

Net Unrealized Loss on Forward Currency Contracts				$(1,530)

The International Fund had the following forward currency contracts outstanding at
March 31, 2008:

Contracts to Buy				Unrealized
Foreign Currency		In Exchange for	Settlement Date	Gain
4,715,220	Hong Kong Dollar	US $606,011	4/1/08	US $163

Contracts to Sell				Unrealized
Foreign Currency		In Exchange for	Settlement Date	Gain
928,589	Mexican Peso	US $ 86,847	3/31/08	US $209
Net Unrealized Gain on Forward Currency Contracts				$372

118

The International Fund had the following foreign exchange contracts outstanding at
March 31, 2008:

Contracts to Buy				Unrealized
Foreign Currency		In Exchange for	Settlement Date	Gain
351,000,000	Japanese Yen	US $2,977,781	5/12/08	US $ 548,617
8,310,000	Swiss Franc	7,020,123	5/13/08	1,381,879
3,330,000	Australian Dollar	2,942,721	6/13/08	97,070
6,187,000	British Pound	12,107,217	6/13/08	189,560
9,170,000	Euro	13,474,581	6/13/08	1,055,834
11,490,000	Swiss Franc	10,606,186	6/13/08	1,011,022
6,233,000	British Pound	12,352,871	8/11/08	35,331
8,650,000	Euro	12,670,953	8/11/08	1,035,492
7,100,000	Euro	11,124,280	9/22/08	126,096
6,120,000	Swiss Franc	6,170,288	9/22/08	17,468
		$91,447,001		$5,498,369

Contracts to Sell				Unrealized
Foreign Currency		In Exchange for	Settlement Date	Gain (Loss)
351,000,000	Japanese Yen	US $ 3,053,627	5/12/08	US $ (472,770)
8,310,000	Swiss Franc	6,999,078	5/13/08	(1,402,923)
3,330,000	Australian Dollar	2,877,520	6/13/08	(162,272)
6,187,000	British Pound	12,506,419	6/13/08	209,643
9,170,000	Euro	13,433,981	6/13/08	(1,096,434)
11,490,000	Swiss Franc	10,163,644	6/13/08	(1,453,564)
6,233,000	British Pound	11,976,336	8/11/08	(411,867)
8,650,000	Euro	12,490,687	8/11/08	(1,215,758)
6,770,000	British Pound	13,253,020	9/22/08	(202,480)
7,100,000	Euro	10,979,440	9/22/08	(270,936)
6,120,000	Swiss Franc	6,098,655	9/22/08	(89,101)
		$103,832,407		$(6,568,462)
Net Unrealized Loss on Foreign Exchange Contracts				$(1,070,093)

				119

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2008

7. Capital—The Trusts are authorized to issue an unlimited number of shares of benefi-
cial interest without par value. The Trusts consist of the Funds listed on the cover page, each of which is a separate and distinct series of the Trusts. Each Fund has designated two classes of shares, Class A shares and Class B shares (each, a “Class”). Each share of each Class has an equal beneficial interest in the assets, has identical voting, dividend, liquidation and other rights and is subject to the same term and conditions except that expenses allocated to a Class may be borne solely by that Class as determined by the
Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. Cash Management Fund’s Class A and Class B shares are sold without an initial sales charge; however, its Class B shares may only be acquired through an exchange of Class B shares from another First Investors eligible Fund or through the reinvestment of dividends on Class B shares and are generally subject to a contingent deferred sales charge at the rate of 4% in the first year and declining to 0% over a six-
year period, which is payable to FIC as underwriter of the Trusts. The Class A and Class
B shares sold by the other Funds have a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to
5.75% of the amount invested and together with the Class B shares are subject to distri-
bution plan fees as described in Note 3. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into
Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets to each class.

8. Reorganizations—On August 10, 2007, First Investors Blue Chip Fund (“Blue
Chip Fund”) acquired all of the net assets of the First Investors Focused Equity
Fund (“Focused Equity Fund”) in connection with a tax-free reorganization that was approved by the Equity Funds’ Board of Trustees. The Blue Chip Fund issued
1,728,265 Class A shares and 230,867 Class B shares to the Focused Equity Fund in connection with the reorganization. In return, it received net assets of $47,523,380 from the Focused Equity Fund (which included $1,253,787 of Unrealized apprecia-
tion and $11,500,588 of accumulated net realized losses). The Blue Chip Fund’s shares were issued at their current net asset values as of the date of the reorganiza-
tion. The aggregate net assets of the Blue Chip Fund and Focused Equity Fund immediately before the acquisition were $549,166,656 consisting of Blue Chip Fund
$501,643,276 ($462,090,636 Class A and $39,552,640 Class B) and Focused Equity
Fund $47,523,380 ($42,266,488 Class A and $5,256,892 Class B), respectively.

120

9. New Accounting Pronouncements—In September 2006, the FASB issued State-
ment on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measure-
ments.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair val-
ue measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles for the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2008, FIMCO does not believe the adoption of SFAS No. 157 will impact the financial statement amounts of the Funds, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

121

Financial Highlights
FIRST INVESTORS INCOME FUNDS

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each fiscal year ended
September 30, except as otherwise indicated.

			P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions												Ratio to Average Net
		Investment Operations			from						Ratio to Average Net						Assets Before Expenses
	Net Asset		Net Realized					Net Asset			Assets**						Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Net Expenses		Net				Net		Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Period	After Fee		Before Fee		Investment				Investment		Turnover
	of Period	Income	Investments	Operations	Income	Gain	Distributions	Period	Return *	(in millions)	Credits		Credits	(a)	Income		Expenses		Income (Loss)		Rate

CASH MANAGEMENT FUND

Class A
2003	$ 1.00	$.006	—	$.006	$.006	—	$.006	$ 1.00	.62%	$179.78%			.78%		.62%		.97%		.43%		—
2004	1.00	.005	—	.005	.005	—	.005	1.00	.50	171.70			.70		.50		1.05		.15		—
2005	1.00	.019	—	.019	.019	—	.019	1.00	1.94	162.70			.71		1.90		1.04		1.56		—
2006	1.00	.038	—	.038	.038	—	.038	1.00	3.89	200.78			.79		3.85		1.01		3.62		—
2007	1.00	.045	—	.045	.045	—	.045	1.00	4.59	218.80			.81		4.51		.93		4.38		—
2008(b)	1.00	.018	—	.018	.018	—	.018	1.00	1.79	250.80		†	.80	†	3.53	†	.94	†	3.39†		—

Class B
2003	1.00	.001	—	.001	.001	—	.001	1.00	.05	6	1.34		1.34		.06		1.53		(.13)		—
2004	1.00	—	—	—	—	—	—	1.00	—	5	1.20		1.20		—		1.55		(.35)		—
2005	1.00	.012	—	.012	.012	—	.012	1.00	1.18	3	1.45		1.46		1.15		1.79		.81		—
2006	1.00	.031	—	.031	.031	—	.031	1.00	3.11	3	1.53		1.54		3.10		1.76		2.87		—
2007	1.00	.037	—	.037	.037	—	.037	1.00	3.81	2	1.55		1.56		3.76		1.68		3.63		—
2008(b)	1.00	.014	—	.014	.014	—	.014	1.00	1.42	3	1.55	†	1.55	†	2.78	†	1.69	†	2.64	†	—

GOVERNMENT FUND

Class A
2003	$11.50	$ .54	$(.19)	$ .35	$ .54	—	$ .54	$11.31	3.08%	$184	1.10%		1.10%		4.69%		1.58%		4.21%		65%
2004	11.31	.51	(.18)	.33	.51	—	.51	11.13	3.01	179	1.10		1.10		4.59		1.56		4.13		60
2005	11.13	.50	(.25)	.25	.50	—	.50	10.88	2.25	182	1.10		1.11		4.49		1.57		4.02		48
2006	10.88	.45	(.13)	.32	.49	—	.49	10.71	3.02	186	1.10		1.11		4.14		1.35		3.89		43
2007	10.71	.49	(.06)	.43	.50	—	.50	10.64	4.07	199	1.10		1.11		4.62		1.24		4.48		23
2008(b)	10.64	.24	.30	.54	.24	—	.24	10.94	5.14	217	1.10	†	1.11	†	4.47	†	1.24	†	4.34	†	24

Class B
2003	11.49	.45	(.19)	.26	.45	—	.45	11.30	2.33	21	1.85		1.85		3.94		2.33		3.46		65
2004	11.30	.43	(.18)	.25	.43	—	.43	11.12	2.25	17	1.85		1.85		3.84		2.31		3.38		60
2005	11.12	.41	(.25)	.16	.41	—	.41	10.87	1.48	15	1.85		1.86		3.74		2.32		3.27		48
2006	10.87	.36	(.12)	.24	.40	—	.40	10.71	2.32	13	1.85		1.86		3.39		2.10		3.14		43
2007	10.71	.41	(.06)	.35	.42	—	.42	10.64	3.33	12	1.82		1.83		3.90		1.96		3.76		23
2008(b)	10.64	.20	.31	.51	.21	—	.21	10.94	4.77	12	1.80	†	1.81	†	3.77	†	1.94	†	3.64	†	24

122																						123

Financial Highlights (continued)
FIRST INVESTORS INCOME FUNDS

			P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions												Ratio to Average Net
		Investment Operations			from						Ratio to Average Net						Assets Before Expenses
	Net Asset		Net Realized					Net Asset			Assets**						Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Net Expenses		Net				Net		Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Period	After Fee		Before Fee		Investment				Investment		Turnover
	of Period	Income	Investments	Operations	Income	Gain	Distributions	Period	Return *	(in millions)	Credits		Credits	(a)	Income		Expenses		Income		Rate

INVESTMENT GRADE FUND

Class A
2003	$ 9.96	$.51	$ .35	$ .86	$.54	—	$.54	$10.28	8.94%	$144	1.10%		1.10%		4.85%		1.35%		4.60%		6%
2004	10.28	.47	(.11)	.36	.53	—	.53	10.11	3.57	170	1.10		1.10		4.49		1.32		4.27		9
2005	10.11	.45	(.28)	.17	.52	—	.52	9.76	1.70	203	1.10		1.11		4.21		1.31		4.00		11
2006	9.76	.44	(.19)	.25	.49	—	.49	9.52	2.69	231	1.10		1.11		4.35		1.27		4.18		74
2007	9.52	.45	(.09)	.36	.46	—	.46	9.42	3.91	271	1.10		1.11		4.58		1.22		4.46		50
2008(b)	9.42	.23	.05	.28	.23	—	.23	9.47	3.02	295	1.10	†	1.10	†	4.60	†	1.24	†	4.46	†	59

Class B
2003	9.96	.43	.36	.79	.47	—	.47	10.28	8.17	31	1.85		1.85		4.10		2.10		3.85		6
2004	10.28	.38	(.11)	.27	.45	—	.45	10.10	2.74	30	1.85		1.85		3.74		2.07		3.52		9
2005	10.10	.34	(.24)	.10	.45	—	.45	9.75	.97	28	1.85		1.86		3.46		2.06		3.25		11
2006	9.75	.30	(.12)	.18	.42	—	.42	9.51	1.92	24	1.85		1.86		3.60		2.02		3.43		74
2007	9.51	.35	(.05)	.30	.40	—	.40	9.41	3.17	22	1.82		1.83		3.86		1.94		3.74		50
2008(b)	9.41	.18	.07	.25	.20	—	.20	9.46	2.67	22	1.80	†	1.80	†	3.90	†	1.94	†	3.76	†	59

INCOME FUND

Class A
2003	$ 2.64	$.24	$ .41	$ .65	$.24	—	$.24	$ 3.05	25.78%	$509	1.34%		1.34%		8.38%		N/A		N/A		31%
2004	3.05	.23	.13	.36	.23	—	.23	3.18	12.06	561	1.29		1.29		7.35		N/A		N/A		37
2005	3.18	.23	(.11)	.12	.23	—	.23	3.07	3.79	571	1.30		1.30		7.33		N/A		N/A		39
2006	3.07	.22	(.06)	.16	.22	—	.22	3.01	5.40	555	1.30		1.31		7.28		N/A		N/A		28
2007	3.01	.21	(.02)	.19	.21	—	.21	2.99	6.38	563	1.28		1.29		7.00		N/A		N/A		34
2008(b)	2.99	.10	(.26)	(.16)	.11	—	.11	2.72	(5.61)	511	1.31	†	1.31	†	7.32	†	N/A		N/A		8

Class B
2003	2.63	.23	.41	.64	.22	—	.22	3.05	25.24	37	2.04		2.04		7.68		N/A		N/A		31
2004	3.05	.21	.12	.33	.20	—	.20	3.18	11.22	40	1.99		1.99		6.65		N/A		N/A		37
2005	3.18	.21	(.13)	.08	.20	—	.20	3.06	2.68	37	2.00		2.00		6.63		N/A		N/A		39
2006	3.06	.20	(.06)	.14	.20	—	.20	3.00	4.64	31	2.00		2.01		6.58		N/A		N/A		28
2007	3.00	.19	(.01)	.18	.19	—	.19	2.99	5.99	25	1.98		1.99		6.30		N/A		N/A		34
2008(b)	2.99	.09	(.27)	(.18)	.09	—	.09	2.72	(5.96)	20	2.01	†	2.01	†	6.62	†	N/A		N/A		8

*	Calculated without sales charges.
**	Net of expenses waived or assumed (Note 3).
†	Annualized.
(a)	The ratios do not include a reduction of expenses from cash balances maintained with the custodian
	or from brokerage service arrangements (Note 1I).
(b)	For the period October 1, 2007 to March 31, 2008.

124		See notes to financial statements																				125

Financial Highlights
FIRST INVESTORS EQUITY FUNDS

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each fiscal year ended
September 30, except as otherwise indicated.

			P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions												Ratio to Average Net
		Investment Operations			from						Ratio to Average Net						Assets Before Expenses
	Net Asset		Net Realized					Net Asset			Assets**						Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Net Expenses		Net			Net	Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Period	After Fee		Before Fee		Investment			Investment	Turnover
	of Period	Income	Investments	Operations	Income	Gain	Distributions	Period	Return *	(in millions)	Credits		Credits	(a)	Income		Expenses	Income	Rate

TOTAL RETURN FUND

Class A
2003	$10.59	$.20	$ 1.44	$1.64	$.21	$ —	$.21	$12.02	15.58%	$177	1.52%		1.52%		1.72%		1.77%	1.47%	80%
2004	12.02	.20	.96	1.16	.20	—	.20	12.98	9.65	231	1.44		1.44		1.60		1.65	1.39	41
2005	12.98	.23	.97	1.20	.25	—	.25	13.93	9.25	281	1.39		1.40		1.69		1.57	1.52	52
2006	13.93	.23	.64	.87	.23	—	.23	14.57	6.24	312	1.37		1.38		1.63		1.44	1.57	57
2007	14.57	.29	1.40	1.69	.30	.10	.40	15.86	11.68	355	1.32		1.33		2.05		N/A	N/A	40
2008(b)	15.86	.19	(1.18)	(.99)	.24	.28	.52	14.35	(6.45)	330	1.34	†	1.34	†	2.46	†	N/A	N/A	31

Class B
2003	10.46	.09	1.44	1.53	.13	—	.13	11.86	14.71	28	2.22		2.22		1.02		2.47	.77	80
2004	11.86	.12	.94	1.06	.12	—	.12	12.80	8.92	36	2.14		2.14		.90		2.35	.69	41
2005	12.80	.13	.95	1.08	.15	—	.15	13.73	8.49	38	2.09		2.10		.99		2.27	.82	52
2006	13.73	.13	.63	.76	.13	—	.13	14.36	5.53	36	2.07		2.08		.93		2.14	.87	57
2007	14.36	.14	1.42	1.56	.19	.10	.29	15.63	10.93	34	2.02		2.03		1.35		N/A	N/A	40
2008(b)	15.63	.13	(1.17)	(1.04)	.18	.28	.46	14.13	(6.81)	29	2.04	†	2.04	†	1.76	†	N/A	N/A	31

VALUE FUND

Class A
2003	$ 4.26	$.08	$ .73	.81	$.08	—	$.08	$ 4.99	19.04%	$126	1.67%		1.67%		1.69%		N/A	N/A	92%
2004	4.99	.07	.96	1.03	.07	—	.07	5.95	20.57	185	1.48		1.48		1.21		N/A	N/A	11
2005	5.95	.08	.65	.73	.07	—	.07	6.61	12.31	267	1.42		1.43		1.31		N/A	N/A	17
2006	6.61	.09	.78	.87	.08	—	.08	7.40	13.22	337	1.39		1.40		1.29		N/A	N/A	15
2007	7.40	.10	.74	.84	.10	—	.10	8.14	11.36	414	1.32		1.33		1.34		N/A	N/A	8
2008(b)	8.14	.06	(1.03)	(.97)	.07	—	.07	7.10	(12.00)	356	1.35	†	1.35	†	1.58	†	N/A	N/A	9

Class B
2003	4.20	.05	.71	.76	.04	—	.04	4.92	18.26	19	2.37		2.37		.99		N/A	N/A	92
2004	4.92	.03	.95	.98	.03	—	.03	5.87	19.91	23	2.18		2.18		.51		N/A	N/A	11
2005	5.87	.04	.63	.67	.03	—	.03	6.51	11.43	27	2.12		2.13		.61		N/A	N/A	17
2006	6.51	.04	.76	.80	.03	—	.03	7.28	12.34	28	2.09		2.10		.59		N/A	N/A	15
2007	7.28	.05	.72	.77	.04	—	.04	8.01	10.64	27	2.02		2.03		.64		N/A	N/A	8
2008(b)	8.01	.03	(1.01)	(.98)	.04	—	.04	6.99	(12.27)	21	2.05	†	2.05	†	.88	†	N/A	N/A	9

126																				127

Financial Highlights (continued)
FIRST INVESTORS EQUITY FUNDS

			P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
														Ratio to Average Net
					Less Distributions						Ratio to Average Net			Assets Before Expenses
		Investment Operations			from						Assets**			Waived or Assumed
	Net Asset	Net	Net Realized					Net Asset
	Value,	Investment	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses	Net Expenses	Net		Net	Portfolio
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Period	After Fee	Before Fee	Investment		Investment	Turnover
	of Period	(Loss)	Investments	Operations	Income	Gain	Distributions	Period	Return *	(in millions)	Credits	Credits (a)	Income (Loss)	Expenses	Income (Loss)	Rate
BLUE CHIP FUND

Class A
2003	$14.56	$ —	$ 2.58	$ 2.58	$ —	—	$ —	$17.14	17.72%	$383	1.56%	1.56%	.00%	1.68%	(.12)%	111%
2004	17.14	.01	1.54	1.55	—	—	—	18.69	9.04	414	1.47	1.47	.03	1.58	(.08)	94
2005	18.69	.10	1.91	2.01	.10	—	.10	20.60	10.76	421	1.45	1.45	.54	1.56	.43	55
2006	20.60	.10	1.82	1.92	.07	—	.07	22.45	9.31	438	1.46	1.46	.47	1.50	.43	6
2007	22.45	.15	3.17	3.32	.13	—	.13	25.64	14.81	526	1.39	1.39	.65	N/A	N/A	3
2008(b)	25.64	.10	(3.30)	(3.20)	.11	—	.11	22.33	(12.50)	445	1.39†	1.39†	.83†	N/A	N/A	3

Class B
2003	13.91	(.11)	2.46	2.35	—	—	—	16.26	16.90	62	2.26	2.26	(.70)	2.38	(.82)	111
2004	16.26	(.13)	1.48	1.35	—	—	—	17.61	8.30	61	2.17	2.17	(.67)	2.28	(.78)	94
2005	17.61	.09	1.67	1.76	.07	—	.07	19.30	9.98	52	2.15	2.15	(.16)	2.26	(.27)	55
2006	19.30	(.08)	1.72	1.64	—	—	—	20.94	8.50	44	2.16	2.16	(.23)	2.20	(.27)	6
2007	20.94	(.06)	3.00	2.94	—	—	—	23.88	14.04	46	2.09	2.09	(.05)	N/A	N/A	3
2008(b)	23.88	.01	(3.06)	(3.05)	.03	—	.03	20.80	(12.78)	34	2.09†	2.09†	.13†	N/A	N/A	3

GROWTH & INCOME FUND

Class A
2003	$ 8.83	$ .04	$ 1.85	1.89	$.04	$ —	$.04	$10.68	21.49%	$400	1.52%	1.52%	.44%	N/A	N/A	70%
2004	10.68	.06	1.43	1.49	.03	—	.03	12.14	13.95	499	1.42	1.42	.53	N/A	N/A	32
2005	12.14	.09	1.54	1.63	.10	—	.10	13.67	13.43	597	1.38	1.38	.72	N/A	N/A	42
2006	13.67	.05	1.05	1.10	.05	—	.05	14.72	8.06	671	1.37	1.37	.35	N/A	N/A	34
2007	14.72	.08	2.37	2.45	.07	.24	.31	16.86	16.78	808	1.32	1.32	.54	N/A	N/A	23
2008(b)	16.86	.09	(2.31)	(2.22)	.09	.21	.30	14.34	(13.37)	692	1.35†	1.35†	1.16†	N/A	N/A	11

Class B
2003	8.51	(.03)	1.78	1.75	—	—	—	10.26	20.56	76	2.22	2.22	(.26)	N/A	N/A	70
2004	10.26	(.03)	1.39	1.36	—	—	—	11.62	13.26	83	2.12	2.12	(.17)	N/A	N/A	32
2005	11.62	(.04)	1.51	1.47	.03	—	.03	13.06	12.65	82	2.08	2.08	.02	N/A	N/A	42
2006	13.06	(.12)	1.07	.95	—	—	—	14.01	7.28	72	2.07	2.07	(.35)	N/A	N/A	34
2007	14.01	(.13)	2.35	2.22	—	.24	.24	15.99	15.98	67	2.02	2.02	(.16)	N/A	N/A	23
2008(b)	15.99	.03	(2.19)	(2.16)	.04	.21	.25	13.58	(13.68)	52	2.05†	2.05†	.46†	N/A	N/A	11

128																	129

Financial Highlights (continued)
FIRST INVESTORS EQUITY FUNDS

			P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions												Ratio to Average Net
		Investment Operations			from						Ratio to Average Net						Assets Before Expenses
	Net Asset	Net	Net Realized					Net Asset			Assets**						Waived or Assumed
	Value,	Investment	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Net Expenses		Net				Net		Portfolio
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Period	After Fee		Before Fee		Investment				Investment		Turnover
	of Period	(Loss)	Investments	Operations	Income	Gain	Distributions	Period	Return *	(in millions)	Credits		Credits	(a)	Income (Loss)		Expenses		Income (Loss)		Rate

GLOBAL FUND

Class A
2003	$ 4.24	$(.01)	$ .93	$ .92	$ —	$ —	$ —	$ 5.16	21.70%	$192	1.98%		1.98%		(.19)%		N/A		N/A		112%
2004	5.16	(.01)	.78	.77	—	—	—	5.93	14.92	209	1.86		1.86		(.13)		N/A		N/A		105
2005	5.93	—	1.13	1.13	—	—	—	7.06	19.06	239	1.78		1.78		.05		N/A		N/A		104
2006	7.06	.01	.71	.72	.02	—	.02	7.76	10.15	260	1.77		1.77		.14		N/A		N/A		105
2007	7.76	—	1.87	1.87	.05	.76	.81	8.82	26.43	323	1.70		1.70		(.07)		1.70%		(.07)%		134
2008(b)	8.82	(.01)	(.71)	(.72)	.05	1.08	1.13	6.97	(9.62)	297	1.69	†	1.69	†	(.28)	†	1.72	†	(.31)	†	60

Class B
2003	4.00	(.04)	.88	.84	—	—	—	4.84	21.00	15	2.68		2.68		(.89)		N/A		N/A		112
2004	4.84	(.05)	.73	.68	—	—	—	5.52	14.05	15	2.56		2.56		(.83)		N/A		N/A		105
2005	5.52	(.04)	1.04	1.00	—	—	—	6.52	18.12	14	2.48		2.48		(.65)		N/A		N/A		104
2006	6.52	(.05)	.67	.62	—	—	—	7.14	9.51	14	2.47		2.47		(.56)		N/A		N/A		105
2007	7.14	(.16)	1.81	1.65	.05	.76	.81	7.98	25.57	14	2.40		2.40		(.77)		2.40		(.77)		134
2008(b)	7.98	(.02)	(.65)	(.67)	.05	1.08	1.13	6.18	(10.05)	12	2.39	†	2.39	†	(.98)	†	2.42	†	(1.01)	†	60

SELECT GROWTH FUND††

Class A
2003	$ 5.33	$(.06)	$ 1.48	$ 1.42	—	$ —	$ —	$ 6.75	26.64%	$ 77	1.94%		1.94%		(1.15)%		1.96%		(1.17)%		126%
2004	6.75	(.07)	1.12	1.05	—	—	—	7.80	15.56	130	1.68		1.68		(1.12)		N/A		N/A		75
2005	7.80	(.05)	1.07	1.02	—	—	—	8.82	13.08	169	1.58		1.58		(.66)		N/A		N/A		91
2006	8.82	(.06)	.50	.44	—	—	—	9.26	4.99	195	1.53		1.53		(.65)		N/A		N/A		107
2007	9.26	(.04)	1.75	1.71	—	.76	.76	10.21	19.81	243	1.47		1.47		(.46)		N/A		N/A		169
2008(b)	10.21	(.02)	(1.27)	(1.29)	—	1.42	1.42	7.50	(14.61)	223	1.44	†	1.45	†	(.47)	†	N/A		N/A		45

Class B
2003	5.26	(.09)	1.44	1.35	—	—	—	6.61	25.67	14	2.64		2.64		(1.85)		2.66		(1.87)		126
2004	6.61	(.12)	1.10	.98	—	—	—	7.59	14.83	20	2.38		2.38		(1.82)		N/A		N/A		75
2005	7.59	(.11)	1.04	.93	—	—	—	8.52	12.25	23	2.28		2.28		(1.36)		N/A		N/A		91
2006	8.52	(.12)	.49	.37	—	—	—	8.89	4.34	23	2.23		2.23		(1.35)		N/A		N/A		107
2007	8.89	(.11)	1.68	1.57	—	.76	.76	9.70	19.00	25	2.17		2.17		(1.16)		N/A		N/A		169
2008(b)	9.70	(.05)	(1.20)	(1.25)	—	1.42	1.42	7.03	(15.00)	21	2.14	†	2.15	†	(1.17)	†	N/A		N/A		45

130																						131

Financial Highlights (continued)
FIRST INVESTORS EQUITY FUNDS

			P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions												Ratio to Average Net
		Investment Operations			from						Ratio to Average Net						Assets Before Expenses
	Net Asset	Net	Net Realized					Net Asset			Assets**						Waived or Assumed
	Value,	Investment	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Net Expenses		Net				Net		Portfolio
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Period	After Fee		Before Fee		Investment				Investment		Turnover
	of Period	(Loss)	Investments	Operations	Income	Gain	Distributions	Period	Return *	(in millions)	Credits		Credits	(a)	Income (Loss)		Expenses		(Loss)		Rate

OPPORTUNITY FUND†††

Class A
2003	$15.78	$(.12)	$ 3.52	$ 3.40	$ —	$ —	$ —	$19.18	21.55%	$192	1.73%		1.73%		(.80)%		1.97%		(1.04)%		37%
2004	19.18	(.09)	3.62	3.53	—	—	—	22.71	18.41	277	1.56		1.56		(.46)		1.73		(.63)		40
2005	22.71	(.09)	5.62	5.53	—	—	—	28.24	24.35	410	1.48		1.48		(.39)		1.61		(.52)		43
2006	28.24	(.09)	.77	.68	—	.78	.78	28.14	2.58	435	1.44		1.44		(.33)		1.47		(.36)		55
2007	28.14	.16	4.35	4.51	—	1.33	1.33	31.32	16.57	481	1.38		1.38		.52		N/A		N/A		50
2008(b)	31.32	.02	(3.09)	(3.07)	.14	2.66	2.80	25.45	(10.78)	420	1.39	†	1.39	†	.11	†	N/A		N/A		19

Class B
2003	14.87	(.23)	3.31	3.08	—	—	—	17.95	20.71	35	2.43		2.43		(1.50)		2.67		(1.74)		37
2004	17.95	(.23)	3.38	3.15	—	—	—	21.10	17.55	46	2.26		2.26		(1.16)		2.43		(1.33)		40
2005	21.10	(.26)	5.22	4.96	—	—	—	26.06	23.51	57	2.18		2.18		(1.09)		2.31		(1.22)		43
2006	26.06	(.29)	.73	.44	—	.78	.78	25.72	1.85	51	2.14		2.14		(1.03)		2.17		(1.06)		55
2007	25.72	(.05)	3.97	3.92	—	1.33	1.33	28.31	15.80	50	2.08		2.08		(.18)		N/A		N/A		50
2008(b)	28.31	(.07)	(2.76)	(2.83)	.14	2.66	2.80	22.68	(11.09)	40	2.09	†	2.09	†	(.59)	†	N/A		N/A		19

SPECIAL SITUATIONS FUND

Class A
2003	$12.66	$(.17)	$ 3.14	$ 2.97	—	$ —	$ —	$15.63	23.46%	$169	1.80%		1.80%		(1.26)%		2.05%		(1.51)%		111%
2004	15.63	(.18)	1.39	1.21	—	—	—	16.84	7.74	190	1.63		1.63		(1.08)		1.86		(1.31)		119
2005	16.84	(.12)	3.72	3.60	—	—	—	20.44	21.38	224	1.59		1.60		(.64)		1.82		(.86)		112
2006	20.44	.11	2.07	2.18	—	—	—	22.62	10.67	249	1.53		1.53		(.49)		1.73		(.69)		48
2007	22.62	(.06)	3.59	3.53	—	1.88	1.88	24.27	16.30	295	1.46		1.46		(.27)		1.61		(.42)		64
2008(b)	24.27	(.02)	(2.33)	(2.35)	—	1.22	1.22	20.70	(10.29)	264	1.49	†	1.50	†	(.16)	†	1.61	†	(.28)	†	24

Class B
2003	11.84	(.25)	2.93	2.68	—	—	—	14.52	22.63	20	2.50		2.50		(1.96)		2.75		(2.21)		111
2004	14.52	(.30)	1.32	1.02	—	—	—	15.54	7.03	21	2.33		2.33		(1.78)		2.56		(2.01)		119
2005	15.54	(.26)	3.44	3.18	—	—	—	18.72	20.46	21	2.29		2.30		(1.34)		2.52		(1.56)		112
2006	18.72	(.26)	2.11	1.85	—	—	—	20.57	9.88	18	2.23		2.23		(1.19)		2.43		(1.39)		48
2007	20.57	(.22)	3.26	3.04	—	1.88	1.88	21.73	15.48	18	2.16		2.16		(.97)		2.31		(1.12)		64
2008(b)	21.73	(.09)	(2.06)	(2.15)	—	1.22	1.22	18.36	(10.58)	15	2.19	†	2.20	†	(.86)	†	2.31	†	(.98)	†	24

132																						133

Financial Highlights (continued)
FIRST INVESTORS EQUITY FUNDS

			P E R S H A R E D A T A									R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions													Ratio to Average Net
		Investment Operations			from							Ratio to Average Net						Assets Before Expenses
	Net Asset	Net	Net Realized					Net Asset				Assets**						Waived or Assumed
	Value,	Investment	and Unrealized	Total from	Net	Net		Value,			Net Assets	Net Expenses		Net Expenses		Net				Net		Portfolio
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total		End of Period	After Fee		Before Fee		Investment				Investment		Turnover
	of Period	(Loss)	Investments	Operations	Income	Gain	Distributions	Period	Return	*	(in millions)	Credits		Credits	(a)	Income (Loss)		Expenses		Income (Loss)		Rate

INTERNATIONAL FUND

Class A
2006(c)	$10.00	$ —	$ .71	$ .71	$ —	—	$ —	$10.71	7.10%		$ 19	2.35	%†	2.35	%†	.15	%†	5.65	%†	(3.15)	%†	9%
2007	10.71	.08	2.46	2.54	.07	—	.07	13.18	23.84		96	2.50		2.50		(.05)		2.35		.10		67
2008(b)	13.18	.01	(.99)	(.98)	.32	—	.32	11.88	(7.73)		119	2.00	†	2.00	†	(.29)	†	1.96	†	(.25)	†	55

Class B
2006(c)	10.00	(.01)	.71	.70	—	—	—	10.70	7.00		1	3.05	†	3.05	†	(.55)	†	6.35	†	(3.85)	†	9
2007	10.70	—	2.44	2.44	.07	—	.07	13.07	22.93		4	3.20		3.20		(.75)		3.05		(.60)		67
2008(b)	13.07	(.02)	(1.00)	(1.02)	.32	—	.32	11.73	(8.11)		5	2.70	†	2.70	†	(.99)	†	2.66	†	(.95)	†	55

*	Calculated without sales charges
**	Net of expenses waived or assumed by the investment adviser (Note 3)
†	Annualized
††	Prior to May 7, 2007, known as All-Cap Growth Fund.
†††	Prior to January 31, 2008, known as Mid-Cap Opportunity Fund.
(a)	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1I).
(b)	For the period October 1, 2007 to March 31, 2008
(c)	For the period June 27, 2006 (commencement of operations) to September 30, 2006

134		See notes to financial statements																					135

Report of Independent Registered Public
Accounting Firm

To the Shareholders and Board of Trustees of
First Investors Income Funds and First Investors Equity Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments of the Cash Management Fund, Government Fund,
Investment Grade Fund and Fund For Income, (each a series of First Investors
Income Funds), and the Total Return Fund, Value Fund, Blue Chip Fund, Growth
& Income Fund, Global Fund, Select Growth Fund, Opportunity Fund, Special
Situations Fund, and International Fund (each a series of First Investors Equity
Funds), as of March 31, 2008, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated
thereon. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States) . Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform an audit of the Funds’ internal control over fi nancial reporting. Our audits included consideration of internal control over fi nancial reporting as a basis for designing audit procedures that are appropri-
ate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confi rmation of securities owned as of March 31, 2008, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation requests, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

136

In our opinion, the fi nancial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cash Management
Fund, Government Fund, Investment Grade Fund, Fund For Income, Total Return
Fund, Value Fund, Blue Chip Fund, Growth & Income Fund, Global Fund, Select
Growth Fund, Opportunity Fund, Special Situations Fund and International Fund, as
of March 31, 2008, and the results of their operations, changes in their net assets, and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
May 30, 2008

137

FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS

Trustees
———————————————————
Charles R. Barton, III

Stefan L. Geiringer

Robert M. Grohol

Kathryn S. Head

Arthur M. Scutro, Jr.

James M. Srygley

Robert F. Wentworth

Officers
———————————————————
Kathryn S. Head
President

Larry R. Lavoie
Chief Compliance Officer

Joseph I. Benedek
Treasurer

Mark S. Spencer
Assistant Treasurer

Ruta M. Carroll
Secretary

Carol Lerner Brown
Assistant Secretary

138

Shareholder Information
———————————————————
Investment Adviser	Custodian
First Investors Management	The Bank of New York Mellon
Company, Inc.	One Wall Street
110 Wall Street	New York, NY 10286
New York, NY 10005
Custodian
Subadviser	(Global and International Funds)
(Global Fund)	Brown Brothers Harriman & Co.
Wellington Management Company, LLP	40 Water Street
75 State Street	Boston, MA 02109
Boston, MA 02109
Transfer Agent
Subadviser	Administrative Data Management Corp.
(Select Growth Fund)	Raritan Plaza I – 8th Floor
Smith Asset Management Group, L. P.	Edison, NJ 08837-3620
100 Crescent Court
Dallas, TX 75201	Independent Registered Public
Accounting Firm
Subadviser	Tait, Weller & Baker LLP
(Special Situations Fund)	1818 Market Street
Paradigm Capital Management, Inc.	Philadelphia, PA 19103
Nine Elk Street
Albany, NY 12207	Legal Counsel
Kirkpatrick & Lockhart
Subadviser	Preston Gates Ellis, LLP
(International Fund)	1601 K Street, N. W.
Vontobel Asset Management, Inc.	Washington, DC 20006
1540 Broadway
New York, NY 10036

Underwriter
First Investors Corporation
110 Wall Street
New York, NY 10005

139

A description of the policies and procedures that the Funds use to vote proxies relating to a portfolio’s securities is available, without charge, upon request, by calling 1-800-423-4026, or can be viewed online or downloaded from the Edgar database on the Securities and
Exchange Commission’s (SEC) website at http://www.sec.gov. In addition, information regarding how the Funds voted proxies relating to portfolio securities during the most recent
12-month period ended June 30, is available, without charge, upon request in writing at our address listed above or by calling 1-800-423-4026 and on the SEC’s internet website at
http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year. The Funds’ Form N-Q is available on the
SEC’s website at http://www.sec.gov; and may also be reviewed and copied at the SEC’s
Public Reference Room in Washington, D. C. Information on the operation of the Public
Reference Room may be obtained by calling 1-800-SEC-0330. The schedule of portfolio holdings is also available, without charge, upon request, by calling 1-800-423-4026 or writing to us at our address listed above.

140

NOTES

141

First Investors

110 Wall Street
New York, NY 10005

EISAR

Item 2. Code of Ethics

Not applicable

Item 3. Audit Committee Financial Expert

Not applicable

Item 4. Principal Accountant Fees and Services

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments

Schedule of investments is included as part of the report to stockholders filed under
Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies & Procedures for
Closed-End Management Investment Companies

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management
Investment Companies and Affiliated Purchasers

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedure by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Code of Ethics - Not applicable

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 - Filed herewith

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 - Filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Equity Funds
(Registrant)

By /S/ KATHRYN S. HEAD
Kathryn S. Head
President and Principal Executive Officer

Date: June 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the
Registrant and in the capacities and on the dates indicated.

First Investors Equity Funds
(Registrant)

By /S/ JOSEPH I. BENEDEK
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date: June 3, 2008